MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (7.9%)
Activision Blizzard, Inc.	91,584	6,808,355
Alphabet, Inc. Cl A*	771,369	73,781,445
Alphabet, Inc. Cl C*	689,782	66,322,539
AT&T, Inc.	916,741	14,062,807
Charter Communications, Inc. Cl A*	14,261	4,326,074
Comcast Corp. Cl A	566,536	16,616,501
DISH Network Corp. Cl A*	32,292	446,598
Electronic Arts, Inc.	33,981	3,931,942
Fox Corp. Cl A	39,427	1,209,620
Fox Corp. Cl B	18,105	515,993
Interpublic Group of Cos., Inc.	50,305	1,287,808
Live Nation Entertainment, Inc.*	18,278	1,389,859
Lumen Technologies, Inc.	122,538	892,077
Match Group, Inc.*	36,405	1,738,339
Meta Platforms, Inc. Cl A*	293,402	39,808,783
Netflix, Inc.*	57,210	13,469,522
News Corp. Cl A	49,606	749,547
News Corp. Cl B	15,367	236,959
Omnicom Group, Inc.	26,353	1,662,611
Paramount Global Cl B	64,963	1,236,896
Take-Two Interactive Software, Inc.*	20,158	2,197,222
T-Mobile US, Inc.*	77,438	10,389,856
Twitter, Inc.*	86,497	3,792,028
Verizon Communications, Inc.	540,282	20,514,508
Walt Disney Co.*	234,531	22,123,309
Warner Bros Discovery, Inc.*	284,196	3,268,254

		312,779,452

CONSUMER DISCRETIONARY (11.5%)
Advance Auto Parts, Inc.	7,801	1,219,608
Amazon.com, Inc.*	1,140,223	128,845,199
Aptiv PLC*	34,855	2,726,010
AutoZone, Inc.*	2,507	5,369,818
Bath & Body Works, Inc.	29,370	957,462
Best Buy Co., Inc.	25,781	1,632,968
Booking Hldgs., Inc.*	5,108	8,393,517
BorgWarner, Inc.	30,468	956,695
Caesars Entertainment, Inc.*	27,584	889,860
CarMax, Inc.*	20,476	1,351,825
Carnival Corp.*	126,985	892,705
Chipotle Mexican Grill, Inc. Cl A*	3,572	5,367,859
Darden Restaurants, Inc.	15,770	1,992,066
Dollar General Corp.	29,203	7,004,632
Dollar Tree, Inc.*	27,155	3,695,795
Domino’s Pizza, Inc.	4,617	1,432,193
DR Horton, Inc.	40,679	2,739,731
eBay, Inc.	70,674	2,601,510
Etsy, Inc.*	16,288	1,630,917
Expedia Group, Inc.*	19,559	1,832,483
Ford Motor Co.	508,078	5,690,474
Garmin Ltd.	19,848	1,593,993
General Motors Co.	187,574	6,019,250
Genuine Parts Co.	18,195	2,716,877
Hasbro, Inc.	16,699	1,125,847
Hilton Worldwide Hldgs., Inc.	35,286	4,256,197
Home Depot, Inc.	132,218	36,484,235

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Las Vegas Sands Corp.*	42,272	1,586,045
Lennar Corp. Cl A	32,803	2,445,464
LKQ Corp.	33,535	1,581,175
Lowe’s Cos., Inc.	82,222	15,442,114
Marriott International, Inc. Cl A	35,490	4,973,569
McDonald’s Corp.	94,648	21,839,079
MGM Resorts International	41,974	1,247,467
Mohawk Industries, Inc.*	6,784	618,633
Newell Brands, Inc.	48,420	672,554
NIKE, Inc. Cl B	162,566	13,512,486
Norwegian Cruise Line Hldgs. Ltd.*	54,211	615,837
NVR, Inc.*	397	1,582,871
O’Reilly Automotive, Inc.*	8,202	5,768,877
Pool Corp.	5,093	1,620,643
PulteGroup, Inc.	29,782	1,116,825
Ralph Lauren Corp. Cl A	5,519	468,729
Ross Stores, Inc.	45,017	3,793,583
Royal Caribbean Cruises Ltd.*	28,219	1,069,500
Starbucks Corp.	147,610	12,437,619
Tapestry, Inc.	32,394	920,961
Target Corp.	59,653	8,851,909
Tesla, Inc.*	342,646	90,886,851
TJX Cos., Inc.	150,728	9,363,223
Tractor Supply Co.	14,280	2,654,366
Ulta Beauty, Inc.*	6,666	2,674,333
VF Corp.	42,482	1,270,637
Whirlpool Corp.	7,012	945,288
Wynn Resorts Ltd.*	13,314	839,181
Yum! Brands, Inc.	36,606	3,892,682

		454,112,227

CONSUMER STAPLES (6.8%)
Altria Group, Inc.	231,671	9,354,875
Archer-Daniels-Midland Co.	72,115	5,801,652
Brown-Forman Corp. Cl B	23,522	1,565,860
Campbell Soup Co.	25,908	1,220,785
Church & Dwight Co., Inc.	31,250	2,232,500
Clorox Co.	15,845	2,034,340
Coca-Cola Co.	500,717	28,050,166
Colgate-Palmolive Co.	107,307	7,538,317
Conagra Brands, Inc.	61,763	2,015,327
Constellation Brands, Inc. Cl A	20,497	4,707,751
Costco Wholesale Corp.	56,986	26,912,778
Estee Lauder Cos., Inc. Cl A	29,821	6,438,354
General Mills, Inc.	76,636	5,871,084
Hershey Co.	18,894	4,165,560
Hormel Foods Corp.	37,232	1,691,822
J M Smucker Co.	13,708	1,883,616
Kellogg Co.	32,816	2,285,963
Keurig Dr Pepper, Inc.	109,304	3,915,269
Kimberly-Clark Corp.	43,434	4,888,062
Kraft Heinz Co.	102,472	3,417,441
Kroger Co.	83,770	3,664,937
Lamb Weston Hldgs., Inc.	18,489	1,430,679
McCormick & Co., Inc.	32,223	2,296,533
Molson Coors Beverage Co. Cl B	24,211	1,161,886
Mondelez International, Inc. Cl A	176,320	9,667,626
Monster Beverage Corp.*	49,481	4,302,868
PepsiCo, Inc.	177,544	28,985,833
Philip Morris International, Inc.	199,424	16,554,186

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Procter & Gamble Co.	307,410	38,810,512
Sysco Corp.	65,543	4,634,546
Tyson Foods, Inc. Cl A	37,258	2,456,420
Walgreens Boots Alliance, Inc.	92,283	2,897,686
Walmart, Inc.	183,374	23,783,608

		266,638,842

ENERGY (4.5%)
APA Corp.	42,007	1,436,219
Baker Hughes Co. Cl A	130,159	2,728,133
Chevron Corp.	231,673	33,284,460
ConocoPhillips	163,772	16,760,426
Coterra Energy, Inc.	102,351	2,673,408
Devon Energy Corp.	84,238	5,065,231
Diamondback Energy, Inc.	22,867	2,754,559
EOG Resources, Inc.	75,393	8,423,660
EQT Corp.	47,570	1,938,478
Exxon Mobil Corp.	536,155	46,811,693
Halliburton Co.	116,676	2,872,563
Hess Corp.	35,848	3,907,074
Kinder Morgan, Inc.	255,061	4,244,215
Marathon Oil Corp.	87,169	1,968,276
Marathon Petroleum Corp.	64,147	6,371,722
Occidental Petroleum Corp.	95,867	5,891,027
ONEOK, Inc.	57,488	2,945,685
Phillips 66	61,886	4,995,438
Pioneer Natural Resources Co.	30,704	6,648,337
Schlumberger NV	181,957	6,532,256
Valero Energy Corp.	50,684	5,415,585
Williams Cos., Inc.	156,761	4,488,067

		178,156,512

FINANCIALS (10.8%)
Aflac, Inc.	73,978	4,157,564
Allstate Corp.	34,773	4,330,282
American Express Co.	77,162	10,409,925
American International Group, Inc.	97,825	4,644,731
Ameriprise Financial, Inc.	13,915	3,505,884
Aon PLC Cl A	27,135	7,268,652
Arthur J. Gallagher & Co.	27,059	4,633,042
Assurant, Inc.	6,845	994,373
Bank of America Corp.	899,329	27,159,736
Bank of New York Mellon Corp.	94,604	3,644,146
Berkshire Hathaway, Inc. Cl B*	232,186	61,998,306
BlackRock, Inc. Cl A	19,396	10,673,231
Brown & Brown, Inc.	30,160	1,824,077
Capital One Financial Corp.	49,377	4,551,078
Cboe Global Markets, Inc.	13,645	1,601,514
Charles Schwab Corp.	196,438	14,117,999
Chubb Ltd.	53,728	9,772,049
Cincinnati Financial Corp.	20,481	1,834,483
Citigroup, Inc.	249,153	10,382,206
Citizens Financial Group, Inc.	63,763	2,190,897
CME Group, Inc. Cl A	46,240	8,190,491
Comerica, Inc.	16,830	1,196,613
Discover Financial Svcs.	35,143	3,195,202
Everest Re Group Ltd.	5,070	1,330,571
FactSet Research Systems, Inc.	4,886	1,954,937
Fifth Third Bancorp	88,276	2,821,301
First Republic Bank	23,506	3,068,708
Franklin Resources, Inc.	36,544	786,427

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Globe Life, Inc.	11,658	1,162,303
Goldman Sachs Group, Inc.	43,915	12,869,291
Hartford Financial Svcs. Group, Inc.	41,571	2,574,908
Huntington Bancshares, Inc.	185,534	2,445,338
Intercontinental Exchange, Inc.	71,844	6,491,105
Invesco Ltd.	58,522	801,751
JPMorgan Chase & Co.	377,267	39,424,401
KeyCorp.	119,984	1,922,144
Lincoln National Corp.	19,928	875,038
Loews Corp.	25,728	1,282,284
M&T Bank Corp.	22,592	3,983,421
MarketAxess Hldgs., Inc.	4,843	1,077,519
Marsh & McLennan Cos., Inc.	64,197	9,583,970
MetLife, Inc.	86,193	5,238,811
Moody’s Corp.	20,302	4,935,619
Morgan Stanley	172,275	13,611,448
MSCI, Inc. Cl A	10,356	4,368,057
Nasdaq, Inc.	43,604	2,471,475
Northern Trust Corp.	26,808	2,293,692
PNC Financial Svcs. Group, Inc.	52,761	7,883,549
Principal Financial Group, Inc.	29,819	2,151,441
Progressive Corp.	75,248	8,744,570
Prudential Financial, Inc.	47,857	4,105,173
Raymond James Financial, Inc.	24,989	2,469,413
Regions Financial Corp.	120,208	2,412,575
S&P Global, Inc.	43,830	13,383,490
Signature Bank	8,096	1,222,496
State Street Corp.	47,293	2,875,887
SVB Financial Group*	7,601	2,552,264
Synchrony Financial	61,977	1,747,132
T. Rowe Price Group, Inc.	29,035	3,048,965
Travelers Cos., Inc.	30,530	4,677,196
Truist Financial Corp.	170,637	7,429,535
U.S. Bancorp	173,939	7,013,220
Wells Fargo & Co.	487,966	19,625,993
Willis Towers Watson PLC	14,147	2,842,698
WR Berkley Corp.	26,278	1,697,033
Zions Bancorporation	19,358	984,548

		426,518,178

HEALTH CARE (14.9%)
Abbott Laboratories	225,290	21,799,060
AbbVie, Inc.	227,461	30,527,541
ABIOMED, Inc.*	5,848	1,436,620
Agilent Technologies, Inc.	38,428	4,670,923
Align Technology, Inc.*	9,345	1,935,443
AmerisourceBergen Corp. Cl A	19,997	2,706,194
Amgen, Inc.	68,817	15,511,352
Baxter International, Inc.	64,788	3,489,482
Becton Dickinson & Co.	36,690	8,175,633
Biogen, Inc.*	18,668	4,984,356
Bio-Rad Laboratories, Inc. Cl A*	2,757	1,150,055
Bio-Techne Corp.	5,047	1,433,348
Boston Scientific Corp.*	184,173	7,133,020
Bristol-Myers Squibb Co.	274,695	19,528,068
Cardinal Health, Inc.	35,047	2,336,934
Catalent, Inc.*	23,055	1,668,260
Centene Corp.*	73,532	5,721,525
Charles River Laboratories International, Inc.*	6,544	1,287,859
Cigna Corp.	39,252	10,891,252

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Cooper Cos., Inc.	6,347	1,674,973
CVS Health Corp.	168,892	16,107,230
Danaher Corp.	84,225	21,754,475
DaVita, Inc.*	7,165	593,047
DENTSPLY SIRONA, Inc.	27,717	785,777
Dexcom, Inc.*	50,505	4,067,673
Edwards Lifesciences Corp.*	79,754	6,590,073
Elevance Health, Inc.	30,875	14,024,660
Eli Lilly & Co.	101,457	32,806,121
Gilead Sciences, Inc.	161,242	9,947,019
HCA Healthcare, Inc.	27,694	5,089,880
Henry Schein, Inc.*	17,511	1,151,698
Hologic, Inc.*	32,117	2,072,189
Humana, Inc.	16,281	7,899,378
IDEXX Laboratories, Inc.*	10,710	3,489,318
Illumina, Inc.*	20,210	3,855,866
Incyte Corp.*	23,751	1,582,767
Intuitive Surgical, Inc.*	45,941	8,611,181
IQVIA Hldgs., Inc.*	23,994	4,346,273
Johnson & Johnson	338,237	55,254,396
Laboratory Corp. of America Hldgs.	11,630	2,381,940
McKesson Corp.	18,490	6,284,196
Medtronic PLC	170,935	13,803,001
Merck & Co., Inc.	325,900	28,066,508
Mettler-Toledo International, Inc.*	2,896	3,139,612
Moderna, Inc.*	43,281	5,117,978
Molina Healthcare, Inc.*	7,474	2,465,224
Organon & Co.	32,719	765,625
PerkinElmer, Inc.	16,238	1,953,919
Pfizer, Inc.	722,014	31,595,333
Quest Diagnostics, Inc.	15,001	1,840,473
Regeneron Pharmaceuticals, Inc.*	13,790	9,499,517
ResMed, Inc.	18,837	4,112,117
STERIS PLC	12,867	2,139,525
Stryker Corp.	43,316	8,773,223
Teleflex, Inc.	6,034	1,215,610
Thermo Fisher Scientific, Inc.	50,403	25,563,898
UnitedHealth Group, Inc.	120,334	60,773,483
Universal Health Svcs., Inc. Cl B	8,454	745,474
Vertex Pharmaceuticals, Inc.*	32,993	9,552,793
Viatris, Inc.	155,995	1,329,077
Waters Corp.*	7,703	2,076,190
West Pharmaceutical Svcs., Inc.	9,526	2,344,158
Zimmer Biomet Hldgs., Inc.	26,993	2,822,118
Zoetis, Inc. Cl A	60,225	8,930,765

		585,382,676

INDUSTRIALS (7.7%)
3M Co.	71,221	7,869,921
Alaska Air Group, Inc.*	16,308	638,458
Allegion PLC	11,300	1,013,384
American Airlines Group, Inc.*	83,601	1,006,556
AMETEK, Inc.	29,535	3,349,564
AO Smith Corp.	16,528	802,930
Boeing Co.*	71,809	8,694,634
Carrier Global Corp.	108,267	3,849,975
Caterpillar, Inc.	67,914	11,143,329
CH Robinson Worldwide, Inc.	15,937	1,534,892
Cintas Corp.	11,065	4,295,322
Copart, Inc.*	27,518	2,927,915

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

CoStar Group, Inc.*	50,938	3,547,832
CSX Corp.	275,465	7,338,388
Cummins, Inc.	18,138	3,691,264
Deere & Co.	35,781	11,946,918
Delta Air Lines, Inc.*	82,488	2,314,613
Dover Corp.	18,467	2,152,883
Eaton Corp. PLC	51,240	6,833,366
Emerson Electric Co.	76,069	5,569,772
Equifax, Inc.	15,746	2,699,337
Expeditors International of Washington, Inc.	21,046	1,858,572
Fastenal Co.	73,931	3,403,783
FedEx Corp.	30,754	4,566,046
Fortive Corp.	45,759	2,667,750
Fortune Brands Home & Security, Inc.	16,636	893,187
Generac Hldgs., Inc.*	8,212	1,462,886
General Dynamics Corp.	28,930	6,138,078
General Electric Co.	141,069	8,733,582
Honeywell International, Inc.	86,669	14,471,123
Howmet Aerospace, Inc.	47,562	1,471,093
Huntington Ingalls Industries, Inc.	5,139	1,138,288
IDEX Corp.	9,710	1,940,543
Illinois Tool Works, Inc.	36,247	6,548,021
Ingersoll Rand, Inc.	51,868	2,243,810
Jacobs Solutions, Inc.	16,416	1,780,972
JB Hunt Transport Svcs., Inc.	10,684	1,671,191
Johnson Controls International PLC	88,614	4,361,581
L-3 Harris Technologies, Inc.	24,617	5,116,151
Leidos Hldgs., Inc.	17,566	1,536,498
Lockheed Martin Corp.	30,359	11,727,378
Masco Corp.	29,013	1,354,617
Nielsen Hldgs. PLC	46,274	1,282,715
Nordson Corp.	6,955	1,476,338
Norfolk Southern Corp.	30,216	6,334,784
Northrop Grumman Corp.	18,709	8,799,217
Old Dominion Freight Line, Inc.	11,791	2,933,247
Otis Worldwide Corp.	54,062	3,449,156
PACCAR, Inc.	44,733	3,743,705
Parker-Hannifin Corp.	16,515	4,001,750
Pentair PLC	21,157	859,609
Quanta Svcs., Inc.	18,400	2,343,976
Raytheon Technologies Corp.	189,950	15,549,307
Republic Svcs., Inc. Cl A	26,419	3,594,041
Robert Half International, Inc.	14,096	1,078,344
Rockwell Automation, Inc.	14,850	3,194,383
Rollins, Inc.	29,774	1,032,562
Snap-on, Inc.	6,853	1,379,852
Southwest Airlines Co.*	76,333	2,354,110
Stanley Black & Decker, Inc.	19,016	1,430,193
Textron, Inc.	27,213	1,585,429
Trane Technologies PLC	29,810	4,316,786
TransDigm Group, Inc.	6,628	3,478,507
Union Pacific Corp.	80,338	15,651,449
United Airlines Hldgs., Inc.*	42,035	1,367,399
United Parcel Svc., Inc. Cl B	94,151	15,209,153
United Rentals, Inc.*	9,003	2,431,890
Verisk Analytics, Inc. Cl A	20,192	3,443,342
Waste Management, Inc.	48,389	7,752,402
Westinghouse Air Brake Technologies Corp.	23,398	1,903,427
WW Grainger, Inc.	5,824	2,849,043

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Xylem, Inc.	23,180	2,025,005

		305,157,524

INFORMATION TECHNOLOGY (26.0%)
Accenture PLC Cl A	81,376	20,938,045
Adobe, Inc.*	60,207	16,568,966
Advanced Micro Devices, Inc.*	207,678	13,158,478
Akamai Technologies, Inc.*	20,449	1,642,464
Amphenol Corp. Cl A	76,523	5,123,980
Analog Devices, Inc.	66,871	9,317,805
ANSYS, Inc.*	11,201	2,483,262
Apple, Inc.	1,943,411	268,579,400
Applied Materials, Inc.	111,916	9,169,278
Arista Networks, Inc.*	31,707	3,579,403
Autodesk, Inc.*	27,951	5,221,247
Automatic Data Processing, Inc.	53,455	12,090,986
Broadcom, Inc.	51,950	23,066,319
Broadridge Financial Solutions, Inc.	15,081	2,176,490
Cadence Design Systems, Inc.*	35,233	5,758,129
CDW Corp.	17,399	2,715,636
Ceridian HCM Hldg., Inc.*	19,690	1,100,277
Cisco Systems, Inc.	532,724	21,308,960
Citrix Systems, Inc.	16,045	1,667,076
Cognizant Technology Solutions Corp. Cl A	66,612	3,826,193
Corning, Inc.	97,873	2,840,274
DXC Technology Co.*	29,573	723,947
Enphase Energy, Inc.*	17,426	4,835,192
EPAM Systems, Inc.*	7,381	2,673,324
F5, Inc.*	7,662	1,108,921
Fidelity National Information Svcs., Inc.	78,215	5,910,708
Fiserv, Inc.*	82,281	7,699,033
FleetCor Technologies, Inc.*	9,650	1,700,041
Fortinet, Inc.*	84,196	4,136,549
Gartner, Inc.*	10,175	2,815,321
Global Payments, Inc.	35,656	3,852,631
Hewlett Packard Enterprise Co.	167,155	2,002,517
HP, Inc.	117,074	2,917,484
Intel Corp.	528,226	13,612,384
International Business Machines Corp.	116,192	13,804,772
Intuit, Inc.	36,288	14,055,068
Jack Henry & Associates, Inc.	9,373	1,708,417
Juniper Networks, Inc.	41,503	1,084,058
Keysight Technologies, Inc.*	23,150	3,642,884
KLA Corp.	18,243	5,520,879
Lam Research Corp.	17,621	6,449,286
Mastercard, Inc. Cl A	109,765	31,210,580
Microchip Technology, Inc.	71,076	4,337,768
Micron Technology, Inc.	141,917	7,110,042
Microsoft Corp.	959,438	223,453,110
Monolithic Power Systems, Inc.	5,718	2,077,921
Motorola Solutions, Inc.	21,469	4,808,412
NetApp, Inc.	28,268	1,748,376
NortonLifeLock, Inc.	76,170	1,534,064
NVIDIA Corp.	322,135	39,103,968
NXP Semiconductors NV	33,783	4,983,330
ON Semiconductor Corp.*	55,735	3,473,963
Oracle Corp.	195,416	11,934,055
Paychex, Inc.	41,208	4,623,950
Paycom Software, Inc.*	6,253	2,063,427
PayPal Hldgs., Inc.*	148,778	12,805,322

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

PTC, Inc.*	13,601	1,422,665
Qorvo, Inc.*	13,277	1,054,327
QUALCOMM, Inc.	144,471	16,322,334
Roper Technologies, Inc.	13,638	4,904,770
Salesforce, Inc.*	128,004	18,412,095
Seagate Technology Hldgs. PLC	25,125	1,337,404
ServiceNow, Inc.*	25,987	9,812,951
Skyworks Solutions, Inc.	20,641	1,760,058
SolarEdge Technologies, Inc.*	7,157	1,656,559
Synopsys, Inc.*	19,679	6,012,131
TE Connectivity Ltd.	41,146	4,540,873
Teledyne Technologies, Inc.*	6,029	2,034,607
Teradyne, Inc.	20,170	1,515,776
Texas Instruments, Inc.	117,546	18,193,770
Trimble, Inc.*	31,860	1,729,042
Tyler Technologies, Inc.*	5,349	1,858,778
VeriSign, Inc.*	12,007	2,085,616
Visa, Inc. Cl A	210,340	37,366,901
Western Digital Corp.*	40,288	1,311,374
Zebra Technologies Corp. Cl A*	6,663	1,745,773

		1,022,932,176

MATERIALS (2.5%)
Air Products & Chemicals, Inc.	28,534	6,640,718
Albemarle Corp.	15,068	3,984,582
Amcor PLC	193,327	2,074,399
Avery Dennison Corp.	10,453	1,700,703
Ball Corp.	40,435	1,953,819
Celanese Corp. Cl A	12,824	1,158,520
CF Industries Hldgs., Inc.	25,634	2,467,273
Corteva, Inc.	92,446	5,283,289
Dow, Inc.	92,390	4,058,693
DuPont de Nemours, Inc.	64,440	3,247,776
Eastman Chemical Co.	15,799	1,122,519
Ecolab, Inc.	31,896	4,606,420
FMC Corp.	16,204	1,712,763
Freeport-McMoRan, Inc.	183,966	5,027,791
International Flavors & Fragrances, Inc.	32,798	2,979,042
International Paper Co.	46,573	1,476,364
Linde PLC	64,113	17,284,224
LyondellBasell Industries NV Cl A	32,733	2,464,140
Martin Marietta Materials, Inc.	8,024	2,584,450
Mosaic Co.	44,418	2,146,722
Newmont Corp.	102,105	4,291,473
Nucor Corp.	33,678	3,603,209
Packaging Corp. of America	12,059	1,354,105
PPG Industries, Inc.	30,232	3,346,380
Sealed Air Corp.	18,683	831,580
Sherwin-Williams Co.	30,342	6,212,525
Vulcan Materials Co.	17,097	2,696,368
Westrock Co.	32,715	1,010,566

		97,320,413

REAL ESTATE (2.8%)
Alexandria Real Estate Equities, Inc.	19,102	2,677,909
American Tower Corp.	59,897	12,859,886
AvalonBay Communities, Inc.	17,989	3,313,394
Boston Properties, Inc.	18,349	1,375,625
Camden Property Trust	13,705	1,637,062
CBRE Group, Inc. Cl A*	41,318	2,789,378
Crown Castle, Inc.	55,709	8,052,736

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Digital Realty Trust, Inc.	36,974	3,667,081
Duke Realty Corp.	49,528	2,387,250
Equinix, Inc.	11,717	6,665,098
Equity Residential	43,548	2,927,297
Essex Property Trust, Inc.	8,378	2,029,403
Extra Space Storage, Inc.	17,227	2,975,275
Federal Realty Investment Trust	9,368	844,244
Healthpeak Properties, Inc.	69,416	1,591,015
Host Hotels & Resorts, Inc.	91,969	1,460,468
Invitation Homes, Inc.	74,595	2,519,073
Iron Mountain, Inc.	37,396	1,644,302
Kimco Realty Corp.	79,566	1,464,810
Mid-America Apartment Communities, Inc.	14,851	2,302,945
Prologis, Inc.	95,247	9,677,095
Public Storage	20,325	5,951,363
Realty Income Corp.	79,450	4,623,990
Regency Centers Corp.	19,812	1,066,876
SBA Communications Corp. Cl A	13,878	3,950,373
Simon Property Group, Inc.	42,113	3,779,642
UDR, Inc.	39,292	1,638,869
Ventas, Inc.	51,422	2,065,622
VICI Properties, Inc.	123,899	3,698,385
Vornado Realty Trust	20,724	479,968
Welltower, Inc.	59,611	3,834,180
Weyerhaeuser Co.	95,240	2,720,054

		108,670,668

UTILITIES (3.1%)
AES Corp.	85,928	1,941,973
Alliant Energy Corp.	32,281	1,710,570
Ameren Corp.	33,239	2,677,401
American Electric Power Co., Inc.	66,090	5,713,481
American Water Works Co., Inc.	23,386	3,043,922
Atmos Energy Corp.	17,997	1,832,994
CenterPoint Energy, Inc.	80,984	2,282,129
CMS Energy Corp.	37,332	2,174,216
Consolidated Edison, Inc.	45,616	3,912,028
Constellation Energy Corp.	42,048	3,497,973
Dominion Energy, Inc.	107,099	7,401,612
DTE Energy Co.	24,924	2,867,506
Duke Energy Corp.	99,054	9,214,003
Edison International	49,070	2,776,381
Entergy Corp.	26,169	2,633,386
Evergy, Inc.	29,527	1,753,904
Eversource Energy	44,569	3,474,599
Exelon Corp.	127,587	4,779,409
FirstEnergy Corp.	69,833	2,583,821
NextEra Energy, Inc.	252,764	19,819,225
NiSource, Inc.	52,225	1,315,548
NRG Energy, Inc.	30,251	1,157,706
PG&E Corp.*	206,868	2,585,850
Pinnacle West Capital Corp.	14,543	938,169
PPL Corp.	94,708	2,400,848
Public Svc. Enterprise Group, Inc.	64,177	3,608,673
Sempra Energy	40,435	6,062,824
Southern Co.	136,752	9,299,136
WEC Energy Group, Inc.	40,580	3,629,069
Xcel Energy, Inc.	70,369	4,503,616

		121,591,972

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $2,511,948,830) 98.5%		3,879,260,640

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.5%)
U.S. Treasury Bill	A-1+	2.34	10/04/22	9,200,000	9,198,206
U.S. Treasury Bill	A-1+	2.41	10/11/22	27,200,000	27,181,825
U.S. Treasury Bill	A-1+	2.48	10/18/22	11,000,000	10,987,175
U.S. Treasury Bill (1)	A-1+	2.61	11/03/22	6,000,000	5,985,731
U.S. Treasury Bill	A-1+	2.75	11/08/22	3,500,000	3,489,896

					56,842,833

U.S. GOVERNMENT AGENCIES (0.1%)
FHLB	A-1+	2.25	10/03/22	2,000,000	1,999,750
FHLB	A-1+	2.37	10/11/22	3,000,000	2,998,025

					4,997,775

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $61,840,608) 1.6%					61,840,608

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
Citibank, New York Time Deposit		2.33	10/03/22	62,922	62,922

TOTAL TEMPORARY CASH INVESTMENT (Cost: $62,922) 0.0% (2)					62,922

TOTAL INVESTMENTS (Cost: $2,573,852,360) 100.1%					3,941,164,170

OTHER NET ASSETS -0.1%					(3,658,499)

NET ASSETS 100.0%					$3,937,505,671

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (4.4%)
Activision Blizzard, Inc.	3,480	258,703
Alphabet, Inc. Cl A*	29,312	2,803,693
Alphabet, Inc. Cl C*	26,212	2,520,284
AT&T, Inc.	34,836	534,384
Charter Communications, Inc. Cl A*	542	164,416
Comcast Corp. Cl A	21,528	631,416
DISH Network Corp. Cl A*	1,227	16,970
Electronic Arts, Inc.	1,291	149,382
Fox Corp. Cl A	1,498	45,958
Fox Corp. Cl B	688	19,608
Interpublic Group of Cos., Inc.	1,912	48,947
Live Nation Entertainment, Inc.*	695	52,848
Lumen Technologies, Inc.	4,656	33,896
Match Group, Inc.*	1,383	66,038
Meta Platforms, Inc. Cl A*	11,149	1,512,696
Netflix, Inc.*	2,174	511,846
News Corp. Cl A	1,885	28,482
News Corp. Cl B	584	9,005
Omnicom Group, Inc.	1,001	63,153
Paramount Global Cl B	2,469	47,010
Take-Two Interactive Software, Inc.*	766	83,494
T-Mobile US, Inc.*	2,943	394,862
Twitter, Inc.*	3,287	144,102
Verizon Communications, Inc.	20,531	779,562
Walt Disney Co.*	8,912	840,669
Warner Bros Discovery, Inc.*	10,799	124,188

		11,885,612

CONSUMER DISCRETIONARY (6.4%)
Advance Auto Parts, Inc.	297	46,433
Amazon.com, Inc.*	43,328	4,896,064
Aptiv PLC*	1,324	103,550
AutoZone, Inc.*	96	205,625
Bath & Body Works, Inc.	1,117	36,414
Best Buy Co., Inc.	980	62,073
Booking Hldgs., Inc.*	195	320,426
BorgWarner, Inc.	1,158	36,361
Caesars Entertainment, Inc.*	1,049	33,841
CarMax, Inc.*	778	51,364
Carnival Corp.*	4,825	33,920
Chipotle Mexican Grill, Inc. Cl A*	136	204,375
Darden Restaurants, Inc.	599	75,666
Dollar General Corp.	1,110	266,245
Dollar Tree, Inc.*	1,032	140,455
Domino’s Pizza, Inc.	176	54,595
DR Horton, Inc.	1,546	104,123
eBay, Inc.	2,686	98,872
Etsy, Inc.*	619	61,980
Expedia Group, Inc.*	744	69,705
Ford Motor Co.	19,307	216,238
Garmin Ltd.	754	60,554
General Motors Co.	7,128	228,738
Genuine Parts Co.	692	103,329
Hasbro, Inc.	635	42,812
Hilton Worldwide Hldgs., Inc.	1,341	161,752
Home Depot, Inc.	5,024	1,386,323
Las Vegas Sands Corp.*	1,606	60,257
Lennar Corp. Cl A	1,247	92,964

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

LKQ Corp.	1,274	60,069
Lowe’s Cos., Inc.	3,124	586,719
Marriott International, Inc. Cl A	1,349	189,049
McDonald’s Corp.	3,597	829,972
MGM Resorts International	1,595	47,403
Mohawk Industries, Inc.*	258	23,527
Newell Brands, Inc.	1,840	25,558
NIKE, Inc. Cl B	6,177	513,432
Norwegian Cruise Line Hldgs. Ltd.*	2,060	23,402
NVR, Inc.*	16	63,793
O’Reilly Automotive, Inc.*	312	219,445
Pool Corp.	194	61,733
PulteGroup, Inc.	1,132	42,450
Ralph Lauren Corp. Cl A	210	17,835
Ross Stores, Inc.	1,711	144,186
Royal Caribbean Cruises Ltd.*	1,072	40,629
Starbucks Corp.	5,609	472,614
Tapestry, Inc.	1,231	34,998
Target Corp.	2,267	336,400
Tesla, Inc.*	13,020	3,453,555
TJX Cos., Inc.	5,728	355,823
Tractor Supply Co.	543	100,933
Ulta Beauty, Inc.*	254	101,902
VF Corp.	1,614	48,275
Whirlpool Corp.	266	35,859
Wynn Resorts Ltd.*	506	31,893
Yum! Brands, Inc.	1,391	147,919

		17,264,427

CONSUMER STAPLES (3.8%)
Altria Group, Inc.	8,803	355,465
Archer-Daniels-Midland Co.	2,740	220,433
Brown-Forman Corp. Cl B	894	59,514
Campbell Soup Co.	985	46,413
Church & Dwight Co., Inc.	1,187	84,799
Clorox Co.	603	77,419
Coca-Cola Co.	19,027	1,065,892
Colgate-Palmolive Co.	4,078	286,479
Conagra Brands, Inc.	2,347	76,583
Constellation Brands, Inc. Cl A	779	178,921
Costco Wholesale Corp.	2,165	1,022,464
Estee Lauder Cos., Inc. Cl A	1,134	244,831
General Mills, Inc.	2,912	223,088
Hershey Co.	718	158,297
Hormel Foods Corp.	1,415	64,298
J M Smucker Co.	521	71,591
Kellogg Co.	1,247	86,866
Keurig Dr Pepper, Inc.	4,154	148,796
Kimberly-Clark Corp.	1,650	185,691
Kraft Heinz Co.	3,894	129,865
Kroger Co.	3,183	139,256
Lamb Weston Hldgs., Inc.	703	54,398
McCormick & Co., Inc.	1,224	87,234
Molson Coors Beverage Co. Cl B	920	44,151
Mondelez International, Inc. Cl A	6,700	367,361
Monster Beverage Corp.*	1,880	163,485
PepsiCo, Inc.	6,747	1,101,515
Philip Morris International, Inc.	7,578	629,050
Procter & Gamble Co.	11,682	1,474,853
Sysco Corp.	2,491	176,139
Tyson Foods, Inc. Cl A	1,416	93,357
Walgreens Boots Alliance, Inc.	3,507	110,120

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Walmart, Inc.	6,968	903,750

		10,132,374

ENERGY (2.5%)
APA Corp.	1,596	54,567
Baker Hughes Co. Cl A	4,946	103,668
Chevron Corp.	8,804	1,264,871
ConocoPhillips	6,223	636,862
Coterra Energy, Inc.	3,889	101,581
Devon Energy Corp.	3,201	192,476
Diamondback Energy, Inc.	869	104,680
EOG Resources, Inc.	2,865	320,106
EQT Corp.	1,807	73,635
Exxon Mobil Corp.	20,374	1,778,854
Halliburton Co.	4,434	109,165
Hess Corp.	1,362	148,444
Kinder Morgan, Inc.	9,692	161,275
Marathon Oil Corp.	3,312	74,785
Marathon Petroleum Corp.	2,438	242,167
Occidental Petroleum Corp.	3,643	223,862
ONEOK, Inc.	2,185	111,959
Phillips 66	2,352	189,853
Pioneer Natural Resources Co.	1,167	252,691
Schlumberger NV	6,914	248,213
Valero Energy Corp.	1,926	205,793
Williams Cos., Inc.	5,957	170,549

		6,770,056

FINANCIALS (6.0%)
Aflac, Inc.	2,811	157,978
Allstate Corp.	1,321	164,504
American Express Co.	2,932	395,556
American International Group, Inc.	3,717	176,483
Ameriprise Financial, Inc.	529	133,282
Aon PLC Cl A	1,031	276,174
Arthur J. Gallagher & Co.	1,029	176,185
Assurant, Inc.	261	37,916
Bank of America Corp.	34,174	1,032,055
Bank of New York Mellon Corp.	3,595	138,479
Berkshire Hathaway, Inc. Cl B*	8,823	2,355,917
BlackRock, Inc. Cl A	738	406,107
Brown & Brown, Inc.	1,146	69,310
Capital One Financial Corp.	1,876	172,911
Cboe Global Markets, Inc.	519	60,915
Charles Schwab Corp.	7,465	536,510
Chubb Ltd.	2,042	371,399
Cincinnati Financial Corp.	779	69,775
Citigroup, Inc.	9,468	394,532
Citizens Financial Group, Inc.	2,423	83,254
CME Group, Inc. Cl A	1,757	311,217
Comerica, Inc.	640	45,504
Discover Financial Svcs.	1,335	121,378
Everest Re Group Ltd.	193	50,651
FactSet Research Systems, Inc.	186	74,420
Fifth Third Bancorp	3,354	107,194
First Republic Bank	894	116,712
Franklin Resources, Inc.	1,389	29,891
Globe Life, Inc.	443	44,167
Goldman Sachs Group, Inc.	1,669	489,100
Hartford Financial Svcs. Group, Inc.	1,580	97,865
Huntington Bancshares, Inc.	7,050	92,919
Intercontinental Exchange, Inc.	2,730	246,656
Invesco Ltd.	2,223	30,455

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

JPMorgan Chase & Co.	14,336	1,498,112
KeyCorp.	4,559	73,035
Lincoln National Corp.	757	33,240
Loews Corp.	978	48,744
M&T Bank Corp.	859	151,459
MarketAxess Hldgs., Inc.	184	40,938
Marsh & McLennan Cos., Inc.	2,439	364,118
MetLife, Inc.	3,275	199,055
Moody’s Corp.	771	187,438
Morgan Stanley	6,546	517,199
MSCI, Inc. Cl A	394	166,185
Nasdaq, Inc.	1,657	93,919
Northern Trust Corp.	1,019	87,186
PNC Financial Svcs. Group, Inc.	2,005	299,587
Principal Financial Group, Inc.	1,133	81,746
Progressive Corp.	2,859	332,244
Prudential Financial, Inc.	1,819	156,034
Raymond James Financial, Inc.	950	93,879
Regions Financial Corp.	4,568	91,680
S&P Global, Inc.	1,666	508,713
Signature Bank	307	46,357
State Street Corp.	1,797	109,276
SVB Financial Group*	289	97,040
Synchrony Financial	2,355	66,388
T. Rowe Price Group, Inc.	1,103	115,826
Travelers Cos., Inc.	1,160	177,712
Truist Financial Corp.	6,484	282,313
U.S. Bancorp	6,610	266,515
Wells Fargo & Co.	18,543	745,799
Willis Towers Watson PLC	538	108,106
WR Berkley Corp.	999	64,515
Zions Bancorporation	736	37,433

		16,209,162

HEALTH CARE (8.3%)
Abbott Laboratories	8,561	828,362
AbbVie, Inc.	8,643	1,159,977
ABIOMED, Inc.*	222	54,537
Agilent Technologies, Inc.	1,460	177,463
Align Technology, Inc.*	356	73,731
AmerisourceBergen Corp. Cl A	760	102,851
Amgen, Inc.	2,615	589,421
Baxter International, Inc.	2,462	132,603
Becton Dickinson & Co.	1,394	310,625
Biogen, Inc.*	709	189,303
Bio-Rad Laboratories, Inc. Cl A*	105	43,800
Bio-Techne Corp.	192	54,528
Boston Scientific Corp.*	6,999	271,071
Bristol-Myers Squibb Co.	10,438	742,038
Cardinal Health, Inc.	1,332	88,818
Catalent, Inc.*	877	63,460
Centene Corp.*	2,794	217,401
Charles River Laboratories International, Inc.*	249	49,003
Cigna Corp.	1,492	413,985
Cooper Cos., Inc.	241	63,600
CVS Health Corp.	6,418	612,085
Danaher Corp.	3,201	826,786
DaVita, Inc.*	272	22,513
DENTSPLY SIRONA, Inc.	1,053	29,853
Dexcom, Inc.*	1,919	154,556
Edwards Lifesciences Corp.*	3,031	250,452
Elevance Health, Inc.	1,173	532,823

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Eli Lilly & Co.	3,855	1,246,514
Gilead Sciences, Inc.	6,127	377,974
HCA Healthcare, Inc.	1,052	193,347
Henry Schein, Inc.*	665	43,737
Hologic, Inc.*	1,221	78,779
Humana, Inc.	619	300,333
IDEXX Laboratories, Inc.*	407	132,601
Illumina, Inc.*	768	146,527
Incyte Corp.*	903	60,176
Intuitive Surgical, Inc.*	1,746	327,270
IQVIA Hldgs., Inc.*	912	165,200
Johnson & Johnson	12,853	2,099,666
Laboratory Corp. of America Hldgs.	442	90,526
McKesson Corp.	703	238,929
Medtronic PLC	6,496	524,552
Merck & Co., Inc.	12,384	1,066,510
Mettler-Toledo International, Inc.*	111	120,337
Moderna, Inc.*	1,645	194,521
Molina Healthcare, Inc.*	285	94,004
Organon & Co.	1,244	29,110
PerkinElmer, Inc.	617	74,244
Pfizer, Inc.	27,436	1,200,599
Quest Diagnostics, Inc.	571	70,056
Regeneron Pharmaceuticals, Inc.*	525	361,657
ResMed, Inc.	716	156,303
STERIS PLC	489	81,311
Stryker Corp.	1,646	333,381
Teleflex, Inc.	229	46,134
Thermo Fisher Scientific, Inc.	1,915	971,269
UnitedHealth Group, Inc.	4,573	2,309,548
Universal Health Svcs., Inc. Cl B	321	28,306
Vertex Pharmaceuticals, Inc.*	1,254	363,083
Viatris, Inc.	5,928	50,506
Waters Corp.*	293	78,972
West Pharmaceutical Svcs., Inc.	362	89,081
Zimmer Biomet Hldgs., Inc.	1,026	107,268
Zoetis, Inc. Cl A	2,289	339,436

		22,247,412

INDUSTRIALS (4.3%)
3M Co.	2,706	299,013
Alaska Air Group, Inc.*	620	24,273
Allegion PLC	430	38,563
American Airlines Group, Inc.*	3,177	38,251
AMETEK, Inc.	1,122	127,246
AO Smith Corp.	628	30,508
Boeing Co.*	2,729	330,427
Carrier Global Corp.	4,114	146,294
Caterpillar, Inc.	2,581	423,490
CH Robinson Worldwide, Inc.	606	58,364
Cintas Corp.	420	163,040
Copart, Inc.*	1,046	111,294
CoStar Group, Inc.*	1,936	134,842
CSX Corp.	10,468	278,868
Cummins, Inc.	690	140,422
Deere & Co.	1,360	454,090
Delta Air Lines, Inc.*	3,135	87,968
Dover Corp.	702	81,839
Eaton Corp. PLC	1,947	259,652
Emerson Electric Co.	2,891	211,679
Equifax, Inc.	599	102,687
Expeditors International of Washington, Inc.	800	70,648

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Fastenal Co.	2,809	129,326
FedEx Corp.	1,169	173,561
Fortive Corp.	1,739	101,384
Fortune Brands Home & Security, Inc.	633	33,986
Generac Hldgs., Inc.*	312	55,580
General Dynamics Corp.	1,099	233,175
General Electric Co.	5,361	331,900
Honeywell International, Inc.	3,293	549,832
Howmet Aerospace, Inc.	1,807	55,891
Huntington Ingalls Industries, Inc.	195	43,192
IDEX Corp.	369	73,745
Illinois Tool Works, Inc.	1,377	248,755
Ingersoll Rand, Inc.	1,971	85,266
Jacobs Solutions, Inc.	624	67,698
JB Hunt Transport Svcs., Inc.	406	63,507
Johnson Controls International PLC	3,367	165,724
L-3 Harris Technologies, Inc.	935	194,321
Leidos Hldgs., Inc.	668	58,430
Lockheed Martin Corp.	1,154	445,779
Masco Corp.	1,102	51,452
Nielsen Hldgs. PLC	1,758	48,732
Nordson Corp.	264	56,039
Norfolk Southern Corp.	1,148	240,678
Northrop Grumman Corp.	711	334,397
Old Dominion Freight Line, Inc.	448	111,449
Otis Worldwide Corp.	2,054	131,045
PACCAR, Inc.	1,700	142,273
Parker-Hannifin Corp.	628	152,171
Pentair PLC	804	32,667
Quanta Svcs., Inc.	699	89,046
Raytheon Technologies Corp.	7,218	590,865
Republic Svcs., Inc. Cl A	1,004	136,584
Robert Half International, Inc.	536	41,004
Rockwell Automation, Inc.	564	121,322
Rollins, Inc.	1,131	39,223
Snap-on, Inc.	260	52,351
Southwest Airlines Co.*	2,901	89,467
Stanley Black & Decker, Inc.	723	54,377
Textron, Inc.	1,034	60,241
Trane Technologies PLC	1,133	164,070
TransDigm Group, Inc.	252	132,255
Union Pacific Corp.	3,053	594,785
United Airlines Hldgs., Inc.*	1,597	51,950
United Parcel Svc., Inc. Cl B	3,578	577,990
United Rentals, Inc.*	343	92,651
Verisk Analytics, Inc. Cl A	767	130,796
Waste Management, Inc.	1,839	294,626
Westinghouse Air Brake Technologies Corp.	889	72,320
WW Grainger, Inc.	221	108,111
Xylem, Inc.	881	76,964

		11,596,411

INFORMATION TECHNOLOGY (14.5%)
Accenture PLC Cl A	3,092	795,572
Adobe, Inc.*	2,288	629,658
Advanced Micro Devices, Inc.*	7,892	500,037
Akamai Technologies, Inc.*	777	62,409
Amphenol Corp. Cl A	2,908	194,720
Analog Devices, Inc.	2,541	354,063
ANSYS, Inc.*	426	94,444
Apple, Inc.	73,849	10,205,932
Applied Materials, Inc.	4,253	348,448

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Arista Networks, Inc.*	1,205	136,032
Autodesk, Inc.*	1,062	198,382
Automatic Data Processing, Inc.	2,031	459,392
Broadcom, Inc.	1,974	876,476
Broadridge Financial Solutions, Inc.	573	82,695
Cadence Design Systems, Inc.*	1,339	218,833
CDW Corp.	661	103,169
Ceridian HCM Hldg., Inc.*	748	41,798
Cisco Systems, Inc.	20,243	809,720
Citrix Systems, Inc.	610	63,379
Cognizant Technology Solutions Corp. Cl A	2,531	145,381
Corning, Inc.	3,719	107,925
DXC Technology Co.*	1,124	27,515
Enphase Energy, Inc.*	663	183,963
EPAM Systems, Inc.*	280	101,413
F5, Inc.*	292	42,261
Fidelity National Information Svcs., Inc.	2,972	224,594
Fiserv, Inc.*	3,127	292,593
FleetCor Technologies, Inc.*	367	64,655
Fortinet, Inc.*	3,199	157,167
Gartner, Inc.*	387	107,079
Global Payments, Inc.	1,355	146,408
Hewlett Packard Enterprise Co.	6,352	76,097
HP, Inc.	4,449	110,869
Intel Corp.	20,073	517,281
International Business Machines Corp.	4,415	524,546
Intuit, Inc.	1,379	534,114
Jack Henry & Associates, Inc.	356	64,888
Juniper Networks, Inc.	1,577	41,191
Keysight Technologies, Inc.*	880	138,477
KLA Corp.	693	209,723
Lam Research Corp.	670	245,220
Mastercard, Inc. Cl A	4,171	1,185,982
Microchip Technology, Inc.	2,701	164,842
Micron Technology, Inc.	5,393	270,189
Microsoft Corp.	36,459	8,491,301
Monolithic Power Systems, Inc.	217	78,858
Motorola Solutions, Inc.	816	182,760
NetApp, Inc.	1,074	66,427
NortonLifeLock, Inc.	2,894	58,285
NVIDIA Corp.	12,241	1,485,935
NXP Semiconductors NV	1,284	189,403
ON Semiconductor Corp.*	2,118	132,015
Oracle Corp.	7,426	453,506
Paychex, Inc.	1,566	175,721
Paycom Software, Inc.*	237	78,208
PayPal Hldgs., Inc.*	5,654	486,640
PTC, Inc.*	517	54,078
Qorvo, Inc.*	505	40,102
QUALCOMM, Inc.	5,490	620,260
Roper Technologies, Inc.	518	186,294
Salesforce, Inc.*	4,864	699,638
Seagate Technology Hldgs. PLC	955	50,835
ServiceNow, Inc.*	987	372,701
Skyworks Solutions, Inc.	784	66,852
SolarEdge Technologies, Inc.*	272	62,957
Synopsys, Inc.*	748	228,521
TE Connectivity Ltd.	1,564	172,603
Teledyne Technologies, Inc.*	229	77,281
Teradyne, Inc.	766	57,565
Texas Instruments, Inc.	4,467	691,402

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Trimble, Inc.*	1,211	65,721
Tyler Technologies, Inc.*	203	70,542
VeriSign, Inc.*	457	79,381
Visa, Inc. Cl A	7,993	1,419,956
Western Digital Corp.*	1,531	49,834
Zebra Technologies Corp. Cl A*	254	66,550

		38,871,664

MATERIALS (1.4%)
Air Products & Chemicals, Inc.	1,084	252,279
Albemarle Corp.	573	151,524
Amcor PLC	7,346	78,823
Avery Dennison Corp.	397	64,592
Ball Corp.	1,537	74,268
Celanese Corp. Cl A	488	44,086
CF Industries Hldgs., Inc.	974	93,748
Corteva, Inc.	3,513	200,768
Dow, Inc.	3,511	154,238
DuPont de Nemours, Inc.	2,449	123,430
Eastman Chemical Co.	600	42,630
Ecolab, Inc.	1,213	175,182
FMC Corp.	616	65,111
Freeport-McMoRan, Inc.	6,991	191,064
International Flavors & Fragrances, Inc.	1,246	113,174
International Paper Co.	1,770	56,109
Linde PLC	2,436	656,721
LyondellBasell Industries NV Cl A	1,244	93,648
Martin Marietta Materials, Inc.	305	98,237
Mosaic Co.	1,688	81,581
Newmont Corp.	3,880	163,077
Nucor Corp.	1,280	136,947
Packaging Corp. of America	459	51,541
PPG Industries, Inc.	1,149	127,183
Sealed Air Corp.	710	31,602
Sherwin-Williams Co.	1,153	236,077
Vulcan Materials Co.	650	102,512
Westrock Co.	1,244	38,427

		3,698,579

REAL ESTATE (1.5%)
Alexandria Real Estate Equities, Inc.	726	101,778
American Tower Corp.	2,276	488,657
AvalonBay Communities, Inc.	684	125,986
Boston Properties, Inc.	697	52,254
Camden Property Trust	521	62,234
CBRE Group, Inc. Cl A*	1,570	105,991
Crown Castle International Corp.	2,117	306,012
Digital Realty Trust, Inc.	1,406	139,447
Duke Realty Corp.	1,882	90,712
Equinix, Inc.	445	253,134
Equity Residential	1,655	111,249
Essex Property Trust, Inc.	319	77,271
Extra Space Storage, Inc.	655	113,125
Federal Realty OP LP	356	32,082
Healthpeak Properties, Inc.	2,638	60,463
Host Hotels & Resorts, Inc.	3,495	55,501
Invitation Homes, Inc.	2,835	95,738
Iron Mountain, Inc.	1,421	62,481
Kimco Realty Corp.	3,024	55,672
Mid-America Apartment Communities, Inc.	564	87,460
Prologis, Inc.	3,619	367,690
Public Storage	773	226,342
Realty Income Corp.	3,019	175,706

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Regency Centers Corp.	753	40,549
SBA Communications Corp. Cl A	528	150,295
Simon Property Group, Inc.	1,600	143,600
UDR, Inc.	1,494	62,315
Ventas, Inc.	1,955	78,532
VICI Properties, Inc.	4,708	140,534
Vornado Realty Trust	787	18,227
Welltower, Inc.	2,265	145,685
Weyerhaeuser Co.	3,619	103,359

		4,130,081

UTILITIES (1.7%)
AES Corp.	3,265	73,789
Alliant Energy Corp.	1,227	65,019
Ameren Corp.	1,263	101,735
American Electric Power Co., Inc.	2,511	217,076
American Water Works Co., Inc.	889	115,712
Atmos Energy Corp.	684	69,665
CenterPoint Energy, Inc.	3,077	86,710
CMS Energy Corp.	1,419	82,642
Consolidated Edison, Inc.	1,733	148,622
Constellation Energy Corp.	1,598	132,938
Dominion Energy, Inc.	4,070	281,278
DTE Energy Co.	947	108,952
Duke Energy Corp.	3,764	350,127
Edison International	1,865	105,522
Entergy Corp.	994	100,026
Evergy, Inc.	1,123	66,706
Eversource Energy	1,694	132,064
Exelon Corp.	4,848	181,606
FirstEnergy Corp.	2,654	98,198
NextEra Energy, Inc.	9,605	753,128
NiSource, Inc.	1,985	50,002
NRG Energy, Inc.	1,150	44,010
PG&E Corp.*	7,861	98,263
Pinnacle West Capital Corp.	553	35,674
PPL Corp.	3,599	91,235
Public Svc. Enterprise Group, Inc.	2,439	137,145
Sempra Energy	1,537	230,458
Southern Co.	5,197	353,396
WEC Energy Group, Inc.	1,542	137,901
Xcel Energy, Inc.	2,674	171,136

		4,620,735

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $106,742,876 ) 54.8%		147,426,513

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (1)	A-1+	2.61	11/03/22	350,000	349,168

TOTAL INDEXED ASSETS - SHORT TERM-DEBT (0.2%) (Cost: $349,168) 0.2%					349,168

TOTAL INDEXED ASSETS (Cost: $107,092,044) 55.0%					147,775,681

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.0%)
Cardlytics, Inc.*	4,662	43,823
EchoStar Corp. Cl A*	14,498	238,782
Fox Corp. Cl A	10,289	315,666
Take-Two Interactive Software, Inc.*	5,570	607,130
TEGNA, Inc.	52,781	1,091,511
Twitter, Inc.*	5,440	238,490
Warner Bros Discovery, Inc.*	11,287	129,801

		2,665,203

CONSUMER DISCRETIONARY (4.2%)
Aptiv PLC*	1,891	147,895
AutoZone, Inc.*	488	1,045,262
Bloomin’ Brands, Inc.	38,742	710,141
Bright Horizons Family Solutions, Inc.*	1,630	93,970
Burlington Stores, Inc.*	815	91,190
Caesars Entertainment, Inc.*	5,468	176,397
Capri Hldgs. Ltd.*	14,283	549,039
Darden Restaurants, Inc.	3,807	480,900
Everi Hldgs., Inc.*	10,434	169,239
Five Below, Inc.*	5,009	689,589
Fox Factory Hldg. Corp.*	2,056	162,588
Golden Entertainment, Inc.*	12,889	449,697
Hanesbrands, Inc.	19,213	133,722
Lithia Motors, Inc. Cl A	1,250	268,188
Marriott Vacations Worldwide Corp.	11,443	1,394,444
Murphy USA, Inc.	1,008	277,109
NVR, Inc.*	84	334,915
Ollie’s Bargain Outlet Hldgs., Inc.*	13,046	673,174
Skyline Champion Corp.*	2,569	135,823
Sonic Automotive, Inc. Cl A	17,506	758,010
Sonos, Inc.*	8,829	122,723
Steven Madden Ltd.	21,868	583,220
Taylor Morrison Home Corp. Cl A*	27,528	641,953
Tractor Supply Co.	3,245	603,180
Williams-Sonoma, Inc.	2,362	278,362
XPEL, Inc.*	4,945	318,656

		11,289,386

CONSUMER STAPLES (1.6%)
BJ’s Wholesale Club Hldgs., Inc.*	2,892	210,567
Boston Beer Co., Inc. Cl A*	1,582	512,014
Church & Dwight Co., Inc.	6,537	467,004
Constellation Brands, Inc. Cl A	3,907	897,359
Crimson Wine Group Ltd.*	41,922	266,205
Freshpet, Inc.*	5,044	252,654
TreeHouse Foods, Inc.*	38,059	1,614,463

		4,220,266

ENERGY (3.1%)
Baker Hughes Co. Cl A	32,578	682,835
ChampionX Corp.	43,354	848,438
Cheniere Energy, Inc.	5,479	909,021
Chesapeake Energy Corp.	10,298	970,175
Devon Energy Corp.	17,594	1,057,927
EQT Corp.	22,291	908,359
Hess Corp.	1,772	193,131
Magnolia Oil & Gas Corp. Cl A	10,732	212,601
MPLX LP*	4,656	139,727
Northern Oil & Gas, Inc.	13,517	370,501
Ovintiv, Inc.	11,052	508,392
PDC Energy, Inc.	12,793	739,307
Southwestern Energy Co.*	52,621	322,041
Williams Cos., Inc.	16,160	462,661

		8,325,116

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

FINANCIALS (7.1%)
American Equity Investment Life Hldg. Co.	9,629	359,065
American Financial Group, Inc.	4,147	509,791
Ameriprise Financial, Inc.	4,614	1,162,497
Argo Group International Hldgs. Ltd.	6,239	120,163
Bank of Marin Bancorp	4,639	138,938
Banner Corp.	9,574	565,632
Brookline Bancorp, Inc.	29,084	338,829
Brown & Brown, Inc.	9,289	561,799
Dime Community Bancshares, Inc.	8,290	242,731
Discover Financial Svcs.	5,857	532,519
Eastern Bankshares, Inc.	43,467	853,692
Ellington Financial, Inc.	27,309	310,503
Enterprise Financial Svcs. Corp.	11,944	526,014
Essent Group Ltd.	12,928	450,799
Everest Re Group Ltd.	937	245,906
Fifth Third Bancorp	17,833	569,943
First Financial Bankshares, Inc.	3,357	140,423
First Foundation, Inc.	8,031	145,682
First Interstate BancSystem, Inc. Cl A	16,465	664,363
First Republic Bank	3,660	477,813
Glacier Bancorp, Inc.	4,108	201,826
Goosehead Insurance, Inc. Cl A*	2,187	77,945
Green Dot Corp. Cl A*	18,705	355,021
Hancock Whitney Corp.	12,502	572,717
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,667	79,823
Hartford Financial Svcs. Group, Inc.	12,649	783,479
Home BancShares, Inc.	21,112	475,231
Houlihan Lokey, Inc. Cl A	2,187	164,856
iShares Micro-Cap ETF	1,036	107,112
iShares Russell 2000 Growth ETF	2,301	475,364
iShares Russell Mid-Cap ETF	2,800	174,020
KeyCorp.	14,892	238,570
Metropolitan Bank Hldg. Corp.*	4,036	259,757
Moelis & Co. Cl A	4,659	157,521
MSCI, Inc. Cl A	771	325,200
Primerica, Inc.	6,412	791,561
Raymond James Financial, Inc.	4,311	426,013
Reinsurance Group of America, Inc.	1,693	212,996
RLI Corp.	2,046	209,469
Selective Insurance Group, Inc.	6,720	547,008
Signature Bank	1,111	167,761
Silvergate Capital Corp. Cl A*	1,420	106,997
Starwood Property Trust, Inc.	22,687	413,357
Stifel Financial Corp.	3,073	159,519
Stock Yards Bancorp, Inc.	10,261	697,851
SVB Financial Group*	1,442	484,195
Synchrony Financial	4,564	128,660
TriCo Bancshares	7,508	335,232
UMB Financial Corp.	5,127	432,155
Voya Financial, Inc.	2,999	181,440
Webster Financial Corp.	7,060	319,112
Zions Bancorporation	2,388	121,454

		19,100,324

HEALTH CARE (5.0%)
Addus HomeCare Corp.*	3,703	352,674
Agilent Technologies, Inc.	5,936	721,521
Align Technology, Inc.*	811	167,966
Alnylam Pharmaceuticals, Inc.*	1,151	230,384
Amicus Therapeutics, Inc.*	10,527	109,902
AMN Healthcare Svcs., Inc.*	2,045	216,688

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Amphastar Pharmaceuticals, Inc.*	3,954	111,107
Apellis Pharmaceuticals, Inc.*	1,448	98,898
Arrowhead Pharmaceuticals, Inc.*	2,664	88,045
Axsome Therapeutics, Inc.*	1,140	50,867
Beam Therapeutics, Inc.*	1,124	53,547
BELLUS Health, Inc.*	3,635	38,386
BioCryst Pharmaceuticals, Inc.*	13,541	170,617
Biohaven Pharmaceutical Hldg. Co. Ltd.*	1,651	249,582
Blueprint Medicines Corp.*	1,958	129,013
Centene Corp.*	3,108	241,834
Chemed Corp.	611	266,738
ChemoCentryx, Inc.*	4,493	232,108
Collegium Pharmaceutical, Inc.*	7,093	113,630
CONMED Corp.	1,896	152,002
Corcept Therapeutics, Inc.*	4,833	123,918
Emergent BioSolutions, Inc.*	5,429	113,955
Encompass Health Corp.	8,062	364,644
Enhabit, Inc.*	2,950	41,418
Envista Hldgs. Corp.*	7,422	243,516
Exact Sciences Corp.*	1,499	48,703
Fate Therapeutics, Inc.*	2,897	64,922
Halozyme Therapeutics, Inc.*	4,262	168,519
Horizon Therapeutics PLC*	5,919	366,327
Humana, Inc.	402	195,046
IDEXX Laboratories, Inc.*	556	181,144
Inmode Ltd.*	3,041	88,524
Insmed, Inc.*	4,712	101,496
Inspire Medical Systems, Inc.*	977	173,290
Insulet Corp.*	910	208,754
Intra-Cellular Therapies, Inc.*	1,954	90,920
iRhythm Technologies, Inc.*	1,291	161,736
Karuna Therapeutics, Inc.*	621	139,682
Krystal Biotech, Inc.*	1,387	96,674
Laboratory Corp. of America Hldgs.	1,211	248,025
LHC Group, Inc.*	834	136,492
Madrigal Pharmaceuticals, Inc.*	832	54,072
Medpace Hldgs., Inc.*	876	137,681
Mettler-Toledo International, Inc.*	303	328,489
ModivCare, Inc.*	918	91,506
NanoString Technologies, Inc.*	8,079	103,169
Neogen Corp.*	6,071	84,812
NextGen Healthcare, Inc.*	40,312	713,522
Omnicell, Inc.*	1,937	168,577
OrthoPediatrics Corp.*	3,403	157,014
Owens & Minor, Inc.	3,621	87,266
Penumbra, Inc.*	923	175,001
QuidelOrtho Corp.*	3,507	250,680
Repligen Corp.*	1,029	192,536
SeaSpine Hldgs. Corp.*	26,554	150,827
Shockwave Medical, Inc.*	534	148,489
Sientra, Inc.*	65,059	41,638
Silk Road Medical, Inc.*	2,897	130,365
Simulations Plus, Inc.	3,768	182,899
STAAR Surgical Co.*	2,298	162,124
Supernus Pharmaceuticals, Inc.*	23,024	779,362
Syneos Health, Inc. Cl A*	10,216	481,684
Tactile Systems Technology, Inc.*	8,241	64,197
Tandem Diabetes Care, Inc.*	3,340	159,819
Tenet Healthcare Corp.*	4,091	211,014
Veeva Systems, Inc. Cl A*	1,638	270,073
Vericel Corp.*	10,362	240,398

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Xencor, Inc.*	2,695	70,016
Zimmer Biomet Hldgs., Inc.	6,030	630,437
Zimvie, Inc.*	346	3,415

		13,424,296

INDUSTRIALS (7.5%)
Alaska Air Group, Inc.*	12,344	483,268
Arcosa, Inc.	8,049	460,242
Atkore, Inc.*	1,956	152,196
Axon Enterprise, Inc.*	3,496	404,662
AZEK Co., Inc. Cl A*	3,831	63,671
Bloom Energy Corp. Cl A*	7,661	153,143
Builders FirstSource, Inc.*	10,438	615,007
Carlisle Cos., Inc.	3,892	1,091,356
Casella Waste Systems, Inc. Cl A*	2,656	202,892
Chart Industries, Inc.*	1,972	363,538
Clean Harbors, Inc.*	6,046	664,939
Crane Hldgs. Co.	5,036	440,851
Deluxe Corp.	25,191	419,430
Dover Corp.	5,080	592,227
Ducommun, Inc.*	7,322	290,391
EMCOR Group, Inc.	3,391	391,593
Encore Wire Corp.	2,537	293,125
EnPro Industries, Inc.	8,567	728,024
ESCO Technologies, Inc.	10,146	745,122
Federal Signal Corp.	10,854	405,071
Franklin Electric Co., Inc.	2,988	244,149
Generac Hldgs., Inc.*	1,787	318,336
Graco, Inc.	5,559	333,262
HEICO Corp. Cl A	1,745	200,012
Huron Consulting Group, Inc.*	2,388	158,205
IAA, Inc.*	4,408	140,395
ICF International, Inc.	5,977	651,613
Jacobs Solutions, Inc.	3,309	358,993
KBR, Inc.	23,353	1,009,317
Korn Ferry	3,505	164,560
L-3 Harris Technologies, Inc.	1,419	294,911
Masonite International Corp.*	1,453	103,584
Miller Industries, Inc.	22,765	484,667
Mueller Industries, Inc.	29,574	1,757,879
Old Dominion Freight Line, Inc.	2,994	744,817
Oshkosh Corp.	4,907	344,913
Quanta Svcs., Inc.	3,631	462,553
Saia, Inc.*	683	129,770
Simpson Manufacturing Co., Inc.	1,365	107,016
Stanley Black & Decker, Inc.	2,008	151,022
Tetra Tech, Inc.	936	120,304
TransUnion	3,794	225,705
Trex Co., Inc.*	9,242	406,093
UFP Industries, Inc.	9,734	702,405
Univar Solutions, Inc.*	25,728	585,055
Vicor Corp.*	1,849	109,350
VSE Corp.	14,781	523,247
Werner Enterprises, Inc.	9,287	349,191
Willdan Group, Inc.*	4,373	64,764

		20,206,836

INFORMATION TECHNOLOGY (4.9%)
Altair Engineering, Inc. Cl A*	2,866	126,735
Amphenol Corp. Cl A	5,126	343,237
Arteris, Inc.*	11,000	73,260
Blackline, Inc.*	1,872	112,133
Cambium Networks Corp.*	7,797	131,925

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Ciena Corp.*	5,270	213,066
Coherent Corp.*	8,459	294,796
Cohu, Inc.*	6,755	174,144
Credo Technology Group Hldg. Ltd.*	6,309	69,399
Digi International, Inc.*	4,032	139,386
Domo, Inc. Cl B*	7,728	139,027
DXC Technology Co.*	20,794	509,037
EPAM Systems, Inc.*	803	290,839
Euronet Worldwide, Inc.*	9,685	733,736
Fabrinet*	1,441	137,543
Five9, Inc.*	8,629	647,002
ForgeRock, Inc. Cl A*	8,344	121,238
Globant S.A.*	1,071	200,363
Grid Dynamics Hldgs., Inc.*	1,821	34,107
Guidewire Software, Inc.*	1,947	119,896
Hewlett Packard Enterprise Co.	16,811	201,396
Keysight Technologies, Inc.*	1,293	203,466
LivePerson, Inc.*	7,151	67,362
Lumentum Hldgs., Inc.*	6,946	476,287
Marvell Technology, Inc.	3,684	158,080
Maximus, Inc.	2,323	134,432
MaxLinear, Inc. Cl A*	11,570	377,413
Microchip Technology, Inc.	3,406	207,868
MKS Instruments, Inc.	1,772	146,438
MongoDB, Inc. Cl A*	502	99,677
Monolithic Power Systems, Inc.	1,032	375,029
Motorola Solutions, Inc.	1,226	274,587
nLight, Inc.*	4,880	46,116
Novanta, Inc.*	1,485	171,740
Okta, Inc. Cl A*	1,382	78,594
Onto Innovation, Inc.*	1,170	74,938
Palo Alto Networks, Inc.*	2,688	440,268
PDF Solutions, Inc.*	5,518	135,357
Perficient, Inc.*	3,499	227,505
Ping Identity Hldg. Corp.*	9,270	260,209
PTC, Inc.*	4,502	470,909
Q2 Hldgs., Inc.*	2,569	82,722
Qualys, Inc.*	851	118,621
Rapid7, Inc.*	3,501	150,193
Sequans Communications S.A.*	9,765	34,861
Silicon Laboratories, Inc.*	1,116	137,759
Splunk, Inc.*	3,129	235,301
Synaptics, Inc.*	1,332	131,881
Synopsys, Inc.*	943	288,096
Teledyne Technologies, Inc.*	1,511	509,917
Tenable Hldgs., Inc.*	2,320	80,736
Teradyne, Inc.	4,367	328,180
Varonis Systems, Inc. Cl B*	2,567	68,077
Viasat, Inc.*	20,918	632,351
Xperi Hldg. Corp.	26,769	378,514
Zendesk, Inc.*	7,703	586,198
Zuora, Inc. Cl A*	35,186	259,673

		13,261,620

MATERIALS (2.7%)
Albemarle Corp.	535	141,476
Ashland, Inc.	9,655	916,935
Avient Corp.	8,943	270,973
Crown Hldgs., Inc.	17,059	1,382,291
FMC Corp.	3,698	390,879
Freeport-McMoRan, Inc.	3,732	101,996
Innospec, Inc.	2,675	229,167

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Kaiser Aluminum Corp.	8,970	550,310
Livent Corp.*	5,050	154,782
Materion Corp.	12,845	1,027,600
Newmont Corp.	6,798	285,720
Orion Engineered Carbons S.A.	13,190	176,086
Packaging Corp. of America	2,538	284,992
PPG Industries, Inc.	1,592	176,218
Steel Dynamics, Inc.	3,517	249,531
Stepan Co.	1,905	178,441
Valvoline, Inc.	15,902	402,957
Vulcan Materials Co.	1,925	303,591

		7,223,945

REAL ESTATE (2.9%)
Alexander’s, Inc.	667	139,376
Alexandria Real Estate Equities, Inc.	1,299	182,107
Apartment Income REIT Corp.	4,273	165,023
Apartment Investment & Management Co. Cl A	28,259	206,291
AvalonBay Communities, Inc.	1,157	213,108
Brandywine Realty Trust	13,159	88,823
Camden Property Trust	2,703	322,874
Cousins Properties, Inc.	9,645	225,211
CTO Realty Growth, Inc.	7,579	142,030
Duke Realty Corp.	21,694	1,045,651
Easterly Government Properties, Inc. Cl A	27,400	432,098
EastGroup Properties, Inc.	1,438	207,561
Equity Commonwealth	14,045	342,136
Gaming & Leisure Properties, Inc.	4,587	202,929
Highwoods Properties, Inc.	7,605	205,031
Host Hotels & Resorts, Inc.	27,432	435,620
Kilroy Realty Corp.	6,791	285,969
Life Storage, Inc.	1,684	186,520
LXP Industrial Trust	24,175	221,443
PotlatchDeltic Corp.	11,310	464,162
Realty Income Corp.	4,195	244,149
Sabra Health Care REIT, Inc.	27,060	355,027
SBA Communications Corp. Cl A	824	234,552
Sun Communities, Inc.	2,745	371,481
Welltower, Inc.	7,878	506,713
Weyerhaeuser Co.	10,097	288,370
Xenia Hotels & Resorts, Inc.	11,745	161,964

		7,876,219

UTILITIES (2.4%)
AES Corp.	9,675	218,655
Ameren Corp.	4,137	333,235
Atmos Energy Corp.	1,812	184,553
Avista Corp.	8,066	298,845
Black Hills Corp.	7,468	505,808
Chesapeake Utilities Corp.	2,256	260,320
DTE Energy Co.	2,950	339,398
Entergy Corp.	2,555	257,110
Evergy, Inc.	17,041	1,012,236
IDACORP, Inc.	3,745	370,792
NiSource, Inc.	17,504	440,926
NorthWestern Corp.	5,493	270,695
NRG Energy, Inc.	10,476	400,917
ONE Gas, Inc.	1,733	121,986
Portland General Electric Co.	6,748	293,268
PPL Corp.	6,482	164,318
Public Svc. Enterprise Group, Inc.	6,504	365,720
Sempra Energy	2,229	334,216
Spire, Inc.	3,969	247,387

		6,420,385

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $108,982,086) 42.4%		114,013,596

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (2.7%)
Citibank, New York Time Deposit	2.33	10/03/22	7,286,757	7,286,757

TOTAL TEMPORARY CASH INVESTMENT (Cost: $7,286,757) 2.7%				7,286,757

TOTAL INVESTMENTS (Cost: $223,360,887) 100.1%				269,076,034

OTHER NET ASSETS -0.1%				(220,488)

NET ASSETS 100.0%				$268,855,546

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (3.9%)
EchoStar Corp. Cl A*	182,460	3,005,116
TEGNA, Inc.	654,124	13,527,284

		16,532,400

CONSUMER DISCRETIONARY (8.3%)
Bloomin’ Brands, Inc.	321,759	5,897,843
Capri Hldgs. Ltd.*	95,429	3,668,291
Golden Entertainment, Inc.*	78,924	2,753,658
Marriott Vacations Worldwide Corp.	55,280	6,736,421
Sonic Automotive, Inc. Cl A	146,301	6,334,833
Steven Madden Ltd.	177,323	4,729,204
Taylor Morrison Home Corp. Cl A*	219,473	5,118,110

		35,238,360

CONSUMER STAPLES (3.8%)
Crimson Wine Group Ltd.*	594,624	3,775,863
TreeHouse Foods, Inc.*	288,367	12,232,528

		16,008,391

ENERGY (8.7%)
ChampionX Corp.	452,916	8,863,566
EQT Corp.	298,041	12,145,171
Ovintiv, Inc.	143,255	6,589,730
PDC Energy, Inc.	162,609	9,397,174

		36,995,641

FINANCIALS (26.0%)
American Equity Investment Life Hldg. Co.	127,866	4,768,123
Argo Group International Hldgs. Ltd.	77,230	1,487,450
Bank of Marin Bancorp	67,596	2,024,500
Banner Corp.	122,534	7,239,309
Brookline Bancorp, Inc.	359,537	4,188,606
Dime Community Bancshares, Inc.	92,756	2,715,896
Eastern Bankshares, Inc.	539,896	10,603,557
Ellington Financial, Inc.	368,730	4,192,460
Enterprise Financial Svcs. Corp.	148,603	6,544,476
Essent Group Ltd.	160,294	5,589,452
First Interstate BancSystem, Inc. Cl A	213,561	8,617,186
Green Dot Corp. Cl A*	258,722	4,910,544
Hancock Whitney Corp.	159,149	7,290,616
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	34,951	1,046,083
Home BancShares, Inc.	263,375	5,928,571
Metropolitan Bank Hldg. Corp.*	50,011	3,218,708
Moelis & Co. Cl A	57,525	1,944,920
Selective Insurance Group, Inc.	84,952	6,915,093
Stifel Financial Corp.	38,176	1,981,716
Stock Yards Bancorp, Inc.	135,803	9,235,962
TriCo Bancshares	90,895	4,058,462
UMB Financial Corp.	65,627	5,531,700

		110,033,390

HEALTH CARE (6.0%)
BioCryst Pharmaceuticals, Inc.*	179,117	2,256,874
Emergent BioSolutions, Inc.*	38,339	804,736
NanoString Technologies, Inc.*	101,012	1,289,923
NextGen Healthcare, Inc.*	359,325	6,360,053
SeaSpine Hldgs. Corp.*	331,999	1,885,754
Sientra, Inc.*	822,488	526,392
Supernus Pharmaceuticals, Inc.*	204,617	6,926,285
Syneos Health, Inc. Cl A*	75,145	3,543,087
Vericel Corp.*	77,413	1,795,982

		25,389,086

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

INDUSTRIALS (19.0%)
Arcosa, Inc.	102,808	5,878,562
Builders FirstSource, Inc.*	79,320	4,673,534
Deluxe Corp.	314,958	5,244,051
Encore Wire Corp.	33,554	3,876,829
EnPro Industries, Inc.	106,146	9,020,287
ICF International, Inc.	52,554	5,729,437
KBR, Inc.	120,115	5,191,370
Miller Industries, Inc.	281,571	5,994,647
Mueller Industries, Inc.	277,582	16,499,474
UFP Industries, Inc.	104,396	7,533,215
VSE Corp.	187,679	6,643,837
Werner Enterprises, Inc.	114,665	4,311,404

		80,596,647

INFORMATION TECHNOLOGY (4.4%)
Coherent Corp.*	68,067	2,372,135
Cohu, Inc.*	89,344	2,303,288
Digi International, Inc.*	49,930	1,726,080
MaxLinear, Inc. Cl A*	61,301	1,999,639
nLight, Inc.*	60,620	572,859
Sequans Communications S.A.*	133,838	477,802
Viasat, Inc.*	73,607	2,225,140
Xperi Hldg. Corp.	331,982	4,694,225
Zuora, Inc. Cl A*	292,847	2,161,211

		18,532,379

MATERIALS (4.9%)
Avient Corp.	81,816	2,479,025
Kaiser Aluminum Corp.	78,741	4,830,760
Materion Corp.	141,449	11,315,920
Stepan Co.	25,023	2,343,905

		20,969,610

REAL ESTATE (7.5%)
Alexander’s, Inc.	5,402	1,128,802
Apartment Investment & Management Co. Cl A	357,945	2,612,998
Cousins Properties, Inc.	117,868	2,752,218
CTO Realty Growth, Inc.	96,417	1,806,855
Easterly Government Properties, Inc. Cl A	241,988	3,816,151
Equity Commonwealth	177,460	4,322,926
Highwoods Properties, Inc.	93,443	2,519,223
LXP Industrial Trust	301,716	2,763,718
PotlatchDeltic Corp.	140,377	5,761,072
Sabra Health Care REIT, Inc.	336,227	4,411,298

		31,895,261

UTILITIES (4.7%)
Avista Corp.	98,762	3,659,132
Black Hills Corp.	90,242	6,112,091
NorthWestern Corp.	68,255	3,363,606
Portland General Electric Co.	87,212	3,790,234
Spire, Inc.	48,955	3,051,365

		19,976,428

TOTAL COMMON STOCKS (Cost: $400,654,278) 97.2%		412,167,593

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.2%)
U.S. Treasury Bill	A-1+	2.32	10/04/22	2,800,000	2,799,459
U.S. Treasury Bill	A-1+	2.48	10/18/22	6,500,000	6,492,422

					9,291,881

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

U.S. GOVERNMENT AGENCIES (0.5%)
FHLB	A-1+	2.25	10/03/22	2,000,000	1,999,750

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $11,291,631) 2.7%					11,291,631

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%)(2)
Citibank, New York Time Deposit	2.33	10/03/22	60,823	60,823

TOTAL TEMPORARY CASH INVESTMENT (Cost: $60,823) 0.0%(2)				60,823

TOTAL INVESTMENTS (Cost: $412,006,732) 99.9%				423,520,047

OTHER NET ASSETS 0.1%				270,719

NET ASSETS 100.0%				$423,790,766

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (0.2%)
Cardlytics, Inc.*	82,298	773,601

CONSUMER DISCRETIONARY (11.4%)
Bloomin’ Brands, Inc.	248,945	4,563,162
Everi Hldgs., Inc.*	185,934	3,015,850
Five Below, Inc.*	17,281	2,379,075
Fox Factory Hldg. Corp.*	36,231	2,865,147
Golden Entertainment, Inc.*	118,399	4,130,941
Marriott Vacations Worldwide Corp.	30,283	3,690,286
Murphy USA, Inc.	17,786	4,889,549
Ollie’s Bargain Outlet Hldgs., Inc.*	74,199	3,828,668
Skyline Champion Corp.*	45,263	2,393,055
Sonic Automotive, Inc. Cl A	98,472	4,263,838
Sonos, Inc.*	155,640	2,163,396
Steven Madden Ltd.	71,169	1,898,077
Taylor Morrison Home Corp. Cl A*	57,465	1,340,084
XPEL, Inc.*	87,172	5,617,364

		47,038,492

CONSUMER STAPLES (3.0%)
BJ’s Wholesale Club Hldgs., Inc.*	51,335	3,737,702
Boston Beer Co., Inc. Cl A*	8,685	2,810,900
Freshpet, Inc.*	51,103	2,559,749
TreeHouse Foods, Inc.*	80,424	3,411,586

		12,519,937

ENERGY (6.3%)
ChampionX Corp.	142,548	2,789,664
Chesapeake Energy Corp.	74,597	7,027,783
Magnolia Oil & Gas Corp. Cl A	190,736	3,778,480
Northern Oil & Gas, Inc.	242,168	6,637,825
Southwestern Energy Co.*	934,296	5,717,892

		25,951,644

FINANCIALS (8.3%)
First Financial Bankshares, Inc.	59,557	2,491,269
First Foundation, Inc.	143,075	2,595,380
Glacier Bancorp, Inc.	73,276	3,600,050
Goosehead Insurance, Inc. Cl A*	38,893	1,386,147
Houlihan Lokey, Inc. Cl A	38,565	2,907,030
iShares Micro-Cap ETF	19,183	1,983,330
iShares Russell 2000 Growth ETF	46,925	9,694,236
Primerica, Inc.	30,986	3,825,222
RLI Corp.	36,130	3,698,989
Silvergate Capital Corp. Cl A*	25,393	1,913,363

		34,095,016

HEALTH CARE (24.7%)
Addus HomeCare Corp.*	65,767	6,263,649
Amicus Therapeutics, Inc.*	185,671	1,938,405
AMN Healthcare Svcs., Inc.*	36,352	3,851,858
Amphastar Pharmaceuticals, Inc.*	69,728	1,959,357
Apellis Pharmaceuticals, Inc.*	25,549	1,744,997
Arrowhead Pharmaceuticals, Inc.*	47,239	1,561,249
Axsome Therapeutics, Inc.*	20,095	896,639
Beam Therapeutics, Inc.*	19,819	944,177
BELLUS Health, Inc.*	64,118	677,086
Biohaven Pharmaceutical Hldg. Co. Ltd.*	29,500	4,459,515
Blueprint Medicines Corp.*	34,106	2,247,244
ChemoCentryx, Inc.*	79,884	4,126,807

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Collegium Pharmaceutical, Inc.*	125,119	2,004,406
CONMED Corp.	33,400	2,677,678
Corcept Therapeutics, Inc.*	85,187	2,184,195
Emergent BioSolutions, Inc.*	41,107	862,836
Fate Therapeutics, Inc.*	51,681	1,158,171
Halozyme Therapeutics, Inc.*	75,581	2,988,473
Inmode Ltd.*	53,576	1,559,597
Insmed, Inc.*	83,157	1,791,202
Inspire Medical Systems, Inc.*	17,241	3,058,036
Intra-Cellular Therapies, Inc.*	34,445	1,602,726
iRhythm Technologies, Inc.*	22,356	2,800,760
Karuna Therapeutics, Inc.*	10,947	2,462,309
Krystal Biotech, Inc.*	24,366	1,698,310
LHC Group, Inc.*	14,707	2,406,948
Madrigal Pharmaceuticals, Inc.*	14,506	942,745
Medpace Hldgs., Inc.*	15,423	2,424,033
ModivCare, Inc.*	16,185	1,613,321
Neogen Corp.*	107,051	1,495,502
NextGen Healthcare, Inc.*	199,845	3,537,256
Omnicell, Inc.*	34,115	2,969,028
OrthoPediatrics Corp.*	61,036	2,816,201
Owens & Minor, Inc.	63,774	1,536,953
QuidelOrtho Corp.*	23,224	1,660,052
Shockwave Medical, Inc.*	9,427	2,621,366
Silk Road Medical, Inc.*	51,092	2,299,140
Simulations Plus, Inc.	66,675	3,236,405
STAAR Surgical Co.*	41,030	2,894,667
Supernus Pharmaceuticals, Inc.*	116,377	3,939,361
Tactile Systems Technology, Inc.*	146,666	1,142,528
Tenet Healthcare Corp.*	72,605	3,744,966
Vericel Corp.*	80,266	1,862,171
Xencor, Inc.*	50,555	1,313,419

		101,975,744

INDUSTRIALS (17.1%)
Atkore, Inc.*	34,468	2,681,955
AZEK Co., Inc. Cl A*	67,742	1,125,872
Bloom Energy Corp. Cl A*	135,113	2,700,909
Casella Waste Systems, Inc. Cl A*	47,160	3,602,552
Chart Industries, Inc.*	34,755	6,407,084
Ducommun, Inc.*	128,743	5,105,947
EMCOR Group, Inc.	60,208	6,952,820
ESCO Technologies, Inc.	82,924	6,089,939
Federal Signal Corp.	190,730	7,118,044
Franklin Electric Co., Inc.	53,173	4,344,766
Huron Consulting Group, Inc.*	42,065	2,786,806
ICF International, Inc.	31,412	3,424,536
KBR, Inc.	36,094	1,559,983
Korn Ferry	61,812	2,902,073
Masonite International Corp.*	25,933	1,848,764
Saia, Inc.*	12,137	2,306,030
Simpson Manufacturing Co., Inc.	24,370	1,910,608
Tetra Tech, Inc.	16,585	2,131,670
UFP Industries, Inc.	32,708	2,360,209
Vicor Corp.*	33,046	1,954,340
Willdan Group, Inc.*	77,317	1,145,065

		70,459,972

INFORMATION TECHNOLOGY (16.5%)
Altair Engineering, Inc. Cl A*	49,873	2,205,384
Arteris, Inc.*	198,472	1,321,823

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Blackline, Inc.*	33,490	2,006,051
Cambium Networks Corp.*	139,138	2,354,215
Coherent Corp.*	52,579	1,832,378
Credo Technology Group Hldg. Ltd.*	111,277	1,224,047
Domo, Inc. Cl B*	136,198	2,450,202
Fabrinet*	25,901	2,472,250
Five9, Inc.*	49,201	3,689,091
ForgeRock, Inc. Cl A*	146,994	2,135,823
Globant S.A.*	19,208	3,593,433
Grid Dynamics Hldgs., Inc.*	33,309	623,878
LivePerson, Inc.*	127,933	1,205,129
Lumentum Hldgs., Inc.*	37,739	2,587,763
Maximus, Inc.	41,326	2,391,536
MaxLinear, Inc. Cl A*	116,574	3,802,644
Novanta, Inc.*	26,454	3,059,405
Onto Innovation, Inc.*	20,601	1,319,494
PDF Solutions, Inc.*	98,567	2,417,848
Perficient, Inc.*	61,695	4,011,409
Ping Identity Hldg. Corp.*	163,439	4,587,733
Q2 Hldgs., Inc.*	45,617	1,468,867
Qualys, Inc.*	15,017	2,093,220
Rapid7, Inc.*	61,657	2,645,085
Silicon Laboratories, Inc.*	19,691	2,430,657
Synaptics, Inc.*	23,469	2,323,666
Tenable Hldgs., Inc.*	40,906	1,423,529
Varonis Systems, Inc. Cl B*	45,263	1,200,375
Viasat, Inc.*	55,141	1,666,912
Zuora, Inc. Cl A*	232,719	1,717,466

		68,261,313

MATERIALS (4.8%)
Avient Corp.	37,984	1,150,915
Innospec, Inc.	47,207	4,044,224
Kaiser Aluminum Corp.	46,254	2,837,683
Livent Corp.*	89,667	2,748,293
Materion Corp.	37,331	2,986,480
Orion Engineered Carbons S.A.	234,948	3,136,556
Valvoline, Inc.	109,334	2,770,524

		19,674,675

REAL ESTATE (2.1%)
Easterly Government Properties, Inc. Cl A	140,468	2,215,181
EastGroup Properties, Inc.	25,580	3,692,217
Xenia Hotels & Resorts, Inc.	206,981	2,854,268

		8,761,666

UTILITIES (2.1%)
Chesapeake Utilities Corp.	38,973	4,497,094
IDACORP, Inc.	22,082	2,186,339
ONE Gas, Inc.	30,582	2,152,667

		8,836,100

TOTAL COMMON STOCKS (Cost: $432,949,517) 96.5%		398,348,160

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.0%)
U.S. Treasury Bill	A-1+	2.33	10/04/22	3,200,000	3,199,380
U.S. Treasury Bill	A-1+	2.46	10/11/22	3,275,000	3,272,767
U.S. Treasury Bill	A-1+	2.48	11/01/22	6,000,000	5,987,233

					12,459,380

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

U.S. GOVERNMENT AGENCIES (0.6%)
FHLB	A-1+	2.25	10/03/22	2,300,000	2,299,713

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $14,759,093) 3.6%					14,759,093

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.4%)
Citibank, New York Time Deposit	2.33	10/03/22	6,039,177	6,039,177

TOTAL TEMPORARY CASH INVESTMENT (Cost: $6,039,177) 1.4%				6,039,177

TOTAL INVESTMENTS (Cost: $453,747,787) 101.5%				419,146,430

OTHER NET ASSETS -1.5%				(6,371,950)

NET ASSETS 100.0%				$412,774,480

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (2.1%)
AMC Networks, Inc. Cl A*	5,355	108,706
ATN International, Inc.	2,049	79,030
Cars.com, Inc.*	12,080	138,920
Cinemark Hldgs., Inc.*	20,537	248,703
Cogent Communications Hldgs., Inc.	8,166	425,939
Consolidated Communications Hldgs., Inc.*	14,136	58,806
EW Scripps Co. Cl A*	11,082	124,894
Gannett Co., Inc.*	27,066	41,411
Gogo, Inc.*	12,562	152,251
Marcus Corp.	4,669	64,852
QuinStreet, Inc.*	9,860	103,530
Scholastic Corp.	5,784	177,916
Shenandoah Telecommunications Co.	9,585	163,137
Shutterstock, Inc.	4,612	231,384
TechTarget, Inc.*	5,196	307,603
Telephone & Data Systems, Inc.	19,166	266,407
Thryv Hldgs., Inc.*	5,866	133,921
Yelp, Inc. Cl A*	13,450	456,090

		3,283,500

CONSUMER DISCRETIONARY (12.4%)
Aaron’s Co., Inc.	5,891	57,261
Abercrombie & Fitch Co. Cl A*	9,656	150,151
Academy Sports & Outdoors, Inc.	16,288	687,028
Adtalem Global Education, Inc.*	8,652	315,365
American Axle & Manufacturing Hldgs., Inc.*	21,925	149,748
American Eagle Outfitters, Inc.	30,154	293,398
America’s Car-Mart, Inc.*	1,138	69,441
Asbury Automotive Group, Inc.*	4,236	640,060
Bed Bath & Beyond, Inc.*	13,314	81,082
Big Lots, Inc.	5,535	86,401
BJ’s Restaurants, Inc.*	4,489	107,063
Bloomin’ Brands, Inc.	17,091	313,278
Boot Barn Hldgs., Inc.*	5,705	333,514
Brinker International, Inc.*	8,391	209,607
Buckle, Inc.	5,657	179,101
Caleres, Inc.	7,032	170,315
Cato Corp. Cl A	3,105	29,622
Cavco Industries, Inc.*	1,583	325,718
Century Communities, Inc.	5,498	235,204
Cheesecake Factory, Inc.	9,297	272,216
Chico’s FAS, Inc.*	23,952	115,928
Children’s Place, Inc.*	2,522	77,905
Chuy’s Hldgs., Inc.*	3,607	83,610
Conn’s, Inc.*	2,459	17,410
Dave & Buster’s Entertainment, Inc.*	8,149	252,863
Designer Brands, Inc. Cl A	10,787	165,149
Dine Brands Global, Inc.	3,001	190,744
Dorman Products, Inc.*	5,414	444,598
El Pollo Loco Hldgs., Inc.*	3,754	33,486
Ethan Allen Interiors, Inc.	4,362	92,213
Frontdoor, Inc.*	15,597	318,023
Genesco, Inc.*	2,496	98,143
Gentherm, Inc.*	6,348	315,686
G-III Apparel Group Ltd.*	8,307	124,190
Golden Entertainment, Inc.*	4,201	146,573

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Green Brick Partners, Inc.*	5,199	111,155
Group 1 Automotive, Inc.	3,022	431,753
Guess?, Inc.	6,388	93,712
Haverty Furniture Cos., Inc.	2,564	63,844
Hibbett, Inc.	2,476	123,330
Installed Building Products, Inc.	4,512	365,427
iRobot Corp.*	5,212	293,592
Jack in the Box, Inc.	4,030	298,502
Kontoor Brands, Inc.	9,435	317,110
La-Z-Boy, Inc.	8,306	187,466
LCI Industries	4,867	493,806
Leslie’s, Inc.*	28,296	416,234
LGI Homes, Inc.*	3,920	318,970
Liquidity Svcs., Inc.*	5,176	84,162
LL Flooring Hldgs., Inc.*	5,615	38,912
M/I Homes, Inc.*	5,313	192,490
MarineMax, Inc.*	4,122	122,794
MDC Hldgs., Inc.	10,895	298,741
Meritage Homes Corp.*	6,999	491,820
Mister Car Wash, Inc.*	15,175	130,202
Monarch Casino & Resort, Inc.*	2,531	142,090
Monro, Inc.	6,163	267,844
Motorcar Parts of America, Inc.*	3,680	56,010
Movado Group, Inc.	3,069	86,484
National Vision Hldgs., Inc.*	15,099	492,982
ODP Corp.*	8,189	287,843
Oxford Industries, Inc.	2,866	257,309
Patrick Industries, Inc.	4,157	182,243
Perdoceo Education Corp.*	12,969	133,581
PetMed Express, Inc.	4,022	78,509
Rent-A-Center, Inc.	10,198	178,567
Ruth’s Hospitality Group, Inc.	5,899	99,457
Sally Beauty Hldgs., Inc.*	20,483	258,086
Shake Shack, Inc. Cl A*	7,141	321,202
Shoe Carnival, Inc.	3,274	70,195
Signet Jewelers Ltd.	8,903	509,163
Six Flags Entertainment Corp.*	14,157	250,579
Sleep Number Corp.*	4,204	142,137
Sonic Automotive, Inc. Cl A	3,545	153,498
Sonos, Inc.*	24,356	338,548
Standard Motor Products, Inc.	3,565	115,863
Steven Madden Ltd.	14,213	379,061
Strategic Education, Inc.	4,291	263,510
Stride, Inc.*	7,777	326,867
Sturm Ruger & Co., Inc.	3,382	171,772
Tri Pointe Homes, Inc.*	19,454	293,950
Tupperware Brands Corp.*	7,404	48,496
Unifi, Inc.*	2,476	23,547
Universal Electronics, Inc.*	2,301	45,261
Urban Outfitters, Inc.*	11,528	226,525
Vista Outdoor, Inc.*	10,820	263,142
Winnebago Industries, Inc.	6,078	323,410
Wolverine World Wide, Inc.	15,070	231,927
WW International, Inc.*	10,238	40,235
XPEL, Inc.*	3,753	241,843
Zumiez, Inc.*	2,980	64,159

		19,422,011

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

CONSUMER STAPLES (4.9%)
Andersons, Inc.	6,092	189,035
B&G Foods, Inc.	13,718	226,210
Calavo Growers, Inc.	3,396	107,823
Cal-Maine Foods, Inc.	7,266	403,917
Central Garden & Pet Co.*	1,862	67,106
Central Garden & Pet Co. Cl A*	7,933	270,991
Chefs’ Warehouse, Inc.*	6,518	188,826
Edgewell Personal Care Co.	9,919	370,971
elf Beauty, Inc.*	9,532	358,594
Fresh Del Monte Produce, Inc.	5,859	136,163
Hain Celestial Group, Inc.*	17,243	291,062
Hostess Brands, Inc. Cl A*	26,126	607,168
Inter Parfums, Inc.	3,415	257,696
J&J Snack Foods Corp.	2,865	370,931
John B Sanfilippo & Son, Inc.	1,709	129,423
Medifast, Inc.	2,109	228,531
MGP Ingredients, Inc.	2,947	312,853
National Beverage Corp.	4,466	172,120
PriceSmart, Inc.	4,796	276,202
Seneca Foods Corp. Cl A*	1,072	54,072
Simply Good Foods Co.*	16,329	522,365
SpartanNash Co.	6,915	200,673
Tootsie Roll Industries, Inc.	3,401	113,185
TreeHouse Foods, Inc.*	9,654	409,523
United Natural Foods, Inc.*	11,157	383,466
Universal Corp.	4,709	216,802
USANA Health Sciences, Inc.*	2,131	119,443
Vector Group Ltd.	25,184	221,871
WD-40 Co.	2,608	458,330

		7,665,352

ENERGY (4.5%)
Archrock, Inc.	25,616	164,455
Bristow Group, Inc.*	4,491	105,494
Callon Petroleum Co.*	9,803	343,203
Civitas Resources, Inc.	9,928	569,768
CONSOL Energy, Inc.	6,273	403,479
Core Laboratories N.V.	8,867	119,527
DMC Global, Inc.*	3,551	56,745
Dorian LPG Ltd.	6,069	82,356
Dril-Quip, Inc.*	6,579	128,422
Green Plains, Inc.*	11,119	323,229
Helix Energy Solutions Group, Inc.*	27,298	105,370
Helmerich & Payne, Inc.	20,153	745,057
Laredo Petroleum, Inc.*	3,274	205,771
Nabors Industries Ltd.*	1,712	173,682
Oceaneering International, Inc.*	19,190	152,752
Oil States International, Inc.*	12,230	47,575
Par Pacific Hldgs., Inc.*	10,597	173,897
Patterson-UTI Energy, Inc.	41,500	484,720
PBF Energy, Inc. Cl A*	20,536	722,046
ProPetro Hldg. Corp.*	16,776	135,047
Ranger Oil Corp. Cl A	3,792	119,258
REX American Resources Corp.*	3,009	84,011
RPC, Inc.	15,926	110,367
SM Energy Co.	23,464	882,481
Talos Energy, Inc.*	12,481	207,809
US Silica Hldgs., Inc.*	14,461	158,348
World Fuel Svcs. Corp.	11,851	277,788

		7,082,657

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

FINANCIALS (20.7%)
Ambac Financial Group, Inc.*	8,606	109,726
American Equity Investment Life Hldg. Co.	13,587	506,659
Ameris Bancorp	12,479	557,936
AMERISAFE, Inc.	3,691	172,480
Apollo Commercial Real Estate Finance, Inc.	24,757	205,483
ARMOUR Residential REIT, Inc.	21,941	106,853
Assured Guaranty Ltd.	11,849	574,084
Axos Financial, Inc.*	10,183	348,564
B Riley Financial, Inc.	3,032	134,985
Banc of California, Inc.	10,678	170,528
BancFirst Corp.	3,326	297,577
Bancorp, Inc.*	10,825	237,933
BankUnited, Inc.	14,914	509,611
Banner Corp.	6,544	386,620
Berkshire Hills Bancorp, Inc.	8,764	239,257
Blucora, Inc.*	9,139	176,748
Brightsphere Investment Group, Inc.	6,186	92,233
Brookline Bancorp, Inc.	14,677	170,987
Capitol Federal Financial, Inc.	24,716	205,143
Central Pacific Financial Corp.	5,241	108,436
City Hldg. Co.	2,843	252,146
Columbia Banking System, Inc.	15,053	434,881
Community Bank System, Inc.	10,284	617,863
Customers Bancorp, Inc.*	5,838	172,104
CVB Financial Corp.	25,152	636,849
Dime Community Bancshares, Inc.	6,205	181,682
Donnelley Financial Solutions, Inc.*	4,891	180,820
Eagle Bancorp, Inc.	6,141	275,240
Ellington Financial, Inc.	10,902	123,956
Employers Hldgs., Inc.	5,226	180,245
Encore Capital Group, Inc.*	4,571	207,889
Enova International, Inc.*	6,127	179,337
EZCORP, Inc. Cl A*	10,275	79,220
FB Financial Corp.	6,730	257,153
First BanCorp.	35,981	492,220
First Bancorp/Southern Pines NC	6,830	249,841
First Commonwealth Financial Corp.	17,873	229,489
First Financial Bancorp	18,159	382,792
First Hawaiian, Inc.	24,442	602,006
Flagstar Bancorp, Inc.	10,207	340,914
Franklin BSP Realty Trust, Inc.	16,035	172,697
Genworth Financial, Inc. Cl A*	96,411	337,438
Granite Point Mortgage Trust, Inc.	10,020	64,529
Green Dot Corp. Cl A*	9,156	173,781
Hanmi Financial Corp.	5,835	138,173
HCI Group, Inc.	1,368	53,626
Heritage Financial Corp.	6,719	177,852
Hilltop Hldgs., Inc.	8,775	218,059
HomeStreet, Inc.	3,403	98,040
Hope Bancorp, Inc.	22,868	289,052
Horace Mann Educators Corp.	7,828	276,250
Independent Bank Corp.	8,785	654,746
Independent Bank Group, Inc.	6,777	416,040
Invesco Mortgage Capital, Inc.	6,321	70,163
iShares Core S&P Small-Cap ETF	42,365	3,693,804
James River Group Hldgs. Ltd.	7,168	163,502
KKR Real Estate Finance Trust, Inc.	11,134	180,927
Lakeland Financial Corp.	4,852	353,274

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

LendingTree, Inc.*	2,080	49,629
Mercury General Corp.	5,087	144,573
Mr Cooper Group, Inc.*	13,714	555,417
National Bank Hldgs. Corp. Cl A	5,757	212,951
NBT Bancorp, Inc.	8,199	311,152
New York Mortgage Trust, Inc.	72,296	169,173
NMI Hldgs., Inc. Cl A*	16,212	330,238
Northfield Bancorp, Inc.	8,154	116,684
Northwest Bancshares, Inc.	24,284	328,077
OFG Bancorp	9,102	228,733
Pacific Premier Bancorp, Inc.	18,176	562,729
Palomar Hldgs., Inc.*	4,832	404,535
Park National Corp.	2,769	344,685
Pathward Financial, Inc.	5,561	183,291
PennyMac Mortgage Investment Trust	17,335	204,206
Piper Sandler Cos.	2,624	274,838
PRA Group, Inc.*	7,460	245,136
Preferred Bank	2,608	170,120
ProAssurance Corp.	10,329	201,519
PROG Hldgs., Inc.*	9,660	144,707
Provident Financial Svcs., Inc.	14,363	280,079
Ready Capital Corp.	19,488	197,608
Redwood Trust, Inc.	22,349	128,283
Renasant Corp.	10,709	334,978
S&T Bancorp, Inc.	7,493	219,620
Safety Insurance Group, Inc.	2,821	230,081
Seacoast Banking Corp. of Florida	11,754	355,323
Selectquote, Inc.*	23,600	17,228
ServisFirst Bancshares, Inc.	9,355	748,400
Simmons First National Corp. Cl A	24,560	535,162
SiriusPoint Ltd.*	16,261	80,492
Southside Bancshares, Inc.	5,837	206,396
Stellar Bancorp, Inc.	8,623	252,223
Stewart Information Svcs. Corp.	5,189	226,448
StoneX Group, Inc.*	3,296	273,370
Tompkins Financial Corp.	2,413	175,232
Triumph Bancorp, Inc.*	4,402	239,249
Trupanion, Inc.*	6,707	398,597
TrustCo Bank Corp.	3,661	115,029
Trustmark Corp.	11,714	358,800
Two Harbors Investment Corp.	65,926	218,874
United Community Banks, Inc.	20,300	671,930
United Fire Group, Inc.	4,146	119,115
Universal Insurance Hldgs., Inc.	5,291	52,116
Veritex Hldgs., Inc.	10,331	274,701
Virtus Investment Partners, Inc.	1,309	208,812
Walker & Dunlop, Inc.	5,879	492,249
Westamerica BanCorp	5,151	269,346
WisdomTree Investments, Inc.	21,323	99,792
World Acceptance Corp.*	697	67,484
WSFS Financial Corp.	12,156	564,768

		32,514,621

HEALTH CARE (12.3%)
AdaptHealth Corp. Cl A*	14,674	275,578
Addus HomeCare Corp.*	3,078	293,149
Allscripts Healthcare Solutions, Inc.*	21,206	322,967
AMN Healthcare Svcs., Inc.*	8,282	877,561
Amphastar Pharmaceuticals, Inc.*	7,318	205,636
AngioDynamics, Inc.*	7,459	152,611

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

ANI Pharmaceuticals, Inc.*	2,309	74,211
Anika Therapeutics, Inc.*	2,794	66,497
Apollo Medical Hldgs., Inc.*	7,509	292,851
Arcus Biosciences, Inc.*	9,944	260,135
Artivion, Inc.*	7,716	106,789
Avanos Medical, Inc.*	8,898	193,798
Avid Bioservices, Inc.*	11,835	226,285
BioLife Solutions, Inc.*	6,524	148,421
Cara Therapeutics, Inc.*	8,638	80,852
Cardiovascular Systems, Inc.*	7,806	108,191
Catalyst Pharmaceuticals, Inc.*	18,105	232,287
Coherus Biosciences, Inc.*	12,348	118,664
Collegium Pharmaceutical, Inc.*	6,532	104,643
Community Health Systems, Inc.*	23,979	51,555
Computer Programs & Systems, Inc.*	2,826	78,789
CONMED Corp.	5,831	467,471
Contra Progenics Pharmaceuticals, Inc. - contingent value rights*	3,670	0	††
Corcept Therapeutics, Inc.*	18,245	467,802
CorVel Corp.*	1,766	244,467
Covetrus, Inc.*	20,093	419,542
Cross Country Healthcare, Inc.*	6,952	197,228
Cutera, Inc.*	3,409	155,450
Cytokinetics, Inc.*	18,019	873,021
Dynavax Technologies Corp.*	22,513	235,036
Eagle Pharmaceuticals, Inc.*	2,034	53,738
Embecta Corp.	11,063	318,504
Emergent BioSolutions, Inc.*	8,494	178,289
Enanta Pharmaceuticals, Inc.*	3,729	193,423
Enhabit, Inc.*	9,497	133,338
Ensign Group, Inc.	10,583	841,349
Fulgent Genetics, Inc.*	3,881	147,944
Glaukos Corp.*	9,110	485,016
Harmony Biosciences Hldgs., Inc.*	5,662	250,770
HealthStream, Inc.*	4,622	98,264
Heska Corp.*	1,947	141,975
Innoviva, Inc.*	12,008	139,413
Inogen, Inc.*	4,377	106,274
Integer Hldgs. Corp.*	6,340	394,538
Ironwood Pharmaceuticals, Inc. Cl A*	25,516	264,346
iTeos Therapeutics, Inc.*	4,698	89,497
Joint Corp.*	2,774	43,580
Lantheus Hldgs., Inc.*	13,157	925,332
LeMaitre Vascular, Inc.	3,699	187,465
Ligand Pharmaceuticals, Inc.*	3,070	264,358
Meridian Bioscience, Inc.*	8,373	264,001
Merit Medical Systems, Inc.*	10,865	613,981
Mesa Laboratories, Inc.	957	134,774
ModivCare, Inc.*	2,420	241,226
Myriad Genetics, Inc.*	15,434	294,481
Nektar Therapeutics Cl A*	35,869	114,781
NeoGenomics, Inc.*	24,077	207,303
NextGen Healthcare, Inc.*	10,545	186,647
OptimizeRx Corp.*	3,450	51,129
OraSure Technologies, Inc.*	13,899	52,677
Organogenesis Hldgs., Inc. Cl A*	13,528	43,831
Orthofix Medical, Inc.*	3,829	73,172
Owens & Minor, Inc.	14,594	351,715
Pacira BioSciences, Inc.*	8,771	466,530
Pediatrix Medical Group, Inc.*	16,145	266,554

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Pennant Group, Inc.*	5,373	55,933
Phibro Animal Health Corp. Cl A	3,893	51,738
Prestige Consumer Healthcare, Inc.*	9,525	474,631
RadNet, Inc.*	9,324	189,743
REGENXBIO, Inc.*	7,199	190,270
Select Medical Hldgs. Corp.	19,762	436,740
Simulations Plus, Inc.	3,060	148,532
Supernus Pharmaceuticals, Inc.*	10,239	346,590
Surmodics, Inc.*	2,681	81,502
uniQure NV*	7,871	147,660
US Physical Therapy, Inc.	2,489	189,214
Vanda Pharmaceuticals, Inc.*	10,826	106,961
Varex Imaging Corp.*	7,637	161,446
Vericel Corp.*	9,030	209,496
Vir Biotechnology, Inc.*	14,471	279,001
Xencor, Inc.*	11,426	296,847
Zimvie, Inc.*	3,994	39,421
Zynex, Inc.	4,264	38,674

		19,396,101

INDUSTRIALS (15.7%)
3D Systems Corp.*	24,936	198,989
AAON, Inc.	8,038	433,087
AAR Corp.*	6,438	230,609
ABM Industries, Inc.	12,783	488,694
Aerojet Rocketdyne Hldgs., Inc.*	14,472	578,735
AeroVironment, Inc.*	4,783	398,711
Alamo Group, Inc.	1,970	240,872
Albany International Corp. Cl A	5,953	469,275
Allegiant Travel Co.*	2,958	215,875
American Woodmark Corp.*	3,176	139,299
Apogee Enterprises, Inc.	4,241	162,091
Applied Industrial Technologies, Inc.	7,358	756,255
ArcBest Corp.	4,695	341,467
Arcosa, Inc.	9,256	529,258
Astec Industries, Inc.	4,376	136,487
Atlas Air Worldwide Hldgs., Inc.*	4,933	471,447
AZZ, Inc.	4,745	173,240
Barnes Group, Inc.	9,669	279,241
Boise Cascade Co.	7,550	448,923
Brady Corp. Cl A	8,936	372,899
CIRCOR International, Inc.*	3,897	64,262
Comfort Systems USA, Inc.	6,848	666,516
CoreCivic, Inc.*	22,512	199,006
Deluxe Corp.	8,246	137,296
DXP Enterprises, Inc.*	3,030	71,750
Encore Wire Corp.	3,661	422,992
Enerpac Tool Group Corp. Cl A*	11,128	198,412
EnPro Industries, Inc.	3,982	338,390
ESCO Technologies, Inc.	4,948	363,381
Exponent, Inc.	9,784	857,763
Federal Signal Corp.	11,604	433,061
Forrester Research, Inc.*	2,143	77,169
Forward Air Corp.	5,139	463,846
Franklin Electric Co., Inc.	7,443	608,168
GEO Group, Inc.*	23,751	182,883
Gibraltar Industries, Inc.*	6,054	247,790
GMS, Inc.*	8,163	326,602
Granite Construction, Inc.	8,438	214,241
Greenbrier Cos., Inc.	6,237	151,372

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Griffon Corp.	9,065	267,599
Harsco Corp.*	15,203	56,859
Hawaiian Hldgs., Inc.*	9,835	129,330
Healthcare Svcs. Group, Inc.	14,174	171,364
Heartland Express, Inc.	8,914	127,559
Heidrick & Struggles International, Inc.	3,778	98,190
Hillenbrand, Inc.	13,294	488,156
HNI Corp.	7,912	209,747
Hub Group, Inc. Cl A*	6,505	448,715
Insteel Industries, Inc.	3,733	99,036
Interface, Inc. Cl A	11,247	101,111
John Bean Technologies Corp.	6,098	524,428
Kaman Corp.	5,361	149,733
KAR Auction Svcs., Inc.*	22,170	247,639
Kelly Svcs., Inc. Cl A	6,620	89,966
Korn Ferry	10,452	490,721
Lindsay Corp.	2,101	301,031
Marten Transport Ltd.	11,010	210,952
Matson, Inc.	7,461	459,001
Matthews International Corp. Cl A	5,858	131,278
Moog, Inc. Cl A	5,543	389,950
Mueller Industries, Inc.	10,849	644,865
MYR Group, Inc.*	3,188	270,119
National Presto Industries, Inc.	972	63,229
NOW, Inc.*	21,217	213,231
NV5 Global, Inc.*	2,381	294,815
Park Aerospace Corp.	3,720	41,069
PGT Innovations, Inc.*	11,474	240,495
Pitney Bowes, Inc.	30,950	72,114
Powell Industries, Inc.	1,737	36,616
Proto Labs, Inc.*	5,264	191,768
Quanex Building Products Corp.	6,377	115,806
Resideo Technologies, Inc.*	27,884	531,469
Resources Connection, Inc.	6,084	109,938
SkyWest, Inc.*	9,683	157,446
SPX Technologies, Inc.*	8,654	477,874
Standex International Corp.	2,290	186,979
Sun Country Airlines Hldgs., Inc.*	6,232	84,818
Tennant Co.	3,558	201,240
Titan International, Inc.*	9,737	118,207
Trinity Industries, Inc.	15,696	335,110
Triumph Group, Inc.*	12,435	106,817
TrueBlue, Inc.*	6,256	119,364
UFP Industries, Inc.	11,795	851,127
UniFirst Corp.	2,889	486,016
Veritiv Corp.*	2,673	261,339
Viad Corp.*	3,947	124,646
Wabash National Corp.	9,292	144,584

		24,763,820

INFORMATION TECHNOLOGY (12.2%)
8x8, Inc.*	22,961	79,215
A10 Networks, Inc.	12,684	168,317
ADTRAN Hldgs., Inc.	13,485	264,036
Advanced Energy Industries, Inc.	7,151	553,559
Agilysys, Inc.*	3,785	209,500
Alarm.com Hldgs., Inc.*	9,520	617,467
Alpha & Omega Semiconductor Ltd.*	4,243	130,515
Arlo Technologies, Inc.*	16,773	77,827
Avid Technology, Inc.*	6,493	151,027

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Axcelis Technologies, Inc.*	6,323	382,921
Badger Meter, Inc.	5,602	517,569
Benchmark Electronics, Inc.	6,730	166,769
BM Technologies, Inc.*	527	3,526
Cerence, Inc.*	7,538	118,724
CEVA, Inc.*	4,447	116,645
Clearfield, Inc.*	2,189	229,057
Cohu, Inc.*	9,231	237,975
Comtech Telecommunications Corp.	5,265	52,703
Consensus Cloud Solutions, Inc.*	3,377	159,732
Corsair Gaming, Inc.*	7,334	83,241
CSG Systems International, Inc.	6,140	324,683
CTS Corp.	6,099	254,023
Diebold Nixdorf, Inc.*	14,225	34,709
Digi International, Inc.*	6,715	232,138
Digital Turbine, Inc.*	17,216	248,083
Diodes, Inc.*	8,705	565,042
Ebix, Inc.	4,496	85,289
ePlus, Inc.*	5,147	213,806
EVERTEC, Inc.	12,628	395,888
Extreme Networks, Inc.*	24,741	323,365
Fabrinet*	7,041	672,063
FARO Technologies, Inc.*	3,499	96,013
FormFactor, Inc.*	14,763	369,813
Harmonic, Inc.*	20,108	262,812
Ichor Hldgs. Ltd.*	5,501	133,179
Insight Enterprises, Inc.*	5,844	481,604
InterDigital, Inc.	5,676	229,424
Itron, Inc.*	8,640	363,830
Knowles Corp.*	17,540	213,462
Kulicke & Soffa Industries, Inc.	11,114	428,222
LivePerson, Inc.*	13,290	125,192
LiveRamp Hldgs., Inc.*	12,851	233,374
MaxLinear, Inc. Cl A*	13,806	450,352
Methode Electronics, Inc.	7,034	261,313
NETGEAR, Inc.*	5,500	110,220
NetScout Systems, Inc.*	12,998	407,097
OneSpan, Inc.*	6,745	58,074
Onto Innovation, Inc.*	9,509	609,051
OSI Systems, Inc.*	3,034	218,630
PC Connection, Inc.	2,162	97,485
PDF Solutions, Inc.*	5,637	138,276
Perficient, Inc.*	6,623	430,627
Photronics, Inc.*	11,790	172,370
Plexus Corp.*	5,304	464,418
Progress Software Corp.	8,319	353,973
Rambus, Inc.*	21,155	537,760
Rogers Corp.*	3,585	867,140
Sanmina Corp.*	11,064	509,829
ScanSource, Inc.*	4,829	127,534
SMART Global Hldgs., Inc.*	9,568	151,844
SPS Commerce, Inc.*	6,893	856,317
TTEC Hldgs., Inc.	3,614	160,136
TTM Technologies, Inc.*	19,560	257,801
Ultra Clean Hldgs., Inc.*	8,695	223,896
Unisys Corp.*	12,974	97,954
Veeco Instruments, Inc.*	9,843	180,324
Viavi Solutions, Inc.*	43,607	569,071
Xperi Hldg. Corp.	19,943	281,994

		19,199,825

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

MATERIALS (5.4%)
AdvanSix, Inc.	5,361	172,088
American Vanguard Corp.	5,554	103,860
Arconic Corp.*	19,650	334,836
ATI, Inc.*	24,863	661,604
Balchem Corp.	6,148	747,474
Carpenter Technology Corp.	9,241	287,765
Century Aluminum Co.*	9,792	51,702
Clearwater Paper Corp.*	3,204	120,470
Compass Minerals International, Inc.	6,538	251,909
FutureFuel Corp.	4,942	29,850
Hawkins, Inc.	3,619	141,105
Haynes International, Inc.	2,385	83,761
HB Fuller Co.	10,175	611,517
Innospec, Inc.	4,745	406,504
Kaiser Aluminum Corp.	3,051	187,179
Koppers Hldgs., Inc.	4,000	83,120
Livent Corp.*	34,307	1,051,510
Materion Corp.	3,928	314,240
Mativ Hldgs., Inc.	10,465	231,067
Mercer International, Inc.*	7,725	95,017
Minerals Technologies, Inc.	6,239	308,269
Myers Industries, Inc.	6,980	114,961
O-I Glass, Inc.*	29,804	385,962
Olympic Steel, Inc.	1,832	41,788
Quaker Chemical Corp.	2,608	376,543
Rayonier Advanced Materials, Inc.*	12,244	38,569
Stepan Co.	4,056	379,926
SunCoke Energy, Inc.	15,961	92,733
Sylvamo Corp.	6,334	214,723
TimkenSteel Corp.*	7,874	118,031
Tredegar Corp.	4,813	45,435
Trinseo PLC	6,694	122,634
Warrior Met Coal, Inc.	9,887	281,186

		8,487,338

REAL ESTATE (7.5%)
Acadia Realty Trust	18,170	229,305
Agree Realty Corp.	15,280	1,032,622
Alexander & Baldwin, Inc.	13,915	230,711
American Assets Trust, Inc.	9,963	256,248
Anywhere Real Estate, Inc.*	21,892	177,544
Armada Hoffler Properties, Inc.	12,959	134,514
Brandywine Realty Trust	32,838	221,656
CareTrust REIT, Inc.	18,571	336,321
Centerspace	2,942	198,055
Chatham Lodging Trust*	9,342	92,206
Community Healthcare Trust, Inc.	4,468	146,327
DiamondRock Hospitality Co.	40,371	303,186
Diversified Healthcare Trust	45,768	45,315
Douglas Elliman, Inc.	12,912	52,939
Easterly Government Properties, Inc. Cl A	17,382	274,114
Essential Properties Realty Trust, Inc.	27,030	525,734
Four Corners Property Trust, Inc.	15,591	377,146
Franklin Street Properties Corp.	17,586	46,251
Getty Realty Corp.	8,140	218,885
Global Net Lease, Inc.	19,846	211,360
Hersha Hospitality Trust Cl A	6,290	50,194

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Hudson Pacific Properties, Inc.	24,673	270,169
Industrial Logistics Properties Trust	12,523	68,877
Innovative Industrial Properties, Inc. Cl A	5,354	473,829
iStar, Inc.	16,341	151,318
LTC Properties, Inc.	7,753	290,350
LXP Industrial Trust	53,572	490,720
Marcus & Millichap, Inc.	4,819	157,967
NexPoint Residential Trust, Inc.	4,369	201,891
Office Properties Income Trust	9,274	130,300
Orion Office REIT, Inc.	10,840	94,850
Outfront Media, Inc.	27,945	424,485
RE/MAX Hldgs., Inc. Cl A	3,593	67,944
Retail Opportunity Investments Corp.	23,837	327,997
RPT Realty	16,302	123,243
Safehold, Inc.	3,333	88,191
Saul Centers, Inc.	2,468	92,550
Service Properties Trust	31,607	164,040
SITE Centers Corp.	35,642	381,726
St Joe Co.	6,539	209,444
Summit Hotel Properties, Inc.	20,460	137,491
Sunstone Hotel Investors, Inc.	40,637	382,801
Tanger Factory Outlet Centers, Inc.	19,977	273,285
Uniti Group, Inc.	45,410	315,600
Universal Health Realty Income Trust	2,430	105,000
Urban Edge Properties	22,479	299,870
Urstadt Biddle Properties, Inc. Cl A	5,774	89,555
Veris Residential, Inc.*	15,166	172,437
Washington Real Estate Investment Trust	16,729	293,761
Whitestone REIT Cl B	8,882	75,142
Xenia Hotels & Resorts, Inc.	21,887	301,822

		11,817,288

UTILITIES (2.2%)
American States Water Co.	7,074	551,418
Avista Corp.	13,968	517,515
California Water Svc. Group	10,404	548,187
Chesapeake Utilities Corp.	3,395	391,749
Middlesex Water Co.	3,371	260,241
Northwest Natural Hldg. Co.	6,664	289,084
South Jersey Industries, Inc.	23,440	783,365
Unitil Corp.	3,069	142,555

		3,484,114

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $175,472,969) 99.9%		157,116,627

	Shares	Value
WARRANTS
Energy (0.0%) (2)
Nabors Industries Ltd. - expiring 06/11/2026*	347	6,298

TOTAL WARRANTS (Cost: $2,521) 0.0% (2)		6,298

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Citibank, New York Time Deposit	2.33	10/03/22	140,681	140,681

TOTAL TEMPORARY CASH INVESTMENT (Cost: $140,681) 0.1%				140,681

TOTAL INVESTMENTS (Cost: $175,616,171) 100.0%				157,263,606

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

OTHER NET ASSETS 0.0% (2)	71,286

NET ASSETS 100.0%	$157,334,892

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.5%)
Take-Two Interactive Software, Inc.*	9,509	1,036,481
Warner Bros Discovery, Inc.*	53,290	612,835

		1,649,316

CONSUMER DISCRETIONARY (6.2%)
Burlington Stores, Inc.*	3,887	434,916
Capri Hldgs. Ltd.*	31,239	1,200,827
Hanesbrands, Inc.	91,711	638,309
Marriott Vacations Worldwide Corp.	15,508	1,889,805
Ollie’s Bargain Outlet Hldgs., Inc.*	14,190	732,204
Steven Madden Ltd.	20,100	536,067
Taylor Morrison Home Corp. Cl A*	31,160	726,651
Williams-Sonoma, Inc.	4,394	517,833

		6,676,612

CONSUMER STAPLES (4.1%)
Boston Beer Co., Inc. Cl A*	4,139	1,339,587
Constellation Brands, Inc. Cl A	4,898	1,124,973
TreeHouse Foods, Inc.*	47,558	2,017,410

		4,481,970

ENERGY (8.4%)
Baker Hughes Co. Cl A	105,276	2,206,585
Cheniere Energy, Inc.	11,280	1,871,465
Devon Energy Corp.	41,871	2,517,703
Hess Corp.	8,558	932,737
MPLX LP*	23,135	694,281
Williams Cos., Inc.	29,234	836,969

		9,059,740

FINANCIALS (15.0%)
American Financial Group, Inc.	19,543	2,402,421
Ameriprise Financial, Inc.	11,403	2,872,986
Discover Financial Svcs.	9,424	856,830
Everest Re Group Ltd.	4,662	1,223,495
Fifth Third Bancorp	37,663	1,203,709
Hartford Financial Svcs. Group, Inc.	15,896	984,598
KeyCorp.	70,831	1,134,713
Reinsurance Group of America, Inc.	8,391	1,055,672
Signature Bank	5,256	793,656
Starwood Property Trust, Inc.	38,652	704,239
SVB Financial Group*	3,315	1,113,111
Synchrony Financial	20,124	567,296
Voya Financial, Inc.	13,194	798,237
Zions Bancorporation	11,165	567,852

		16,278,815

HEALTH CARE (7.8%)
Agilent Technologies, Inc.	14,989	1,821,913
Centene Corp.*	15,956	1,241,536
Envista Hldgs. Corp.*	35,689	1,170,956
Horizon Therapeutics PLC*	9,585	593,216
Humana, Inc.	1,891	917,494
Syneos Health, Inc. Cl A*	19,923	939,369
Zimmer Biomet Hldgs., Inc.	16,461	1,720,998
Zimvie, Inc.*	1,572	15,516

		8,420,998

INDUSTRIALS (18.3%)
Alaska Air Group, Inc.*	24,612	963,560
Builders FirstSource, Inc.*	20,589	1,213,104
Carlisle Cos., Inc.	8,253	2,314,224

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Clean Harbors, Inc.*	13,847	1,522,893
Crane Hldgs. Co.	24,117	2,111,202
Dover Corp.	7,308	851,967
Jacobs Solutions, Inc.	15,738	1,707,415
KBR, Inc.	29,859	1,290,506
L-3 Harris Technologies, Inc.	6,835	1,420,518
Mueller Industries, Inc.	41,447	2,463,610
Old Dominion Freight Line, Inc.	2,163	538,089
Oshkosh Corp.	12,103	850,720
Stanley Black & Decker, Inc.	9,637	724,799
Univar Solutions, Inc.*	82,435	1,874,572

		19,847,179

INFORMATION TECHNOLOGY (8.7%)
Ciena Corp.*	25,657	1,037,313
DXC Technology Co.*	97,167	2,378,648
Euronet Worldwide, Inc.*	23,641	1,791,042
MKS Instruments, Inc.	8,483	701,035
PTC, Inc.*	7,948	831,361
Teledyne Technologies, Inc.*	3,908	1,318,833
Teradyne, Inc.	9,908	744,586
Viasat, Inc.*	21,096	637,732

		9,440,550

MATERIALS (10.0%)
Ashland, Inc.	28,941	2,748,527
Crown Hldgs., Inc.	36,929	2,992,357
FMC Corp.	6,258	661,471
Freeport-McMoRan, Inc.	17,656	482,538
Newmont Corp.	16,044	674,329
Packaging Corp. of America	11,134	1,250,237
PPG Industries, Inc.	7,653	847,111
Steel Dynamics, Inc.	16,853	1,195,720

		10,852,290

REAL ESTATE (7.8%)
Alexander’s, Inc.	1,291	269,767
Apartment Income REIT Corp.	20,953	809,205
AvalonBay Communities, Inc.	5,905	1,087,642
Brandywine Realty Trust	62,565	422,314
Duke Realty Corp.	44,056	2,123,499
Gaming & Leisure Properties, Inc.	21,702	960,096
Kilroy Realty Corp.	9,406	396,087
Welltower, Inc.	15,135	973,483
Weyerhaeuser Co.	47,960	1,369,738

		8,411,831

UTILITIES (9.0%)
AES Corp.	47,068	1,063,737
Ameren Corp.	20,670	1,664,968
Atmos Energy Corp.	8,373	852,790
Entergy Corp.	12,057	1,213,296
Evergy, Inc.	41,153	2,444,488
PPL Corp.	32,363	820,402
Public Svc. Enterprise Group, Inc.	30,769	1,730,141

		9,789,822

TOTAL COMMON STOCKS (Cost: $95,919,030) 96.8%		104,909,123

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (3.1%)
Citibank, New York Time Deposit	2.33	10/03/22	3,338,722	3,338,722

TOTAL TEMPORARY CASH INVESTMENT (Cost: $3,338,722) 3.1%				3,338,722

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

TOTAL INVESTMENTS (Cost: $99,257,752) 99.9%	108,247,845

OTHER NET ASSETS 0.1%	70,588

NET ASSETS 100.0%	$108,318,433

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.8%)
Cable One, Inc.	3,664	3,125,575
Frontier Communications Parent, Inc.*	167,923	3,934,436
Iridium Communications, Inc.*	95,331	4,229,837
John Wiley & Sons, Inc. Cl A	32,269	1,212,024
New York Times Co. Cl A	124,232	3,571,670
TEGNA, Inc.	167,509	3,464,086
TripAdvisor, Inc.*	78,214	1,726,965
World Wrestling Entertainment, Inc. Cl A	32,469	2,278,350
Ziff Davis, Inc.*	35,430	2,426,246

		25,969,189

CONSUMER DISCRETIONARY (13.4%)
Adient PLC*	71,183	1,975,328
AutoNation, Inc.*	29,002	2,954,434
Boyd Gaming Corp.	60,964	2,904,934
Brunswick Corp.	55,835	3,654,401
Capri Hldgs. Ltd.*	103,634	3,983,691
Carter’s, Inc.	29,278	1,918,587
Choice Hotels International, Inc.	21,777	2,385,017
Churchill Downs, Inc.	24,907	4,586,624
Columbia Sportswear Co.	26,572	1,788,295
Cracker Barrel Old Country Store, Inc.	17,110	1,584,044
Crocs, Inc.*	46,286	3,177,997
Dana, Inc.	95,789	1,094,868
Deckers Outdoor Corp.*	19,919	6,226,878
Dick’s Sporting Goods, Inc.	42,725	4,470,744
Five Below, Inc.*	41,661	5,735,470
Foot Locker, Inc.	60,314	1,877,575
Fox Factory Hldg. Corp.*	31,731	2,509,287
GameStop Corp. Cl A*	189,761	4,768,694
Gap, Inc.	160,234	1,315,521
Gentex Corp.	176,533	4,208,547
Goodyear Tire & Rubber Co.*	212,325	2,142,359
Graham Hldgs. Co. Cl B	2,912	1,566,598
Grand Canyon Education, Inc.*	23,997	1,973,753
H&R Block, Inc.	119,821	5,097,185
Hanesbrands, Inc.	261,982	1,823,395
Harley-Davidson, Inc.	99,860	3,483,117
Helen of Troy Ltd.*	17,995	1,735,438
KB Home	63,430	1,644,106
Kohl’s Corp.	96,447	2,425,642
Lear Corp.	44,577	5,335,421
Leggett & Platt, Inc.	99,569	3,307,682
Light & Wonder, Inc.*	70,822	3,036,847
Lithia Motors, Inc. Cl A	20,667	4,434,105
Macy’s, Inc.	202,513	3,173,379
Marriott Vacations Worldwide Corp.	29,495	3,594,261
Mattel, Inc.*	265,218	5,023,229
Murphy USA, Inc.	16,130	4,434,298
Nordstrom, Inc.	84,393	1,411,895
Ollie’s Bargain Outlet Hldgs., Inc.*	43,636	2,251,618
Papa John’s International, Inc.	24,150	1,690,741
Penn Entertainment, Inc.*	119,047	3,274,983
Polaris, Inc.	42,031	4,020,265
PVH Corp.	50,274	2,252,275

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

RH*	15,009	3,693,265
Service Corp. International	118,381	6,835,319
Skechers USA, Inc. Cl A*	101,268	3,212,221
Taylor Morrison Home Corp. Cl A*	85,334	1,989,989
Tempur Sealy International, Inc.	129,282	3,120,867
Texas Roadhouse, Inc. Cl A	50,192	4,379,754
Thor Industries, Inc.	40,941	2,865,051
Toll Brothers, Inc.	80,281	3,371,802
TopBuild Corp.*	24,310	4,005,802
Topgolf Callaway Brands Corp.*	104,042	2,003,849
Travel + Leisure Co.	62,935	2,147,342
Under Armour, Inc. Cl A*	141,666	942,079
Under Armour, Inc. Cl C*	149,860	893,166
Victoria’s Secret & Co.*	62,375	1,816,360
Visteon Corp.*	21,114	2,239,351
Wendy’s Co.	127,817	2,388,900
Williams-Sonoma, Inc.	51,627	6,084,242
Wingstop, Inc.	22,459	2,816,808
Wyndham Hotels & Resorts, Inc.	67,816	4,160,512
YETI Hldgs., Inc.*	64,700	1,845,244

		193,065,451

CONSUMER STAPLES (4.0%)
BellRing Brands, Inc.*	101,690	2,095,831
BJ’s Wholesale Club Hldgs., Inc.*	101,493	7,389,705
Boston Beer Co., Inc. Cl A*	7,140	2,310,861
Casey’s General Stores, Inc.	27,967	5,663,877
Celsius Hldgs., Inc.*	30,099	2,729,377
Coca-Cola Consolidated, Inc.	3,456	1,422,939
Coty, Inc. Cl A*	270,924	1,712,240
Darling Ingredients, Inc.*	120,406	7,964,857
Energizer Hldgs., Inc.	49,753	1,250,790
Flowers Foods, Inc.	144,871	3,576,865
Grocery Outlet Hldg. Corp.*	66,224	2,204,597
Ingredion, Inc.	49,192	3,960,940
Lancaster Colony Corp.	14,878	2,235,866
Nu Skin Enterprises, Inc. Cl A	37,825	1,262,220
Performance Food Group Co.*	116,374	4,998,263
Pilgrim’s Pride Corp.*	34,100	784,982
Post Hldgs., Inc.*	40,828	3,344,222
Sprouts Farmers Market, Inc.*	80,676	2,238,759

		57,147,191

ENERGY (3.9%)
Antero Midstream Corp.	251,455	2,308,357
ChampionX Corp.	152,360	2,981,685
CNX Resources Corp.*	142,238	2,208,956
DT Midstream, Inc.	72,627	3,768,615
Equitrans Midstream Corp.	324,927	2,430,454
HF Sinclair Corp.	109,079	5,872,813
Matador Resources Co.	84,248	4,121,412
Murphy Oil Corp.	109,710	3,858,501
NOV, Inc.	294,911	4,771,660
PDC Energy, Inc.	72,306	4,178,564
Range Resources Corp.	186,034	4,699,219
Southwestern Energy Co.*	836,609	5,120,047
Targa Resources Corp.	170,096	10,263,593

		56,583,876

FINANCIALS (15.4%)
Affiliated Managers Group, Inc.	28,700	3,210,095
Alleghany Corp.*	10,102	8,479,316

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

American Financial Group, Inc.	52,430	6,445,220
Annaly Capital Management, Inc.	323,647	5,553,783
Associated Banc-Corp.	112,847	2,265,968
Bank of Hawaii Corp.	30,169	2,296,464
Bank OZK	83,495	3,303,062
Bread Financial Hldgs., Inc.	37,424	1,176,985
Brighthouse Financial, Inc.*	53,919	2,341,163
Cadence Bank	136,990	3,480,916
Cathay General Bancorp	55,875	2,148,952
CNO Financial Group, Inc.	85,889	1,543,425
Commerce Bancshares, Inc.	81,906	5,418,901
Cullen/Frost Bankers, Inc.	48,147	6,365,996
East West Bancorp, Inc.	105,800	7,103,412
Essent Group Ltd.	80,858	2,819,518
Evercore, Inc. Cl A	27,038	2,223,875
Federated Hermes, Inc. Cl B	63,574	2,105,571
First American Financial Corp.	78,204	3,605,204
First Financial Bankshares, Inc.	97,388	4,073,740
First Horizon Corp.	402,881	9,225,975
FirstCash Hldgs., Inc.	28,604	2,098,103
FNB Corp.	263,329	3,054,616
Fulton Financial Corp.	125,650	1,985,270
Glacier Bancorp, Inc.	83,161	4,085,700
Hancock Whitney Corp.	64,355	2,948,103
Hanover Insurance Group, Inc.	26,754	3,428,258
Home BancShares, Inc.	143,183	3,223,049
Interactive Brokers Group, Inc. Cl A	77,214	4,934,747
International Bancshares Corp.	39,721	1,688,143
Janus Henderson Group PLC	99,499	2,020,825
Jefferies Financial Group, Inc.	139,619	4,118,761
Kemper Corp.	47,939	1,977,963
Kinsale Capital Group, Inc.	16,164	4,128,609
MGIC Investment Corp.	227,819	2,920,640
Navient Corp.	83,087	1,220,548
New York Community Bancorp, Inc.	349,980	2,985,329
Old National Bancorp	219,901	3,621,769
Old Republic International Corp.	215,710	4,514,810
PacWest Bancorp	88,422	1,998,337
Pinnacle Financial Partners, Inc.	57,373	4,652,950
Primerica, Inc.	28,119	3,471,291
Prosperity Bancshares, Inc.	68,482	4,566,380
Reinsurance Group of America, Inc.	50,308	6,329,249
RenaissanceRe Hldgs. Ltd.	32,813	4,606,617
RLI Corp.	30,316	3,103,752
SEI Investments Co.	77,309	3,792,006
Selective Insurance Group, Inc.	45,295	3,687,013
SLM Corp.	188,736	2,640,417
Stifel Financial Corp.	79,692	4,136,812
Synovus Financial Corp.	109,142	4,093,916
Texas Capital Bancshares, Inc.*	37,452	2,210,792
UMB Financial Corp.	32,641	2,751,310
Umpqua Hldgs. Corp.	162,960	2,784,986
United Bankshares, Inc.	101,042	3,612,252
Unum Group	141,148	5,476,542
Valley National Bancorp	315,521	3,407,627
Voya Financial, Inc.	73,517	4,447,779
Washington Federal, Inc.	49,045	1,470,369
Webster Financial Corp.	132,014	5,967,033
Wintrust Financial Corp.	45,600	3,718,680

		223,068,894

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

HEALTH CARE (10.2%)
Acadia Healthcare Co., Inc.*	68,202	5,332,032
Amedisys, Inc.*	24,358	2,357,611
Arrowhead Pharmaceuticals, Inc.*	79,470	2,626,483
Azenta, Inc.	56,324	2,414,047
Bruker Corp.	75,630	4,012,928
Chemed Corp.	11,191	4,885,543
Encompass Health Corp.	74,912	3,388,270
Enovis Corp.*	35,763	1,647,601
Envista Hldgs. Corp.*	122,672	4,024,868
Exelixis, Inc.*	241,628	3,788,727
Globus Medical, Inc. Cl A*	57,839	3,445,469
Haemonetics Corp.*	38,528	2,852,228
Halozyme Therapeutics, Inc.*	103,443	4,090,136
HealthEquity, Inc.*	63,343	4,254,749
ICU Medical, Inc.*	15,072	2,269,843
Inari Medical, Inc.*	36,076	2,620,561
Integra LifeSciences Hldgs. Corp.*	54,544	2,310,484
Jazz Pharmaceuticals PLC*	47,060	6,272,627
LHC Group, Inc.*	23,295	3,812,460
LivaNova PLC*	40,202	2,041,056
Masimo Corp.*	36,284	5,121,849
Medpace Hldgs., Inc.*	18,852	2,962,969
Neogen Corp.*	162,252	2,266,660
Neurocrine Biosciences, Inc.*	71,805	7,626,409
NuVasive, Inc.*	39,087	1,712,401
Omnicell, Inc.*	33,252	2,893,922
Option Care Health, Inc.*	116,058	3,652,345
Patterson Cos., Inc.	65,039	1,562,237
Penumbra, Inc.*	28,446	5,393,362
Perrigo Co. PLC	101,070	3,604,156
Progyny, Inc.*	55,998	2,075,286
QuidelOrtho Corp.*	40,717	2,910,451
R1 RCM, Inc.*	103,086	1,910,184
Repligen Corp.*	38,746	7,249,764
Shockwave Medical, Inc.*	26,974	7,500,660
Sotera Health Co.*	74,340	506,999
STAAR Surgical Co.*	36,066	2,544,456
Syneos Health, Inc. Cl A*	77,071	3,633,898
Tandem Diabetes Care, Inc.*	48,216	2,307,136
Tenet Healthcare Corp.*	81,002	4,178,083
United Therapeutics Corp.*	34,173	7,155,143

		147,216,093

INDUSTRIALS (18.6%)
Acuity Brands, Inc.	24,561	3,867,621
AECOM	104,847	7,168,389
AGCO Corp.	46,486	4,470,559
ASGN, Inc.*	37,690	3,406,045
Avis Budget Group, Inc.*	21,652	3,214,456
Axon Enterprise, Inc.*	50,696	5,868,062
Brink’s Co.	35,470	1,718,167
Builders FirstSource, Inc.*	117,179	6,904,187
CACI International, Inc. Cl A*	17,581	4,589,696
Carlisle Cos., Inc.	38,834	10,889,442
Chart Industries, Inc.*	26,926	4,963,808
Clean Harbors, Inc.*	37,777	4,154,714
Crane Hldgs. Co.	35,800	3,133,932
Curtiss-Wright Corp.	28,827	4,011,565

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Donaldson Co., Inc.	92,766	4,546,462
Dycom Industries, Inc.*	22,187	2,119,524
EMCOR Group, Inc.	37,050	4,278,534
EnerSys	30,526	1,775,697
Esab Corp.	34,261	1,142,947
Flowserve Corp.	98,123	2,384,389
Fluor Corp.*	106,674	2,655,116
FTI Consulting, Inc.*	25,932	4,297,192
GATX Corp.	26,503	2,256,730
Graco, Inc.	126,970	7,611,852
GXO Logistics, Inc.*	89,055	3,122,268
Hexcel Corp.	63,143	3,265,756
Hubbell, Inc. Cl B	40,301	8,987,123
IAA, Inc.*	100,416	3,198,250
Insperity, Inc.	26,837	2,739,789
ITT, Inc.	62,090	4,056,961
JetBlue Airways Corp.*	243,146	1,612,058
KBR, Inc.	104,393	4,511,865
Kennametal, Inc.	61,068	1,256,779
Kirby Corp.*	44,972	2,732,948
Knight-Swift Transportation Hldgs., Inc. Cl A	120,626	5,902,230
Landstar System, Inc.	27,349	3,948,375
Lennox International, Inc.	24,207	5,390,173
Lincoln Electric Hldgs., Inc.	43,485	5,466,934
ManpowerGroup, Inc.	38,847	2,513,012
MasTec, Inc.*	42,904	2,724,404
MDU Resources Group, Inc.	152,674	4,175,634
Mercury Systems, Inc.*	43,300	1,757,980
Middleby Corp.*	40,456	5,185,246
MillerKnoll, Inc.	56,942	888,295
MSA Safety, Inc.	27,613	3,017,549
MSC Industrial Direct Co., Inc. Cl A	35,536	2,587,376
nVent Electric PLC	124,997	3,951,155
Oshkosh Corp.	49,081	3,449,904
Owens Corning	72,255	5,679,966
Regal Rexnord Corp.	49,911	7,005,508
Ryder System, Inc.	38,437	2,901,609
Saia, Inc.*	19,830	3,767,700
Science Applications International Corp.	41,807	3,696,993
Simpson Manufacturing Co., Inc.	32,409	2,540,866
Stericycle, Inc.*	69,208	2,914,349
SunPower Corp. Cl A*	64,046	1,475,620
Sunrun, Inc.*	159,245	4,393,570
Terex Corp.	50,903	1,513,855
Tetra Tech, Inc.	40,031	5,145,184
Timken Co.	50,180	2,962,627
Toro Co.	78,511	6,789,631
Trex Co., Inc.*	82,784	3,637,529
Univar Solutions, Inc.*	125,227	2,847,662
Valmont Industries, Inc.	16,030	4,305,979
Vicor Corp.*	16,694	987,283
Watsco, Inc.	24,931	6,418,735
Watts Water Technologies, Inc. Cl A	20,500	2,577,465
Werner Enterprises, Inc.	44,281	1,664,966
Woodward, Inc.	45,170	3,625,344
XPO Logistics, Inc.*	86,371	3,845,237

		268,568,828

INFORMATION TECHNOLOGY (12.5%)
ACI Worldwide, Inc.*	85,625	1,789,562

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Amkor Technology, Inc.	75,367	1,285,007
Arrow Electronics, Inc.*	48,180	4,441,714
Aspen Technology, Inc.*	21,726	5,175,133
Avnet, Inc.	71,076	2,567,265
Belden, Inc.	32,678	1,961,334
Blackbaud, Inc.*	33,444	1,473,543
Calix, Inc.*	42,615	2,605,481
Ciena Corp.*	112,397	4,544,211
Cirrus Logic, Inc.*	41,999	2,889,531
Cognex Corp.	130,185	5,396,168
Coherent Corp.*	97,323	3,391,707
CommVault Systems, Inc.*	33,641	1,784,319
Concentrix Corp.	32,041	3,576,737
Dynatrace, Inc.*	151,012	5,256,728
Envestnet, Inc.*	41,441	1,839,980
Euronet Worldwide, Inc.*	35,364	2,679,177
ExlService Hldgs., Inc.*	24,907	3,670,296
Fair Isaac Corp.*	18,960	7,811,710
First Solar, Inc.*	74,428	9,844,592
Genpact Ltd.	126,737	5,547,278
IPG Photonics Corp.*	24,879	2,098,544
Jabil, Inc.	103,275	5,960,000
Kyndryl Hldgs., Inc.*	153,226	1,267,179
Lattice Semiconductor Corp.*	103,096	5,073,354
Littelfuse, Inc.	18,586	3,692,852
Lumentum Hldgs., Inc.*	51,804	3,552,200
MACOM Technology Solutions Hldgs., Inc.*	38,364	1,986,872
Manhattan Associates, Inc.*	47,089	6,264,250
Maximus, Inc.	45,461	2,630,828
MKS Instruments, Inc.	42,932	3,547,900
National Instruments Corp.	99,341	3,749,129
NCR Corp.*	102,783	1,953,905
Novanta, Inc.*	26,760	3,094,794
Paylocity Hldg. Corp.*	30,712	7,419,405
Power Integrations, Inc.	42,931	2,761,322
Qualys, Inc.*	26,211	3,653,551
Sabre Corp.*	246,398	1,268,950
Semtech Corp.*	47,659	1,401,651
Silicon Laboratories, Inc.*	25,694	3,171,667
SiTime Corp.*	11,986	943,658
Synaptics, Inc.*	29,747	2,945,250
TD SYNNEX Corp.	31,663	2,570,719
Teradata Corp.*	77,181	2,397,242
Universal Display Corp.	32,622	3,077,886
Viasat, Inc.*	56,724	1,714,766
Vishay Intertechnology, Inc.	98,113	1,745,430
Vontier Corp.	118,583	1,981,522
Western Union Co.	289,620	3,909,870
WEX, Inc.*	33,165	4,209,965
Wolfspeed, Inc.*	92,824	9,594,289
Xerox Hldgs. Corp.	84,096	1,099,976

		180,270,399

MATERIALS (6.4%)
Alcoa Corp.	135,086	4,546,995
AptarGroup, Inc.	49,054	4,661,602
Ashland, Inc.	37,395	3,551,403
Avient Corp.	64,178	1,944,593
Cabot Corp.	42,269	2,700,566

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Chemours Co.	116,476	2,871,133
Cleveland-Cliffs, Inc.*	388,382	5,231,506
Commercial Metals Co.	90,463	3,209,627
Eagle Materials, Inc.	28,293	3,032,444
Greif, Inc. Cl A	19,992	1,190,924
Ingevity Corp.*	26,853	1,628,097
Louisiana-Pacific Corp.	55,462	2,839,100
MP Materials Corp.*	69,308	1,892,108
NewMarket Corp.	5,187	1,560,405
Olin Corp.	101,345	4,345,674
Reliance Steel & Aluminum Co.	45,268	7,895,192
Royal Gold, Inc.	49,281	4,623,543
RPM International, Inc.	96,859	8,069,323
Scotts Miracle-Gro Co.	30,367	1,298,189
Sensient Technologies Corp.	31,562	2,188,509
Silgan Hldgs., Inc.	62,889	2,643,854
Sonoco Products Co.	73,206	4,152,976
Steel Dynamics, Inc.	130,247	9,241,025
United States Steel Corp.	178,107	3,227,299
Valvoline, Inc.	132,905	3,367,813
Worthington Industries, Inc.	22,681	865,053

		92,778,953

REAL ESTATE (8.0%)
Apartment Income REIT Corp.	115,762	4,470,728
Brixmor Property Group, Inc.	224,988	4,155,528
Corporate Office Properties Trust	84,406	1,960,751
Cousins Properties, Inc.	113,695	2,654,778
Douglas Emmett, Inc.	131,977	2,366,348
EastGroup Properties, Inc.	32,709	4,721,217
EPR Properties	56,320	2,019,635
First Industrial Realty Trust, Inc.	99,157	4,443,225
Healthcare Realty Trust, Inc. Cl A	285,712	5,957,095
Highwoods Properties, Inc.	78,972	2,129,085
Independence Realty Trust, Inc.	166,542	2,786,248
JBG SMITH Properties	74,719	1,388,279
Jones Lang LaSalle, Inc.*	35,976	5,434,894
Kilroy Realty Corp.	78,971	3,325,469
Kite Realty Group Trust	164,508	2,832,828
Lamar Advertising Co. Cl A	65,405	5,395,259
Life Storage, Inc.	63,356	7,017,311
Macerich Co.	161,251	1,280,333
Medical Properties Trust, Inc.	449,723	5,333,715
National Retail Properties, Inc.	132,974	5,300,344
National Storage Affiliates Trust	64,071	2,664,072
Omega Healthcare Investors, Inc.	175,768	5,183,398
Park Hotels & Resorts, Inc.	168,810	1,900,801
Pebblebrook Hotel Trust	98,693	1,432,035
Physicians Realty Trust	169,919	2,555,582
PotlatchDeltic Corp.	60,513	2,483,454
Rayonier, Inc.	109,932	3,294,662
Rexford Industrial Realty, Inc.	128,435	6,678,620
Sabra Health Care REIT, Inc.	173,409	2,275,126
SL Green Realty Corp.	48,276	1,938,764
Spirit Realty Capital, Inc.	102,364	3,701,482
STORE Capital Corp.	199,505	6,250,492

		115,331,558

UTILITIES (3.9%)
ALLETE, Inc.	42,849	2,144,592
Black Hills Corp.	48,861	3,309,356

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Essential Utilities, Inc.	179,050	7,409,089
Hawaiian Electric Industries, Inc.	82,188	2,848,636
IDACORP, Inc.	37,959	3,758,321
National Fuel Gas Co.	68,679	4,227,192
New Jersey Resources Corp.	72,247	2,795,959
NorthWestern Corp.	42,157	2,077,497
OGE Energy Corp.	150,310	5,480,303
ONE Gas, Inc.	40,646	2,861,072
Ormat Technologies, Inc.	33,596	2,895,975
PNM Resources, Inc.	64,444	2,947,024
Portland General Electric Co.	67,003	2,911,950
Southwest Gas Hldgs., Inc.	46,283	3,228,239
Spire, Inc.	39,411	2,456,488
UGI Corp.	157,201	5,082,308

		56,434,001

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $1,380,845,214) 98.1%		1,416,434,433

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.3%)
U.S. Treasury Bill	A-1+	2.36	10/04/22	7,300,000	7,298,567
U.S. Treasury Bill	A-1+	2.40	10/11/22	4,500,000	4,497,011
U.S. Treasury Bill (1)	A-1+	2.61	11/03/22	2,250,000	2,244,649
U.S. Treasury Bill	A-1+	2.75	11/08/22	4,000,000	3,988,452

					18,028,679

U.S. GOVERNMENT AGENCIES (0.2%)
FHLB	A-1+	2.25	10/03/22	2,200,000	2,199,725
FHLB	A-1+	2.37	10/11/22	1,000,000	999,342

					3,199,067

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $21,227,746) 1.5%					21,227,746

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
Citibank, New York Time Deposit	2.33	10/03/22	100,845	100,845

TOTAL TEMPORARY CASH INVESTMENT (Cost: $100,845) 0.0% (2)				100,845

TOTAL INVESTMENTS (Cost: $1,402,173,805) 99.6%				1,437,763,024

OTHER NET ASSETS 0.4%				6,083,679

NET ASSETS 100.0%				$1,443,846,703

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (3.5%)
AT&T, Inc.	48,322	741,260
Comcast Corp. Cl A	48,122	1,411,418
Electronic Arts, Inc.	9,695	1,121,809
Interpublic Group of Cos., Inc.	52,010	1,331,456
T-Mobile US, Inc.*	6,020	807,703
Warner Bros Discovery, Inc.*	56,556	650,394

		6,064,040

CONSUMER DISCRETIONARY (6.7%)
Advance Auto Parts, Inc.	4,525	707,438
Amazon.com, Inc.*	13,520	1,527,760
Bath & Body Works, Inc.	28,708	935,881
Best Buy Co., Inc.	8,723	552,515
Home Depot, Inc.	5,877	1,621,699
Ralph Lauren Corp. Cl A	8,098	687,763
Tapestry, Inc.	27,750	788,932
Target Corp.	12,261	1,819,410
TJX Cos., Inc.	18,656	1,158,911
Ulta Beauty, Inc.*	2,657	1,065,962
Whirlpool Corp.	4,995	673,376

		11,539,647

CONSUMER STAPLES (2.1%)
Constellation Brands, Inc. Cl A	4,430	1,017,483
Procter & Gamble Co.	12,540	1,583,175
Walmart, Inc.	8,423	1,092,463

		3,693,121

ENERGY (4.3%)
Baker Hughes Co. Cl A	27,086	567,722
ConocoPhillips	20,693	2,117,722
Coterra Energy, Inc.	17,339	452,895
EOG Resources, Inc.	11,021	1,231,376
Exxon Mobil Corp.	14,610	1,275,599
Valaris Ltd.*	856	41,893
Valero Energy Corp.	9,449	1,009,626
Williams Cos., Inc.	28,110	804,789

		7,501,622

FINANCIALS (5.4%)
Allstate Corp.	6,231	775,946
Comerica, Inc.	13,902	988,432
Goldman Sachs Group, Inc.	2,692	788,891
Intercontinental Exchange, Inc.	6,617	597,846
JPMorgan Chase & Co.	21,227	2,218,222
KeyCorp.	38,254	612,829
Morgan Stanley	29,224	2,308,988
Wells Fargo & Co.	25,811	1,038,118

		9,329,272

HEALTH CARE (10.9%)
Abbott Laboratories	9,053	875,968
AbbVie, Inc.	19,056	2,557,506
Bristol-Myers Squibb Co.	17,534	1,246,492
Cigna Corp.	5,783	1,604,609
CVS Health Corp.	17,005	1,621,767
Eli Lilly & Co.	5,334	1,724,749
Gilead Sciences, Inc.	16,317	1,006,596
HCA Healthcare, Inc.	6,073	1,116,157
Johnson & Johnson	11,758	1,920,787
Pfizer, Inc.	30,924	1,353,234
UnitedHealth Group, Inc.	7,560	3,818,102

		18,845,967

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

INDUSTRIALS (4.7%)
Caterpillar, Inc.	4,297	705,052
Deere & Co.	3,363	1,122,872
FedEx Corp.	3,876	575,470
Honeywell International, Inc.	4,809	802,959
Masco Corp.	10,971	512,236
Parker-Hannifin Corp.	3,472	841,300
Quanta Svcs., Inc.	5,563	708,670
Snap-on, Inc.	3,927	790,701
Trane Technologies PLC	6,815	986,880
Union Pacific Corp.	6,019	1,172,622

		8,218,762

INFORMATION TECHNOLOGY (16.3%)
Adobe, Inc.*	3,793	1,043,834
Apple, Inc.	63,013	8,708,397
Broadcom, Inc.	4,849	2,153,004
Fortinet, Inc.*	21,535	1,058,015
HP, Inc.	49,914	1,243,857
Lam Research Corp.	3,555	1,301,130
Micron Technology, Inc.	12,301	616,280
Microsoft Corp.	31,326	7,295,825
NetApp, Inc.	10,955	677,567
NVIDIA Corp.	10,436	1,266,826
QUALCOMM, Inc.	9,377	1,059,413
Visa, Inc. Cl A	10,420	1,851,113

		28,275,261

MATERIALS (1.6%)
Eastman Chemical Co.	7,806	554,616
Freeport-McMoRan, Inc.	27,034	738,839
LyondellBasell Industries NV Cl A	5,643	424,805
Newmont Corp.	23,020	967,531

		2,685,791

REAL ESTATE (1.5%)
Alexandria Real Estate Equities, Inc.	3,208	449,729
American Tower Corp.	3,697	793,746
Equinix, Inc.	1,101	626,293
Extra Space Storage, Inc.	4,258	735,399

		2,605,167

UTILITIES (0.9%)
NextEra Energy, Inc.	18,964	1,486,967

TOTAL COMMON STOCKS (Cost: $74,404,701) 57.9%		100,245,617

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (16.2%)
U.S. Treasury Bond	AA+	1.13	05/15/40	2,025,000	1,265,388
U.S. Treasury Bond	AA+	1.13	08/15/40	1,100,000	681,398
U.S. Treasury Bond	AA+	1.38	11/15/40	750,000	484,834
U.S. Treasury Bond	AA+	1.75	08/15/41	1,900,000	1,299,051
U.S. Treasury Bond	AA+	1.88	02/15/41	2,000,000	1,416,641
U.S. Treasury Note	AA+	0.63	05/15/30	725,000	571,107
U.S. Treasury Note	AA+	1.13	02/15/31	450,000	364,377
U.S. Treasury Note	AA+	1.50	02/15/30	900,000	763,805
U.S. Treasury Note	AA+	1.63	08/15/29	1,750,000	1,509,170
U.S. Treasury Note	AA+	1.63	05/15/31	1,000,000	839,375

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

U.S. Treasury Note	AA+	1.75	01/31/29	700,000	611,270
U.S. Treasury Note	AA+	2.25	02/15/27	745,000	688,601
U.S. Treasury Note	AA+	2.25	08/15/27	2,000,000	1,838,437
U.S. Treasury Note	AA+	2.25	11/15/27	1,200,000	1,098,047
U.S. Treasury Note	AA+	2.38	05/15/27	1,400,000	1,297,625
U.S. Treasury Note	AA+	2.63	04/15/25	2,000,000	1,920,703
U.S. Treasury Note	AA+	2.63	02/15/29	1,500,000	1,382,168
U.S. Treasury Note	AA+	2.88	05/15/28	4,250,000	3,994,336
U.S. Treasury Note	AA+	2.88	05/15/32	2,000,000	1,849,062
U.S. Treasury Strip	AA+	0.00	08/15/29	5,500,000	4,180,806

					28,056,201

U.S. GOVERNMENT AGENCIES (11.5%)
MORTGAGE-BACKED OBLIGATIONS (11.5%)
FHLMC	AA+	2.00	11/01/50	168,862	137,511
FHLMC	AA+	2.50	09/01/27	66,049	63,327
FHLMC	AA+	2.50	06/01/35	180,451	163,927
FHLMC	AA+	2.50	06/01/50	158,340	133,808
FHLMC	AA+	2.50	11/01/50	440,372	372,677
FHLMC	AA+	2.50	10/01/51	229,851	193,595
FHLMC	AA+	3.00	06/01/27	39,711	38,456
FHLMC	AA+	3.00	08/01/27	45,904	44,386
FHLMC	AA+	3.00	02/01/32	112,614	106,465
FHLMC	AA+	3.00	11/01/42	96,790	86,598
FHLMC	AA+	3.00	04/01/43	89,200	80,024
FHLMC	AA+	3.00	11/01/49	177,014	155,395
FHLMC	AA+	3.00	11/01/49	257,517	227,609
FHLMC	AA+	3.50	02/01/32	48,132	45,466
FHLMC	AA+	3.50	01/01/43	99,719	91,859
FHLMC	AA+	3.50	06/01/45	150,394	138,283
FHLMC	AA+	3.50	07/01/45	159,895	147,022
FHLMC	AA+	3.50	03/01/52	1,416,881	1,278,678
FHLMC	AA+	4.00	11/01/33	40,553	39,376
FHLMC	AA+	4.00	01/01/38	92,346	90,239
FHLMC	AA+	4.00	03/01/41	33,398	31,870
FHLMC	AA+	4.00	07/01/41	59,520	56,796
FHLMC	AA+	4.00	11/01/42	20,110	19,132
FHLMC	AA+	4.00	01/01/43	71,416	68,099
FHLMC	AA+	4.00	10/01/44	49,276	46,663
FHLMC	AA+	4.00	06/01/45	136,377	129,628
FHLMC	AA+	4.00	04/01/52	471,914	439,078
FHLMC	AA+	4.00	08/01/52	299,731	278,867
FHLMC	AA+	4.50	08/15/35	5,715	5,622
FHLMC	AA+	4.50	02/01/44	56,881	55,791
FHLMC	AA+	4.50	05/01/48	62,409	60,457
FHLMC	AA+	5.00	02/01/26	3,129	3,072
FHLMC	AA+	5.00	06/01/52	862,780	843,833
FHLMC	AA+	5.50	07/01/32	13,838	14,072
FHLMC	AA+	5.50	05/01/33	7,265	7,237
FHLMC	AA+	5.50	06/01/37	58,908	60,917
FHLMC ARM	AA+	1.92	10/01/51	626,180	553,348
FHLMC Strip	AA+	3.00	06/15/42	188,191	173,057
FHLMC Strip	AA+	3.00	01/15/43	64,973	58,653
FNMA	AA+	1.83	09/01/51	702,884	621,317
FNMA	AA+	2.00	11/01/35	232,399	205,034
FNMA	AA+	2.00	07/01/36	888,644	784,371
FNMA	AA+	2.00	10/01/50	149,634	122,050
FNMA	AA+	2.00	11/01/51	473,782	385,278
FNMA	AA+	2.50	02/01/33	122,367	109,547

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

FNMA	AA+	2.50	06/01/35	371,723	337,687
FNMA	AA+	2.50	10/01/35	354,323	324,738
FNMA	AA+	2.50	04/01/42	1,113,129	953,240
FNMA	AA+	2.50	05/01/46	226,668	191,875
FNMA	AA+	2.50	12/01/50	64,854	55,240
FNMA	AA+	2.50	01/01/51	398,427	337,226
FNMA	AA+	2.50	03/01/51	923,861	786,825
FNMA	AA+	2.50	03/01/51	371,723	314,557
FNMA	AA+	2.50	04/01/51	172,311	145,555
FNMA	AA+	2.50	08/01/51	537,257	454,762
FNMA	AA+	2.50	12/01/51	379,865	319,865
FNMA	AA+	3.00	06/01/33	144,183	132,853
FNMA	AA+	3.00	09/01/33	89,518	82,512
FNMA	AA+	3.00	12/01/42	56,235	48,607
FNMA	AA+	3.00	01/01/43	240,714	215,816
FNMA	AA+	3.00	02/01/43	76,191	67,717
FNMA	AA+	3.00	03/01/43	145,572	130,031
FNMA	AA+	3.00	09/01/43	129,411	115,762
FNMA	AA+	3.00	12/01/47	21,580	18,973
FNMA	AA+	3.00	03/01/48	58,874	52,203
FNMA	AA+	3.00	03/01/50	68,802	60,444
FNMA	AA+	3.00	01/01/52	586,825	512,905
FNMA	AA+	3.50	08/01/38	94,884	87,535
FNMA	AA+	3.50	10/01/41	63,066	58,947
FNMA	AA+	3.50	11/01/41	91,118	83,711
FNMA	AA+	3.50	12/01/41	72,514	67,842
FNMA	AA+	3.50	04/01/42	97,293	90,888
FNMA	AA+	3.50	04/01/42	178,679	164,189
FNMA	AA+	3.50	08/01/42	108,675	99,850
FNMA	AA+	3.50	08/01/43	154,995	142,822
FNMA	AA+	3.50	08/01/43	127,209	117,142
FNMA	AA+	3.50	01/01/44	13,548	12,155
FNMA	AA+	3.50	04/01/45	117,898	108,324
FNMA	AA+	3.50	09/01/47	61,052	56,115
FNMA	AA+	4.00	01/01/31	48,211	46,000
FNMA	AA+	4.00	07/01/40	76,931	73,350
FNMA	AA+	4.00	11/01/40	34,068	32,479
FNMA	AA+	4.00	05/01/41	30,207	28,803
FNMA	AA+	4.00	11/01/45	80,065	75,624
FNMA	AA+	4.00	02/01/47	69,538	65,943
FNMA	AA+	4.00	04/01/49	280,750	265,386
FNMA	AA+	4.00	03/01/50	282,170	263,770
FNMA	AA+	4.00	07/01/52	198,922	185,120
FNMA	AA+	4.00	07/01/56	296,001	277,896
FNMA	AA+	4.50	05/01/30	14,565	14,183
FNMA	AA+	4.50	06/01/34	19,172	18,368
FNMA	AA+	4.50	08/01/35	10,297	9,904
FNMA	AA+	4.50	05/01/39	20,889	20,492
FNMA	AA+	4.50	05/01/39	32,470	31,820
FNMA	AA+	4.50	05/01/40	37,988	36,199
FNMA	AA+	4.50	10/01/40	159,826	156,174
FNMA	AA+	4.50	11/01/47	50,591	49,782
FNMA	AA+	4.50	11/01/47	29,308	28,349
FNMA	AA+	4.50	05/01/50	377,852	363,464
FNMA	AA+	5.00	06/01/33	20,452	20,541
FNMA	AA+	5.00	10/01/33	22,766	22,892
FNMA	AA+	5.00	11/01/33	14,319	14,392
FNMA	AA+	5.00	11/01/33	54,776	54,889

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

FNMA	AA+	5.00	03/01/34	7,950	8,002
FNMA	AA+	5.00	04/01/34	13,789	13,682
FNMA	AA+	5.00	09/01/35	6,396	6,446
FNMA	AA+	5.00	11/25/35	28,546	28,517
FNMA	AA+	5.00	08/01/37	60,647	61,124
FNMA	AA+	5.00	05/01/39	28,116	28,275
FNMA	AA+	5.00	06/01/40	10,255	10,335
FNMA	AA+	5.00	06/01/52	996,920	973,410
FNMA	AA+	5.50	03/01/34	4,151	4,132
FNMA	AA+	5.50	05/01/34	41,756	43,053
FNMA	AA+	5.50	07/01/34	21,593	21,735
FNMA	AA+	5.50	09/01/34	6,669	6,717
FNMA	AA+	5.50	10/01/34	15,016	15,473
FNMA	AA+	5.50	02/01/35	16,870	17,324
FNMA	AA+	5.50	02/01/35	15,600	16,113
FNMA	AA+	5.50	08/01/35	4,980	5,001
FNMA	AA+	5.50	08/01/37	3,133	3,236
FNMA	AA+	5.50	06/01/48	6,813	6,892
FNMA	AA+	6.00	05/01/32	4,456	4,681
FNMA	AA+	6.00	04/01/33	18,019	18,326
FNMA	AA+	6.00	05/01/33	8,220	8,356
FNMA	AA+	6.00	06/01/34	6,828	7,002
FNMA	AA+	6.00	09/01/34	1,888	1,920
FNMA	AA+	6.00	10/01/34	14,961	15,221
FNMA	AA+	6.00	01/01/37	10,945	11,500
FNMA	AA+	6.00	04/01/37	1,711	1,740
FNMA	AA+	6.00	05/01/37	2,754	2,797
FNMA	AA+	6.00	10/25/44	47,499	47,655
FNMA	AA+	6.00	12/25/49	12,177	12,410
FNMA	AA+	6.50	05/01/32	18,047	18,600
FNMA	AA+	6.50	07/01/34	8,061	8,308
FNMA	AA+	6.50	05/01/37	16,952	17,113
FNMA	AA+	7.00	04/01/32	1,249	1,261
FNMA	AA+	7.50	06/01/31	2,110	2,176
FNMA	AA+	7.50	02/01/32	2,131	2,214
FNMA	AA+	7.50	06/01/32	1,393	1,474
FNMA	AA+	8.00	04/01/32	1,184	1,202
FNMA Strip	AA+	3.00	08/25/42	58,944	52,974
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	60,250	55,439
GNMA(3)	AA+	3.00	07/15/46	202,943	180,269
GNMA(3)	AA+	4.00	08/15/41	55,375	53,292
GNMA(3)	AA+	4.00	01/15/42	141,655	136,266
GNMA(3)	AA+	4.00	08/20/42	41,763	39,989
GNMA(3)	AA+	4.50	04/20/31	32,692	31,716
GNMA(3)	AA+	4.50	10/15/40	63,534	63,167
GNMA(3)	AA+	4.50	10/20/43	108,039	106,021
GNMA(3)	AA+	5.00	06/20/39	48,190	48,415
GNMA(3)	AA+	6.50	04/15/31	1,398	1,445
GNMA(3)	AA+	6.50	10/15/31	945	986
GNMA(3)	AA+	6.50	12/15/31	653	675
GNMA(3)	AA+	6.50	05/15/32	3,339	3,450
GNMA(3)	AA+	7.00	05/15/31	1,046	1,090
GNMA(3)	AA+	7.00	05/15/32	435	438

					19,902,278

CORPORATE DEBT (7.7%)
COMMUNICATION SERVICES (0.6%)
AT&T, Inc.	BBB	2.75	06/01/31	290,000	232,136
Comcast Corp.	A-	3.40	04/01/30	300,000	263,855

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

T-Mobile USA, Inc.	BBB-	3.38	04/15/29	165,000	142,557
Verizon Communications, Inc.	BBB+	4.02	12/03/29	415,000	376,893

					1,015,441

CONSUMER DISCRETIONARY (1.3%)
Amazon.com, Inc.	AA	1.20	06/03/27	65,000	55,510
Amazon.com, Inc.	AA	5.20	12/03/25	300,000	304,268
AutoZone, Inc.	BBB	3.25	04/15/25	200,000	190,159
AutoZone, Inc.	BBB	3.75	04/18/29	65,000	58,534
Best Buy Co., Inc.	BBB+	1.95	10/01/30	250,000	187,202
Brunswick Corp.	BBB-	2.40	08/18/31	275,000	191,094
Dollar General Corp.	BBB	3.25	04/15/23	300,000	299,612
Harman International Industries, Inc.	A-	4.15	05/15/25	300,000	292,973
Kohl’s Corp.	BB+	3.25	02/01/23	225,000	222,057
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	150,000	146,962
Mattel, Inc.	BB-	3.15	03/15/23	350,000	344,440

					2,292,811

CONSUMER STAPLES (0.2%)
Bunge Ltd. Finance Corp.	BBB	2.75	05/14/31	115,000	90,462
Hormel Foods Corp.	A	1.80	06/11/30	140,000	111,880
Sysco Corp.	BBB	3.75	10/01/25	100,000	96,244

					298,586

ENERGY (0.1%)
Targa Resources Partners LP/Targa Resources
Partners Finance Corp.	BBB-	5.50	03/01/30	120,000	107,701

FINANCIALS (2.6%)
Aflac, Inc.	A-	1.13	03/15/26	165,000	145,428
Allstate Corp.	A-	0.75	12/15/25	350,000	305,278
American Express Co.	BBB	3.63	12/05/24	250,000	243,007
Bank of America Corp.	A-	3.37	01/23/26	165,000	156,336
Bank of America Corp.	BBB+	3.95	04/21/25	300,000	289,252
Block Financial LLC	BBB	5.25	10/01/25	350,000	344,781
Capital One Financial Corp.	BBB	4.93	05/10/28	115,000	109,565
Citigroup, Inc.	BBB+	3.79	03/17/33	195,000	163,460
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	250,000	241,386
Citizens Financial Group, Inc.	BBB	4.35	08/01/25	100,000	96,334
Fairfax U.S., Inc.†	BBB	4.88	08/13/24	250,000	244,742
Fifth Third Bancorp	BBB	4.30	01/16/24	300,000	297,023
JPMorgan Chase & Co.	A-	1.47	09/22/27	350,000	295,962
JPMorgan Chase & Co.	BBB+	5.72	09/14/33	155,000	146,575
Kemper Corp.	BBB	3.80	02/23/32	165,000	137,092
Lincoln National Corp.	A-	4.00	09/01/23	250,000	248,242
Mercury General Corp.	BBB	4.40	03/15/27	125,000	116,547
Signet UK Finance PLC	BB-	4.70	06/15/24	250,000	240,000
Synchrony Financial	BBB-	3.70	08/04/26	400,000	365,580
Voya Financial, Inc.	BBB+	3.65	06/15/26	250,000	234,705
Wells Fargo & Co.	BBB+	3.53	03/24/28	115,000	104,157

					4,525,452

HEALTH CARE (0.7%)
AbbVie, Inc.	BBB+	4.25	11/14/28	175,000	164,443
Baxter International, Inc.	BBB	2.54	02/01/32	100,000	77,841
CVS Health Corp.	BBB	3.75	04/01/30	389,000	345,916
Elevance Health, Inc.	A	2.88	09/15/29	255,000	217,722
Merck & Co., Inc.	A+	2.15	12/10/31	165,000	133,078
Thermo Fisher Scientific, Inc.	A-	2.00	10/15/31	375,000	295,603

					1,234,603

INDUSTRIALS (0.4%)
Boeing Co.	BBB-	4.88	05/01/25	180,000	175,628

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Deere & Co.	A	2.75	04/15/25	200,000	190,991
General Dynamics Corp.	A-	3.25	04/01/25	150,000	144,867
Verisk Analytics, Inc.	BBB	4.00	06/15/25	175,000	169,407

					680,893

INFORMATION TECHNOLOGY (1.0%)
Apple, Inc.	AA+	2.05	09/11/26	200,000	181,901
Applied Materials, Inc.	A	3.90	10/01/25	350,000	342,666
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	300,000	299,479
Mastercard, Inc.	A+	3.30	03/26/27	300,000	281,782
PayPal Hldgs., Inc.	A-	2.65	10/01/26	350,000	321,211
QUALCOMM, Inc.	A	4.25	05/20/32	65,000	61,342
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	250,000	197,133

					1,685,514

MATERIALS (0.4%)
AptarGroup, Inc.	BBB-	3.60	03/15/32	165,000	135,127
Eagle Materials, Inc.	BBB	2.50	07/01/31	200,000	145,891
Sherwin-Williams Co.	BBB	3.95	01/15/26	350,000	339,425
Southern Copper Corp.	BBB+	3.50	11/08/22	100,000	99,865

					720,308

REAL ESTATE (0.2%)
Boston Properties LP	BBB+	3.25	01/30/31	300,000	244,102
Duke Realty LP	BBB+	1.75	07/01/30	140,000	109,037

					353,139

UTILITIES (0.2%)
National Fuel Gas Co.	BBB-	5.20	07/15/25	100,000	98,764
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	180,000	166,496
Southern Co.	BBB	3.25	07/01/26	50,000	46,320

					311,580

TOTAL CORPORATE DEBT					13,226,028

TOTAL LONG-TERM DEBT SECURITIES (Cost: $69,744,896) 35.4%					61,184,507

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (4.3%)
U.S. Treasury Bill	A-1+	2.37	10/04/22	3,000,000	2,999,408
U.S. Treasury Bill	A-1+	2.41	10/11/22	2,775,000	2,773,150
U.S. Treasury Bill	A-1+	2.44	10/18/22	725,000	724,168
U.S. Treasury Bill	A-1+	2.58	10/25/22	950,000	948,370

					7,445,096

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $7,445,096) 4.3%					7,445,096

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (2.1%)
Citibank, New York Time Deposit		2.33	10/03/22	3,600,023	3,600,023

TOTAL TEMPORARY CASH INVESTMENT (Cost: $3,600,023) 2.1%					3,600,023

TOTAL INVESTMENTS (Cost: $155,194,716) 99.7%					172,475,243

OTHER NET ASSETS 0.3%					549,343

NET ASSETS 100.0%					$173,024,586

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
AUSTRALIA (6.9%)
CONSUMER DISCRETIONARY (0.3%)
Aristocrat Leisure Ltd.	148,678	3,135,113

CONSUMER STAPLES (0.3%)
Woolworths Group Ltd.	115,935	2,519,342

ENERGY (0.3%)
Woodside Energy Group Ltd.	67,885	1,386,994
Woodside Energy Group Ltd.	58,606	1,193,698

		2,580,692

FINANCIALS (1.7%)
Australia & New Zealand Banking Group Ltd.	314,435	4,602,952
National Australia Bank Ltd.	292,444	5,414,801
Suncorp Group Ltd.	1,047,121	6,757,025

		16,774,778

HEALTH CARE (0.6%)
Sonic Healthcare Ltd.	289,941	5,655,358

INDUSTRIALS (0.7%)
Aurizon Hldgs. Ltd.	3,257,215	7,203,826

INFORMATION TECHNOLOGY (0.2%)
WiseTech Global Ltd.	47,887	1,564,590

MATERIALS (2.8%)
BHP Group Ltd.	881,838	21,920,846
Fortescue Metals Group Ltd.	497,116	5,336,716

		27,257,562

TOTAL AUSTRALIA		66,691,261

AUSTRIA (0.7%)
ENERGY (0.5%)
OMV AG	142,823	5,168,951

FINANCIALS (0.1%)
Raiffeisen Bank International AG	118,348	1,400,072

MATERIALS (0.1%)
voestalpine AG	81,087	1,373,564

TOTAL AUSTRIA		7,942,587

DENMARK (3.7%)
CONSUMER DISCRETIONARY (0.5%)
Pandora A/S	104,455	4,884,166

FINANCIALS (0.3%)
Danske Bank A/S	231,038	2,875,179

HEALTH CARE (1.7%)
Novo Nordisk A/S Cl B	173,229	17,253,850

INDUSTRIALS (1.2%)
AP Moller - Maersk A/S Cl B	6,531	11,866,365

TOTAL DENMARK		36,879,560

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

FINLAND (1.0%)
FINANCIALS (1.0%)
Nordea Bank Abp	837,405	7,165,961
Sampo OYJ Cl A	62,703	2,676,757

		9,842,718

FRANCE (11.0%)
COMMUNICATION SERVICES (1.2%)
Orange S.A.	607,049	5,490,198
Publicis Groupe S.A.	132,464	6,276,181

		11,766,379

CONSUMER DISCRETIONARY (2.0%)
Hermes International	2,401	2,823,721
La Francaise des Jeux SAEM†	84,953	2,519,911
LVMH Moet Hennessy Louis Vuitton SE	23,922	14,103,088

		19,446,720

CONSUMER STAPLES (1.3%)
Carrefour S.A.	484,381	6,717,581
Danone S.A.	119,054	5,629,221

		12,346,802

ENERGY (1.0%)
TotalEnergies SE	206,049	9,666,209

FINANCIALS (1.8%)
AXA S.A.	197,246	4,306,236
BNP Paribas S.A.	185,535	7,836,461
Societe Generale S.A.	285,013	5,636,159

		17,778,856

HEALTH CARE (1.1%)
Sanofi	137,935	10,502,734

INDUSTRIALS (1.8%)
Bouygues S.A.	230,949	6,040,974
Cie de Saint-Gobain	148,602	5,313,085
Eiffage S.A.	84,057	6,740,442

		18,094,501

INFORMATION TECHNOLOGY (0.2%)
Dassault Systemes SE	58,195	2,009,084

UTILITIES (0.6%)
Engie S.A.	497,431	5,725,083

TOTAL FRANCE		107,336,368

GERMANY (3.8%)
COMMUNICATION SERVICES (0.6%)
Deutsche Telekom AG	359,340	6,116,256

CONSUMER DISCRETIONARY (1.3%)
Bayerische Motoren Werke AG	95,399	6,465,582
Mercedes-Benz Group AG	129,775	6,562,000

		13,027,582

INDUSTRIALS (0.6%)
Deutsche Post AG	195,129	5,880,821

MATERIALS (0.5%)
Covestro AG†	139,031	3,974,925
HeidelbergCement AG	29,223	1,154,371

		5,129,296

REAL ESTATE (0.4%)
LEG Immobilien SE	59,485	3,550,457

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

UTILITIES (0.4%)
RWE AG	115,251	4,235,950

TOTAL GERMANY		37,940,362

HONG KONG (1.8%)
INDUSTRIALS (0.8%)
CK Hutchison Hldgs. Ltd.	1,378,500	7,590,315

REAL ESTATE (1.0%)
Henderson Land Development Co. Ltd.	1,963,000	5,496,782
Sun Hung Kai Properties Ltd.	447,000	4,933,182

		10,429,964

TOTAL HONG KONG		18,020,279

ISRAEL (0.9%)
INFORMATION TECHNOLOGY (0.9%)
Check Point Software Technologies Ltd.*	76,150	8,530,323

ITALY (0.7%)
FINANCIALS (0.7%)
Assicurazioni Generali SpA	118,590	1,619,184
Poste Italiane SpA†	610,040	4,608,622

		6,227,806

JAPAN (18.9%)
COMMUNICATION SERVICES (1.0%)
Nintendo Co. Ltd.	253,000	10,203,521

CONSUMER DISCRETIONARY (2.7%)
Honda Motor Co. Ltd.	376,400	8,169,213
Iida Group Hldgs. Co. Ltd.	349,900	4,735,884
Toyota Motor Corp.	197,700	2,583,761
Yamaha Motor Co. Ltd.	309,200	5,792,553
ZOZO, Inc.	250,400	5,011,898

		26,293,309

CONSUMER STAPLES (1.5%)
Japan Tobacco, Inc.	457,400	7,515,565
Suntory Beverage & Food Ltd.	204,300	7,270,117

		14,785,682

ENERGY (0.8%)
ENEOS Hldgs., Inc.	2,183,600	7,041,715
Inpex Corp.	135,300	1,261,824

		8,303,539

FINANCIALS (2.6%)
Dai-ichi Life Hldgs., Inc.	383,200	6,092,373
Daiwa Securities Group, Inc.	1,465,700	5,752,131
Japan Post Insurance Co. Ltd.	505,000	7,072,340
Mitsubishi UFJ Financial Group, Inc.	1,493,800	6,766,403

		25,683,247

HEALTH CARE (1.1%)
Takeda Pharmaceutical Co. Ltd.	400,600	10,401,625

INDUSTRIALS (5.8%)
AGC, Inc.	167,500	5,214,047
ITOCHU Corp.	340,400	8,215,698
Marubeni Corp.	960,200	8,377,350
Mitsubishi Corp.	326,800	8,937,127
Mitsui & Co. Ltd.	437,700	9,313,193

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Mitsui OSK Lines Ltd.	117,700	2,105,740
Nippon Yusen KK	373,800	6,344,173
Sumitomo Corp.	613,300	7,576,156
Yamato Hldgs. Co. Ltd.	57,300	860,409

		56,943,893

INFORMATION TECHNOLOGY (3.4%)
Brother Industries Ltd.	410,700	7,094,749
Canon, Inc.	402,900	8,799,446
Keyence Corp.	22,172	7,328,429
Seiko Epson Corp.	469,400	6,408,735
Tokyo Electron Ltd.	17,000	4,188,280

		33,819,639

TOTAL JAPAN		186,434,455

LUXEMBOURG (0.8%)
MATERIALS (0.5%)
ArcelorMittal S.A.	257,349	5,120,550

REAL ESTATE (0.3%)
Aroundtown S.A.	1,255,065	2,748,082

TOTAL LUXEMBOURG		7,868,632

NETHERLANDS (3.0%)
CONSUMER STAPLES (0.8%)
Koninklijke Ahold Delhaize NV	298,951	7,614,326

FINANCIALS (0.7%)
ING Groep NV	818,949	7,016,747

INFORMATION TECHNOLOGY (1.5%)
ASML Hldg. NV	36,239	15,012,292

TOTAL NETHERLANDS		29,643,365

NORWAY (1.1%)
ENERGY (1.0%)
Aker BP ASA	81,223	2,331,811
Equinor ASA	238,381	7,862,659

		10,194,470

FINANCIALS (0.1%)
Gjensidige Forsikring ASA	87,239	1,497,178

TOTAL NORWAY		11,691,648

SINGAPORE (0.9%)
FINANCIALS (0.9%)
DBS Group Hldgs. Ltd.	397,800	9,202,454

SPAIN (3.4%)
COMMUNICATION SERVICES (0.8%)
Telefonica S.A.	2,222,895	7,348,334

CONSUMER DISCRETIONARY (0.2%)
Industria de Diseno Textil S.A.	88,596	1,828,230

FINANCIALS (1.6%)
Banco Bilbao Vizcaya Argentaria S.A.	1,781,542	7,991,314
Banco Santander S.A.	3,453,662	8,035,920

		16,027,234

UTILITIES (0.8%)
Red Electrica Corp. S.A.	506,195	7,767,468

TOTAL SPAIN		32,971,266

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

SWEDEN (0.9%)
CONSUMER DISCRETIONARY (0.4%)
H & M Hennes & Mauritz AB Cl B	466,679	4,314,048

FINANCIALS (0.5%)
Svenska Handelsbanken AB Cl A	590,861	4,849,873

UTILITIES (0.0%) (2)
Orron Energy ab	85,410	152,383

TOTAL SWEDEN		9,316,304

SWITZERLAND (10.6%)
CONSUMER DISCRETIONARY (1.5%)
Cie Financiere Richemont S.A. Cl A	86,482	8,163,505
Swatch Group AG	28,795	6,467,314

		14,630,819

CONSUMER STAPLES (2.2%)
Nestle S.A.	203,179	21,975,297

FINANCIALS (2.2%)
Partners Group Hldg. AG	8,102	6,520,365
UBS Group AG	657,160	9,534,054
Zurich Insurance Group AG	12,375	4,933,304

		20,987,723

HEALTH CARE (4.7%)
Novartis AG	250,311	19,082,957
Roche Hldg. AG	63,929	20,810,985
Sonova Hldg. AG	30,483	6,708,119

		46,602,061

TOTAL SWITZERLAND		104,195,900

UNITED KINGDOM (15.4%)
COMMUNICATION SERVICES (1.2%)
Vodafone Group PLC	7,092,690	7,937,069
WPP PLC	469,828	3,878,000

		11,815,069

CONSUMER DISCRETIONARY (1.0%)
Barratt Developments PLC	294,798	1,114,016
Burberry Group PLC	295,336	5,898,691
Persimmon PLC	231,114	3,160,353

		10,173,060

CONSUMER STAPLES (3.6%)
British American Tobacco PLC	367,971	13,192,760
Diageo PLC	302,591	12,735,411
Haleon PLC*	425,895	1,327,748
Imperial Brands PLC	438,962	9,025,106

		36,281,025

ENERGY (1.6%)
Shell PLC	636,477	15,787,555

FINANCIALS (2.6%)
3i Group PLC	343,652	4,125,826
Barclays PLC	4,159,779	6,617,881
Direct Line Insurance Group PLC	1,406,843	2,902,151
Lloyds Banking Group PLC	16,302,538	7,367,567
NatWest Group PLC	1,955,943	4,871,057

		25,884,482

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

HEALTH CARE (0.5%)
GSK PLC	340,716	4,920,200

INDUSTRIALS (2.1%)
BAE Systems PLC	1,250,113	10,982,547
RELX PLC	399,940	9,771,521

		20,754,068

MATERIALS (2.8%)
Anglo American PLC	452,088	13,572,490
Rio Tinto PLC	254,051	13,743,806

		27,316,296

TOTAL UNITED KINGDOM		152,931,755

UNITED STATES (6.4%)
FINANCIALS (6.4%)
iShares Core MSCI Emerging Markets ETF	616,570	26,500,179
iShares MSCI Emerging Markets ex China ETF	200,000	8,856,000
Vanguard FTSE Emerging Markets ETF	769,298	28,071,684

		63,427,863

TOTAL COMMON STOCKS (Cost: $1,202,037,665) 91.9%		907,094,906

	Rating**	Rate(%)	Maturity	Face Amount		Value
SHORT-TERM DEBT SECURITIES:
UNITED STATES (0.3%)
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (1)	A-1+	2.61	11/03/22		3,000,000	2,992,866

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,992,866) 0.3%						2,992,866

		Rate(%)	Maturity	Face Amount		Value
TEMPORARY CASH INVESTMENT (6.9%)
ANZ, London Time Deposit		1.14	10/03/22	AUD	601,510	384,756
BBVA, Madrid Time Deposit		2.33	10/03/22	USD	68,254,941	68,254,941
BNP Paribas, Paris Time Deposit		0.12	10/03/22	DKK	1,895	250
Skandinaviska Enskilda Banken AB, Stockholm Time Deposit		0.29	10/03/22	EUR	1,320	1,294
Skandinaviska Enskilda Banken AB, Stockholm Time Deposit		0.82	10/03/22	SEK	345	31

						68,641,272

TOTAL TEMPORARY CASH INVESTMENT (Cost: $68,641,272) 6.9%						68,641,272

TOTAL INVESTMENTS (Cost: $1,273,671,803) 99.1%						978,729,044

OTHER NET ASSETS 0.9%						8,394,511

NET ASSETS 100.0%						$987,123,555

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (7.9%)
Activision Blizzard, Inc.	91	6,765
Alphabet, Inc. Cl A*	767	73,363
Alphabet, Inc. Cl C*	686	65,959
AT&T, Inc.	911	13,975
Charter Communications, Inc. Cl A*	14	4,247
Comcast Corp. Cl A	563	16,513
DISH Network Corp. Cl A*	32	443
Electronic Arts, Inc.	34	3,934
Fox Corp. Cl A	39	1,196
Fox Corp. Cl B	18	513
Interpublic Group of Cos., Inc.	50	1,280
Lumen Technologies, Inc.	121	881
Match Group, Inc.*	36	1,719
Meta Platforms, Inc. Cl A*	292	39,619
Netflix, Inc.*	57	13,420
News Corp. Cl A	49	740
News Corp. Cl B	15	231
Omnicom Group, Inc.	26	1,640
Paramount Global Cl B	65	1,238
Take-Two Interactive Software, Inc.*	20	2,180
T-Mobile US, Inc.*	76	10,197
Twitter, Inc.*	86	3,770
Verizon Communications, Inc.	536	20,352
Walt Disney Co.*	233	21,979
Warner Bros Discovery, Inc.*	282	3,278

		309,432

CONSUMER DISCRETIONARY (11.6%)
Advance Auto Parts, Inc.	7	1,094
Amazon.com, Inc.*	1,140	128,820
Aptiv PLC*	34	2,659
AutoZone, Inc.*	3	6,426
Bath & Body Works, Inc.	30	978
Best Buy Co., Inc.	26	1,647
Booking Hldgs., Inc.*	5	8,216
BorgWarner, Inc.	30	942
CarMax, Inc.*	20	1,320
Carnival Corp.*	127	893
Chipotle Mexican Grill, Inc. Cl A*	4	6,011
Darden Restaurants, Inc.	16	2,021
Dollar General Corp.	29	6,956
Dollar Tree, Inc.*	28	3,811
Domino’s Pizza, Inc.	4	1,241
DR Horton, Inc.	41	2,761
eBay, Inc.	71	2,614
Etsy, Inc.*	16	1,602
Expedia Group, Inc.*	19	1,780
Ford Motor Co.	509	5,701
Garmin Ltd.	19	1,526
General Motors Co.	188	6,033
Genuine Parts Co.	18	2,688
Hasbro, Inc.	16	1,079
Hilton Worldwide Hldgs., Inc.	35	4,222

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Home Depot, Inc.	133	36,700
Las Vegas Sands Corp.*	43	1,613
Lennar Corp. Cl A	33	2,460
LKQ Corp.	33	1,556
Lowe’s Cos., Inc.	83	15,588
Marriott International, Inc. Cl A	35	4,905
McDonald’s Corp.	95	21,920
Mohawk Industries, Inc.*	6	547
NIKE, Inc. Cl B	163	13,549
Norwegian Cruise Line Hldgs. Ltd.*	54	613
NVR, Inc.*	1	3,987
O’Reilly Automotive, Inc.*	8	5,627
Pool Corp.	5	1,591
PulteGroup, Inc.	30	1,125
Ralph Lauren Corp. Cl A	5	425
Ross Stores, Inc.	45	3,792
Starbucks Corp.	148	12,471
Tapestry, Inc.	32	910
Target Corp.	60	8,903
Tesla, Inc.*	342	90,716
TJX Cos., Inc.	151	9,380
Tractor Supply Co.	14	2,602
Ulta Beauty, Inc.*	6	2,407
VF Corp.	42	1,256
Whirlpool Corp.	7	944
Wynn Resorts Ltd.*	13	819
Yum! Brands, Inc.	36	3,828

		453,275

CONSUMER STAPLES (6.7%)
Altria Group, Inc.	338	13,649
Archer-Daniels-Midland Co.	105	8,447
Brown-Forman Corp. Cl B	34	2,263
Campbell Soup Co.	37	1,743
Clorox Co.	23	2,953
Coca-Cola Co.	731	40,951
Colgate-Palmolive Co.	156	10,959
Conagra Brands, Inc.	90	2,937
Constellation Brands, Inc. Cl A	30	6,890
Costco Wholesale Corp.	83	39,198
Estee Lauder Cos., Inc. Cl A	43	9,284
General Mills, Inc.	112	8,580
Hormel Foods Corp.	54	2,454
J M Smucker Co.	20	2,748
Kellogg Co.	47	3,274
Keurig Dr Pepper, Inc.	159	5,695
Kimberly-Clark Corp.	63	7,090
Kraft Heinz Co.	149	4,969
Kroger Co.	122	5,338
Lamb Weston Hldgs., Inc.	27	2,089
McCormick & Co., Inc.	47	3,350
Molson Coors Beverage Co. Cl B	35	1,680
Monster Beverage Corp.*	72	6,261
Procter & Gamble Co.	449	56,686
Sysco Corp.	95	6,718
Tyson Foods, Inc. Cl A	54	3,560
Walgreens Boots Alliance, Inc.	134	4,208

		263,974

ENERGY (4.5%)
APA Corp.	42	1,436

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Baker Hughes Co. Cl A	128	2,683
Chevron Corp.	230	33,044
ConocoPhillips	162	16,579
Coterra Energy, Inc.	102	2,664
Devon Energy Corp.	83	4,991
Diamondback Energy, Inc.	22	2,650
EOG Resources, Inc.	74	8,268
Exxon Mobil Corp.	531	46,362
Halliburton Co.	115	2,831
Hess Corp.	35	3,815
Kinder Morgan, Inc.	252	4,193
Marathon Oil Corp.	87	1,965
Marathon Petroleum Corp.	64	6,357
Occidental Petroleum Corp.	95	5,838
ONEOK, Inc.	56	2,869
Phillips 66	61	4,924
Pioneer Natural Resources Co.	30	6,496
Schlumberger NV	180	6,462
Valero Energy Corp.	51	5,449
Williams Cos., Inc.	155	4,438

		174,314

FINANCIALS (13.3%)
Aflac, Inc.	74	4,159
Allstate Corp.	34	4,234
American Express Co.	77	10,388
American International Group, Inc.	97	4,606
Ameriprise Financial, Inc.	13	3,275
Aon PLC Cl A	27	7,232
Arthur J. Gallagher & Co.	26	4,452
Assurant, Inc.	6	872
Bank of America Corp.	890	26,878
Bank of New York Mellon Corp.	94	3,621
Berkshire Hathaway, Inc. Cl B*	230	61,415
BlackRock, Inc. Cl A	19	10,455
Brown & Brown, Inc.	29	1,754
Capital One Financial Corp.	49	4,516
Cboe Global Markets, Inc.	13	1,526
Charles Schwab Corp.	194	13,943
Chubb Ltd.	53	9,640
Cincinnati Financial Corp.	20	1,791
Citigroup, Inc.	247	10,292
Citizens Financial Group, Inc.	63	2,165
CME Group, Inc. Cl A	45	7,971
Comerica, Inc.	16	1,138
Discover Financial Svcs.	35	3,182
Everest Re Group Ltd.	5	1,312
FactSet Research Systems, Inc.	4	1,600
Fifth Third Bancorp	87	2,781
First Republic Bank	23	3,003
Franklin Resources, Inc.	36	775
Global X S&P 500 Catholic Values ETF	2,295	100,177
Globe Life, Inc.	11	1,097
Goldman Sachs Group, Inc.	43	12,601
Hartford Financial Svcs. Group, Inc.	41	2,540
Huntington Bancshares, Inc.	182	2,399
Intercontinental Exchange, Inc.	71	6,415
Invesco Ltd.	57	781
JPMorgan Chase & Co.	373	38,978
KeyCorp.	119	1,906

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Lincoln National Corp.	20	878
Loews Corp.	25	1,246
M&T Bank Corp.	22	3,879
MarketAxess Hldgs., Inc.	4	890
Marsh & McLennan Cos., Inc.	64	9,555
MetLife, Inc.	86	5,227
Moody’s Corp.	20	4,862
Morgan Stanley	171	13,511
MSCI, Inc. Cl A	10	4,218
Nasdaq, Inc.	43	2,437
Northern Trust Corp.	26	2,225
PNC Financial Svcs. Group, Inc.	53	7,919
Principal Financial Group, Inc.	29	2,092
Progressive Corp.	74	8,600
Prudential Financial, Inc.	47	4,032
Raymond James Financial, Inc.	24	2,372
Regions Financial Corp.	119	2,388
S&P Global, Inc.	44	13,435
Signature Bank	8	1,208
State Street Corp.	46	2,797
SVB Financial Group*	7	2,350
Synchrony Financial	62	1,748
T. Rowe Price Group, Inc.	28	2,940
Travelers Cos., Inc.	30	4,596
Truist Financial Corp.	169	7,358
U.S. Bancorp	172	6,935
Wells Fargo & Co.	482	19,386
Willis Towers Watson PLC	14	2,813
WR Berkley Corp.	26	1,679
Zions Bancorporation	19	966

		520,412

HEALTH CARE (14.4%)
ABIOMED, Inc.*	19	4,668
Align Technology, Inc.*	31	6,420
AmerisourceBergen Corp. Cl A	64	8,661
Baxter International, Inc.	210	11,311
Boston Scientific Corp.*	596	23,083
Cardinal Health, Inc.	114	7,601
Cigna Corp.	127	35,239
CVS Health Corp.	546	52,072
DaVita, Inc.*	24	1,986
DENTSPLY SIRONA, Inc.	90	2,551
Dexcom, Inc.*	164	13,209
Edwards Lifesciences Corp.*	258	21,319
Elevance Health, Inc.	100	45,424
Gilead Sciences, Inc.	522	32,202
Henry Schein, Inc.*	57	3,749
Hologic, Inc.*	104	6,710
Humana, Inc.	53	25,715
IDEXX Laboratories, Inc.*	35	11,403
Incyte Corp.*	77	5,131
Intuitive Surgical, Inc.*	149	27,929
IQVIA Hldgs., Inc.*	78	14,129
Laboratory Corp. of America Hldgs.	38	7,783
McKesson Corp.	60	20,392
Medtronic PLC	553	44,655
Mettler-Toledo International, Inc.*	9	9,757
Molina Healthcare, Inc.*	24	7,916
Quest Diagnostics, Inc.	49	6,012

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

ResMed, Inc.	61	13,316
STERIS PLC	42	6,984
Stryker Corp.	141	28,558
Teleflex, Inc.	19	3,828
Waters Corp.*	25	6,738
West Pharmaceutical Svcs., Inc.	31	7,628
Zimmer Biomet Hldgs., Inc.	88	9,200
Zoetis, Inc. Cl A	195	28,917

		562,196

INDUSTRIALS (7.6%)
3M Co.	98	10,829
Alaska Air Group, Inc.*	22	861
Allegion PLC	15	1,345
American Airlines Group, Inc.*	115	1,385
AMETEK, Inc.	40	4,536
AO Smith Corp.	23	1,117
Carrier Global Corp.	150	5,334
Caterpillar, Inc.	94	15,424
CH Robinson Worldwide, Inc.	22	2,119
Cintas Corp.	15	5,823
Copart, Inc.*	38	4,043
CSX Corp.	381	10,150
Cummins, Inc.	25	5,088
Deere & Co.	49	16,361
Delta Air Lines, Inc.*	114	3,199
Dover Corp.	25	2,914
Eaton Corp. PLC	71	9,469
Emerson Electric Co.	105	7,688
Equifax, Inc.	21	3,600
Expeditors International of Washington, Inc.	29	2,561
Fastenal Co.	102	4,696
FedEx Corp.	42	6,236
Fortive Corp.	64	3,731
Fortune Brands Home & Security, Inc.	23	1,235
Generac Hldgs., Inc.*	11	1,960
Howmet Aerospace, Inc.	66	2,041
IDEX Corp.	13	2,598
Illinois Tool Works, Inc.	50	9,033
Ingersoll Rand, Inc.	72	3,115
JB Hunt Transport Svcs., Inc.	14	2,190
Johnson Controls International PLC	123	6,054
Masco Corp.	41	1,914
Nielsen Hldgs. PLC	64	1,774
Nordson Corp.	9	1,910
Norfolk Southern Corp.	42	8,805
Old Dominion Freight Line, Inc.	16	3,980
Otis Worldwide Corp.	75	4,785
PACCAR, Inc.	62	5,189
Parker-Hannifin Corp.	22	5,331
Pentair PLC	29	1,178
Quanta Svcs., Inc.	25	3,185
Republic Svcs., Inc. Cl A	37	5,033
Robert Half International, Inc.	19	1,454
Rockwell Automation, Inc.	20	4,302
Rollins, Inc.	41	1,422
Snap-on, Inc.	9	1,812
Southwest Airlines Co.*	105	3,238
Stanley Black & Decker, Inc.	26	1,955
Trane Technologies PLC	42	6,082

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

TransDigm Group, Inc.	9	4,723
Union Pacific Corp.	111	21,625
United Airlines Hldgs., Inc.*	58	1,887
United Parcel Svc., Inc. Cl B	130	21,000
United Rentals, Inc.*	12	3,241
Verisk Analytics, Inc. Cl A	28	4,775
Waste Management, Inc.	67	10,734
Westinghouse Air Brake Technologies Corp.	32	2,603
WW Grainger, Inc.	8	3,914
Xylem, Inc.	32	2,796

		297,382

INFORMATION TECHNOLOGY (25.8%)
Accenture PLC Cl A	81	20,841
Adobe, Inc.*	60	16,512
Advanced Micro Devices, Inc.*	206	13,052
Akamai Technologies, Inc.*	20	1,606
Amphenol Corp. Cl A	76	5,089
Analog Devices, Inc.	67	9,336
ANSYS, Inc.*	11	2,439
Apple, Inc.	1,928	266,450
Applied Materials, Inc.	112	9,176
Arista Networks, Inc.*	31	3,500
Autodesk, Inc.*	27	5,044
Automatic Data Processing, Inc.	53	11,988
Broadcom, Inc.	52	23,089
Broadridge Financial Solutions, Inc.	14	2,020
Cadence Design Systems, Inc.*	35	5,720
CDW Corp.	17	2,653
Ceridian HCM Hldg., Inc.*	19	1,062
Cisco Systems, Inc.	529	21,160
Citrix Systems, Inc.	15	1,559
Cognizant Technology Solutions Corp. Cl A	66	3,791
DXC Technology Co.*	30	734
Enphase Energy, Inc.*	17	4,717
EPAM Systems, Inc.*	7	2,535
F5, Inc.*	7	1,013
Fidelity National Information Svcs., Inc.	78	5,894
Fiserv, Inc.*	81	7,579
FleetCor Technologies, Inc.*	9	1,586
Fortinet, Inc.*	84	4,127
Gartner, Inc.*	10	2,767
Global Payments, Inc.	35	3,782
Hewlett Packard Enterprise Co.	166	1,989
HP, Inc.	117	2,916
Intel Corp.	523	13,478
International Business Machines Corp.	115	13,663
Intuit, Inc.	36	13,944
Jack Henry & Associates, Inc.	9	1,640
Juniper Networks, Inc.	41	1,071
Keysight Technologies, Inc.*	23	3,619
KLA Corp.	19	5,750
Lam Research Corp.	17	6,222
Mastercard, Inc. Cl A	109	30,993
Microchip Technology, Inc.	71	4,333
Micron Technology, Inc.	141	7,064
Microsoft Corp.	952	221,721
Monolithic Power Systems, Inc.	5	1,817
Motorola Solutions, Inc.	21	4,703
NetApp, Inc.	28	1,732

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

NortonLifeLock, Inc.	76	1,531
NVIDIA Corp.	319	38,723
NXP Semiconductors NV	33	4,868
ON Semiconductor Corp.*	55	3,428
Oracle Corp.	194	11,848
Paychex, Inc.	40	4,488
Paycom Software, Inc.*	6	1,980
PayPal Hldgs., Inc.*	148	12,738
PTC, Inc.*	13	1,360
Qorvo, Inc.*	13	1,032
QUALCOMM, Inc.	143	16,156
Roper Technologies, Inc.	13	4,675
Salesforce, Inc.*	127	18,268
Seagate Technology Hldgs. PLC	25	1,331
ServiceNow, Inc.*	25	9,440
Skyworks Solutions, Inc.	20	1,705
SolarEdge Technologies, Inc.*	7	1,620
Synopsys, Inc.*	19	5,805
TE Connectivity Ltd.	41	4,525
Teledyne Technologies, Inc.*	6	2,025
Teradyne, Inc.	20	1,503
Texas Instruments, Inc.	117	18,109
Trimble, Inc.*	31	1,682
Tyler Technologies, Inc.*	5	1,738
VeriSign, Inc.*	12	2,084
Visa, Inc. Cl A	209	37,129
Western Digital Corp.*	39	1,269
Zebra Technologies Corp. Cl A*	6	1,572

		1,010,108

MATERIALS (2.4%)
Air Products & Chemicals, Inc.	28	6,516
Albemarle Corp.	14	3,702
Amcor PLC	191	2,049
Avery Dennison Corp.	10	1,627
Ball Corp.	40	1,933
Celanese Corp. Cl A	13	1,174
CF Industries Hldgs., Inc.	26	2,502
Corteva, Inc.	92	5,258
Dow, Inc.	92	4,042
DuPont de Nemours, Inc.	64	3,226
Eastman Chemical Co.	16	1,137
Ecolab, Inc.	31	4,477
FMC Corp.	16	1,691
Freeport-McMoRan, Inc.	182	4,974
International Flavors & Fragrances, Inc.	32	2,907
International Paper Co.	47	1,490
Linde PLC	63	16,984
LyondellBasell Industries NV Cl A	32	2,409
Martin Marietta Materials, Inc.	7	2,255
Mosaic Co.	44	2,127
Newmont Corp.	101	4,245
Nucor Corp.	33	3,531
Packaging Corp. of America	11	1,235
PPG Industries, Inc.	30	3,321
Sealed Air Corp.	18	801
Sherwin-Williams Co.	30	6,143
Vulcan Materials Co.	16	2,523
Westrock Co.	32	988

		95,267

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

REAL ESTATE (2.6%)
Alexandria Real Estate Equities, Inc.	20	2,804
American Tower Corp.	63	13,526
AvalonBay Communities, Inc.	19	3,500
Boston Properties, Inc.	19	1,424
Camden Property Trust	14	1,672
CBRE Group, Inc. Cl A*	43	2,903
Crown Castle, Inc.	59	8,528
Digital Realty Trust, Inc.	39	3,868
Duke Realty Corp.	52	2,506
Equinix, Inc.	12	6,826
Equity Residential	46	3,092
Essex Property Trust, Inc.	8	1,938
Extra Space Storage, Inc.	18	3,109
Federal Realty Investment Trust	9	811
Host Hotels & Resorts, Inc.	97	1,540
Iron Mountain, Inc.	39	1,715
Kimco Realty Corp.	84	1,546
Mid-America Apartment Communities, Inc.	15	2,326
Prologis, Inc.	101	10,262
Public Storage	21	6,149
Realty Income Corp.	84	4,889
Regency Centers Corp.	21	1,131
SBA Communications Corp. Cl A	14	3,985
Simon Property Group, Inc.	44	3,949
UDR, Inc.	41	1,710
Vornado Realty Trust	22	510
Welltower, Inc.	63	4,052
Weyerhaeuser Co.	101	2,885

		103,156

UTILITIES (3.0%)
AES Corp.	85	1,921
Alliant Energy Corp.	31	1,643
Ameren Corp.	32	2,578
American Electric Power Co., Inc.	65	5,619
American Water Works Co., Inc.	23	2,994
Atmos Energy Corp.	17	1,731
CenterPoint Energy, Inc.	80	2,254
CMS Energy Corp.	36	2,097
Consolidated Edison, Inc.	45	3,859
Constellation Energy Corp.	42	3,494
Dominion Energy, Inc.	105	7,257
DTE Energy Co.	24	2,761
Duke Energy Corp.	97	9,023
Edison International	48	2,716
Entergy Corp.	25	2,516
Evergy, Inc.	29	1,723
Eversource Energy	44	3,430
Exelon Corp.	126	4,720
FirstEnergy Corp.	70	2,590
NextEra Energy, Inc.	250	19,602
NiSource, Inc.	51	1,285
NRG Energy, Inc.	30	1,148
Pinnacle West Capital Corp.	14	903
PPL Corp.	94	2,383
Public Svc. Enterprise Group, Inc.	63	3,542
Sempra Energy	39	5,848
Southern Co.	135	9,180
WEC Energy Group, Inc.	40	3,577
Xcel Energy, Inc.	69	4,416

		116,810

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $3,993,603) 99.8%	3,906,326

TOTAL INVESTMENTS (Cost: $3,993,603) 99.8%	3,906,326

OTHER NET ASSETS 0.2%	6,562

NET ASSETS 100.0%	$3,912,888

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (76.5%)
U.S. Treasury Note	AA+	0.25	09/30/23	14,000,000	13,446,562
U.S. Treasury Note	AA+	0.25	03/15/24	5,000,000	4,715,039
U.S. Treasury Note	AA+	0.25	06/15/24	11,000,000	10,274,258
U.S. Treasury Note	AA+	0.38	09/30/27	41,300,000	34,454,848
U.S. Treasury Note	AA+	0.50	04/30/27	18,500,000	15,735,840
U.S. Treasury Note	AA+	0.50	06/30/27	46,500,000	39,366,973
U.S. Treasury Note	AA+	0.50	10/31/27	41,000,000	34,321,485
U.S. Treasury Note	AA+	0.63	10/15/24	22,000,000	20,451,406
U.S. Treasury Note	AA+	0.63	03/31/27	23,100,000	19,816,371
U.S. Treasury Note	AA+	0.63	11/30/27	26,000,000	21,855,234
U.S. Treasury Note	AA+	0.63	05/15/30	6,250,000	4,923,340
U.S. Treasury Note	AA+	0.63	08/15/30	45,000,000	35,259,961
U.S. Treasury Note	AA+	0.75	05/31/26	31,000,000	27,376,875
U.S. Treasury Note	AA+	0.88	06/30/26	6,500,000	5,754,531
U.S. Treasury Note	AA+	1.25	08/31/24	22,855,000	21,601,546
U.S. Treasury Note	AA+	1.25	06/30/28	500,000	428,516
U.S. Treasury Note	AA+	1.38	06/30/23	19,450,000	19,058,721
U.S. Treasury Note	AA+	1.50	09/30/24	4,865,000	4,612,058
U.S. Treasury Note	AA+	1.50	08/15/26	16,175,000	14,629,529
U.S. Treasury Note	AA+	1.50	11/30/28	17,000,000	14,652,539
U.S. Treasury Note	AA+	1.63	10/31/23	8,755,000	8,507,398
U.S. Treasury Note	AA+	1.63	05/15/26	29,175,000	26,666,634
U.S. Treasury Note	AA+	1.63	09/30/26	4,620,000	4,194,455
U.S. Treasury Note	AA+	1.75	01/31/29	28,500,000	24,887,402
U.S. Treasury Note	AA+	2.00	05/31/24	24,315,000	23,417,435
U.S. Treasury Note	AA+	2.00	06/30/24	24,315,000	23,380,392
U.S. Treasury Note	AA+	2.38	04/30/26	18,480,000	17,369,756
U.S. Treasury Note	AA+	2.38	05/15/29	19,450,000	17,600,731
U.S. Treasury Note	AA+	2.50	01/31/24	19,450,000	18,988,822
U.S. Treasury Note	AA+	2.50	05/31/24	12,000,000	11,653,125
U.S. Treasury Note	AA+	2.50	02/28/26	14,450,000	13,657,508
U.S. Treasury Note	AA+	2.63	05/31/27	39,415,000	37,000,831
U.S. Treasury Note	AA+	2.75	05/31/23	13,500,000	13,382,402
U.S. Treasury Note	AA+	2.75	05/15/25	10,000,000	9,623,047
U.S. Treasury Note	AA+	2.75	07/31/27	26,000,000	24,482,656
U.S. Treasury Note	AA+	2.88	05/31/25	10,495,000	10,125,625
U.S. Treasury Note	AA+	3.00	07/15/25	24,000,000	23,197,500
U.S. Treasury Note	AA+	3.25	06/30/27	12,455,000	12,003,506

					682,874,857

CORPORATE DEBT (22.0%)
COMMUNICATION SERVICES (1.3%)
AT&T, Inc.	BBB	2.75	06/01/31	4,050,000	3,241,902
Comcast Corp.	A-	2.35	01/15/27	4,100,000	3,676,758
T-Mobile USA, Inc.	BBB-	3.38	04/15/29	2,295,000	1,982,834
Verizon Communications, Inc.	BBB+	4.02	12/03/29	2,700,000	2,452,075

					11,353,569

CONSUMER DISCRETIONARY (2.9%)
Amazon.com, Inc.	AA	1.20	06/03/27	4,009,000	3,423,661
AutoZone, Inc.	BBB	3.25	04/15/25	2,300,000	2,186,828
Best Buy Co., Inc.	BBB+	1.95	10/01/30	3,935,000	2,946,557
Booking Hldgs., Inc.	A-	3.65	03/15/25	1,827,000	1,771,932
Brunswick Corp.	BBB-	0.85	08/18/24	4,520,000	4,162,272
Dollar General Corp.	BBB	3.25	04/15/23	1,017,000	1,015,686
Genuine Parts Co.	BBB	1.75	02/01/25	2,765,000	2,552,521
Harman International Industries, Inc.	A-	4.15	05/15/25	1,945,000	1,899,445
Kohl’s Corp.	BB+	3.25	02/01/23	615,000	606,956

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	1,320,000	1,293,262
Marriott International, Inc.	BBB	3.13	02/15/23	1,945,000	1,934,647
Travel + Leisure Co.	BB-	5.65	04/01/24	2,430,000	2,375,471

					26,169,238

CONSUMER STAPLES (1.0%)
Bunge Ltd. Finance Corp.	BBB	3.25	08/15/26	4,400,000	4,044,675
Kellogg Co.	BBB	2.65	12/01/23	1,945,000	1,899,697
Keurig Dr Pepper, Inc.	BBB	3.13	12/15/23	2,910,000	2,856,936

					8,801,308

ENERGY (0.6%)
Devon Energy Corp.	BBB	5.25	09/15/24	4,400,000	4,398,316
Targa Resources Partners LP/Targa Resources
Partners Finance Corp.	BBB-	5.50	03/01/30	1,480,000	1,328,314

					5,726,630

FINANCIALS (7.0%)
Aflac, Inc.	A-	1.13	03/15/26	2,075,000	1,828,868
Allstate Corp.	A-	0.75	12/15/25	4,460,000	3,890,117
American International Group, Inc.	BBB+	4.13	02/15/24	1,945,000	1,930,040
Bank of America Corp.	A-	3.37	01/23/26	4,000,000	3,789,961
Brown & Brown, Inc.	BBB-	4.20	09/15/24	2,574,000	2,522,660
Capital One Financial Corp.	BBB	4.93	05/10/28	1,475,000	1,405,288
Citigroup, Inc.	BBB+	4.14	05/24/25	1,950,000	1,906,070
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	3,693,000	3,565,749
FactSet Research Systems, Inc.	BBB	2.90	03/01/27	2,940,000	2,660,473
Fairfax U.S., Inc.†	BBB	4.88	08/13/24	730,000	714,646
Fifth Third Bancorp	BBB	4.30	01/16/24	2,430,000	2,405,889
Goldman Sachs Group, Inc.	BBB+	2.64	02/24/28	2,935,000	2,546,521
Goldman Sachs Group, Inc.	BBB+	3.20	02/23/23	2,430,000	2,417,826
JPMorgan Chase & Co.	A-	1.47	09/22/27	2,620,000	2,215,486
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	1,320,000	1,290,887
JPMorgan Chase & Co.	BBB+	5.72	09/14/33	800,000	756,516
Legg Mason, Inc.	A	3.95	07/15/24	1,945,000	1,909,619
Lincoln National Corp.	A-	4.00	09/01/23	1,945,000	1,931,327
M&T Bank Corp.	BBB+	4.00	07/15/24	1,750,000	1,725,308
Mercury General Corp.	BBB	4.40	03/15/27	3,530,000	3,291,294
Morgan Stanley	A-	1.16	10/21/25	1,500,000	1,367,073
Morgan Stanley	A-	3.13	01/23/23	2,430,000	2,422,023
PNC Bank N.A.	A-	3.80	07/25/23	2,500,000	2,486,220
Progressive Corp.	A	2.50	03/15/27	1,950,000	1,761,350
Prospect Capital Corp.	BBB-	5.88	03/15/23	1,870,000	1,867,467
Signet UK Finance PLC	BB-	4.70	06/15/24	1,945,000	1,867,200
Stifel Financial Corp.	BBB-	4.25	07/18/24	1,945,000	1,910,687
Synchrony Financial	BBB-	3.70	08/04/26	1,460,000	1,334,368
Voya Financial, Inc.	BBB+	3.65	06/15/26	1,945,000	1,826,005
Wells Fargo & Co.	BBB+	3.53	03/24/28	1,480,000	1,340,462

					62,887,400

HEALTH CARE (2.3%)
AbbVie, Inc.	BBB+	4.25	11/14/28	4,046,000	3,801,913
Aetna, Inc.	BBB	2.80	06/15/23	2,430,000	2,398,701
Baxter International, Inc.	BBB	1.92	02/01/27	4,500,000	3,915,731
CVS Health Corp.	BBB	3.38	08/12/24	575,000	559,716
CVS Health Corp.	BBB	3.88	07/20/25	1,460,000	1,415,997
Elevance Health, Inc.	A	2.88	09/15/29	2,900,000	2,476,051
Humana, Inc.	BBB+	3.85	10/01/24	2,430,000	2,368,787
Thermo Fisher Scientific, Inc.	A-	1.75	10/15/28	4,410,000	3,688,469

					20,625,365

INDUSTRIALS (2.0%)
3M Co.	A+	2.65	04/15/25	3,000,000	2,825,676
Boeing Co.	BBB-	4.88	05/01/25	3,290,000	3,210,082
Deere & Co.	A	2.75	04/15/25	2,540,000	2,425,585

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

General Dynamics Corp.	A-	3.25	04/01/25	1,320,000	1,274,834
Lennox International, Inc.	BBB	1.70	08/01/27	2,186,000	1,837,406
Stanley Black & Decker, Inc.	A	2.30	02/24/25	4,900,000	4,622,867
Verisk Analytics, Inc.	BBB	4.00	06/15/25	2,010,000	1,945,755

					18,142,205

INFORMATION TECHNOLOGY (1.5%)
Apple, Inc.	AA+	2.05	09/11/26	2,050,000	1,864,481
Applied Materials, Inc.	A	3.90	10/01/25	3,300,000	3,230,855
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	50,000	49,913
Global Payments, Inc.	BBB-	3.75	06/01/23	925,000	916,536
PayPal Hldgs., Inc.	A-	2.65	10/01/26	3,960,000	3,634,269
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	4,175,000	3,292,123

					12,988,177

MATERIALS (1.6%)
Ecolab, Inc.	A-	1.65	02/01/27	2,780,000	2,440,415
International Flavors & Fragrances, Inc.†	BBB	1.23	10/01/25	4,019,000	3,521,973
Nucor Corp.	A-	3.95	05/23/25	1,950,000	1,889,817
Packaging Corp. of America	BBB	3.65	09/15/24	4,400,000	4,291,934
Southern Copper Corp.	BBB+	3.50	11/08/22	1,945,000	1,943,792

					14,087,931

REAL ESTATE (1.0%)
Boston Properties LP	BBB+	3.25	01/30/31	3,100,000	2,522,384
Crown Castle, Inc.	BBB-	3.15	07/15/23	2,430,000	2,397,147
Duke Realty LP	BBB+	1.75	07/01/30	2,320,000	1,806,904
Omega Healthcare Investors, Inc.	BBB-	4.38	08/01/23	1,700,000	1,692,062
Omega Healthcare Investors, Inc.	BBB-	4.50	01/15/25	730,000	711,381

					9,129,878

UTILITIES (0.8%)
American Electric Power Co., Inc.	BBB+	2.03	03/15/24	2,770,000	2,651,067
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	2,270,000	2,099,704
Southern Co.	BBB	3.25	07/01/26	2,430,000	2,251,150

					7,001,921

TOTAL CORPORATE DEBT					196,913,622

TOTAL LONG-TERM DEBT SECURITIES (Cost: $969,322,653) 98.5%					879,788,479

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.9%)
Emerson Electric Co.†	A-1	3.00	10/03/22	7,900,000	7,898,683

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $7,898,683) 0.9%					7,898,683

				Shares	Value
COMMON STOCKS:
ENERGY (0.2%)
Diamond Offshore Drilling, Inc.*				50,816	336,911
Superior Energy Svcs., Inc.*				32,351	815,096	††
Valaris Ltd.*				5,544	271,323

					1,423,330

TOTAL COMMON STOCKS (Cost: $4,674,856) 0.2%					1,423,330

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
Citibank, New York Time Deposit		2.33	10/03/22	165,011	165,011

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

TOTAL TEMPORARY CASH INVESTMENT (Cost: $165,011) 0.0%(2)	165,011

TOTAL INVESTMENTS (Cost: $982,061,203) 99.6%	889,275,503

OTHER NET ASSETS 0.4%	3,892,222

NET ASSETS 100.0%	$893,167,725

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (44.4%)
U.S. Treasury Bond	AA+	1.13	05/15/40	71,625,000	44,757,232
U.S. Treasury Bond	AA+	1.13	08/15/40	60,750,000	37,631,778
U.S. Treasury Bond	AA+	1.38	11/15/40	22,500,000	14,545,019
U.S. Treasury Bond	AA+	2.25	08/15/46	28,985,000	20,871,464
U.S. Treasury Bond	AA+	2.75	08/15/47	9,790,000	7,822,057
U.S. Treasury Bond	AA+	2.88	05/15/43	200,000	164,836
U.S. Treasury Bond	AA+	2.88	05/15/49	6,000,000	5,000,625
U.S. Treasury Note	AA+	0.63	05/15/30	68,200,000	53,723,485
U.S. Treasury Note	AA+	1.13	02/29/28	50,000,000	42,912,109
U.S. Treasury Note	AA+	1.13	08/31/28	5,000,000	4,233,008
U.S. Treasury Note	AA+	1.25	05/31/28	10,100,000	8,672,586
U.S. Treasury Note	AA+	1.25	06/30/28	36,950,000	31,667,305
U.S. Treasury Note	AA+	1.25	09/30/28	7,000,000	5,958,477
U.S. Treasury Note	AA+	1.38	11/15/31	14,000,000	11,375,000
U.S. Treasury Note	AA+	1.50	02/15/25	11,975,000	11,225,159
U.S. Treasury Note	AA+	1.50	11/30/28	14,000,000	12,066,797
U.S. Treasury Note	AA+	1.50	02/15/30	5,800,000	4,922,297
U.S. Treasury Note	AA+	1.63	08/15/29	49,705,000	42,864,737
U.S. Treasury Note	AA+	2.25	08/15/27	66,000,000	60,668,437
U.S. Treasury Note	AA+	2.25	11/15/27	50,535,000	46,241,499
U.S. Treasury Note	AA+	2.38	05/15/27	39,395,000	36,514,241
U.S. Treasury Note	AA+	2.38	05/15/29	2,000,000	1,809,844
U.S. Treasury Note	AA+	2.63	04/15/25	17,450,000	16,758,135
U.S. Treasury Note	AA+	2.63	02/15/29	49,655,000	45,754,367
U.S. Treasury Note	AA+	2.75	05/15/25	30,000,000	28,869,141
U.S. Treasury Note	AA+	2.88	05/15/28	39,165,000	36,808,980
U.S. Treasury Note	AA+	2.88	05/15/32	83,000,000	76,736,094
U.S. Treasury Note	AA+	3.00	07/15/25	2,010,000	1,942,791
U.S. Treasury Note	AA+	3.13	11/15/28	3,915,000	3,720,015
U.S. Treasury Strip	AA+	0.00	08/15/26	14,080,000	12,002,627
U.S. Treasury Strip	AA+	0.00	08/15/28	20,580,000	16,231,065
U.S. Treasury Strip	AA+	0.00	08/15/29	20,680,000	15,719,831
U.S. Treasury Strip	AA+	0.00	08/15/33	9,790,000	6,371,236
U.S. Treasury Strip	AA+	0.00	08/15/35	9,790,000	5,844,347
U.S. Treasury Strip	AA+	0.00	08/15/37	9,790,000	5,386,582

					777,793,203

U.S. GOVERNMENT AGENCIES (32.8%)
MORTGAGE-BACKED OBLIGATIONS (32.8%)
FHLMC	AA+	2.00	11/01/50	3,492,371	2,843,973
FHLMC	AA+	2.00	02/01/51	3,849,213	3,140,981
FHLMC	AA+	2.50	09/01/27	396,294	379,526
FHLMC	AA+	2.50	09/01/27	13,778	13,210
FHLMC	AA+	2.50	12/01/27	430,340	409,674
FHLMC	AA+	2.50	06/01/35	2,168,110	1,969,565
FHLMC	AA+	2.50	10/01/40	3,375,888	2,912,151
FHLMC	AA+	2.50	05/01/42	14,431,830	12,332,047
FHLMC	AA+	2.50	10/01/49	1,863,813	1,580,016
FHLMC	AA+	2.50	01/01/50	1,496,983	1,264,840
FHLMC	AA+	2.50	01/01/50	1,217,222	1,090,849
FHLMC	AA+	2.50	05/01/50	3,798,693	3,210,121
FHLMC	AA+	2.50	06/01/50	4,088,381	3,454,953
FHLMC	AA+	2.50	10/01/50	4,142,915	3,500,062
FHLMC	AA+	2.50	02/01/51	1,158,414	990,142
FHLMC	AA+	2.50	02/01/51	1,048,245	884,415

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

FHLMC	AA+	2.50	04/01/51	6,412,230	5,415,422
FHLMC	AA+	2.50	04/01/51	928,097	782,856
FHLMC	AA+	2.50	04/01/51	5,407,942	4,576,237
FHLMC	AA+	2.50	04/01/51	2,220,459	1,878,958
FHLMC	AA+	2.50	05/01/51	6,605,515	5,589,835
FHLMC	AA+	2.50	05/01/51	8,859,522	7,496,905
FHLMC	AA+	2.50	09/01/51	4,570,743	3,850,713
FHLMC	AA+	2.50	10/01/51	3,217,920	2,710,331
FHLMC	AA+	3.00	06/01/27	216,677	209,588
FHLMC	AA+	3.00	06/01/27	8,284	8,022
FHLMC	AA+	3.00	08/01/27	149,638	144,522
FHLMC	AA+	3.00	08/01/27	9,576	9,259
FHLMC	AA+	3.00	02/01/32	1,771,788	1,673,081
FHLMC	AA+	3.00	07/01/35	734,352	683,833
FHLMC	AA+	3.00	07/01/42	197,527	178,905
FHLMC	AA+	3.00	11/01/42	470,799	406,734
FHLMC	AA+	3.00	11/01/42	20,190	18,064
FHLMC	AA+	3.00	03/01/43	791,505	708,034
FHLMC	AA+	3.00	04/01/43	3,482,132	3,113,870
FHLMC	AA+	3.00	04/01/43	5,572,394	4,998,437
FHLMC	AA+	3.00	04/01/43	18,607	16,693
FHLMC	AA+	3.00	04/01/43	1,075,260	963,534
FHLMC	AA+	3.00	09/15/43	192,366	189,223
FHLMC	AA+	3.00	04/15/44	246,554	230,408
FHLMC	AA+	3.00	04/15/45	127,860	126,087
FHLMC	AA+	3.00	09/01/46	2,230,432	1,984,339
FHLMC	AA+	3.00	09/01/46	1,011,018	901,486
FHLMC	AA+	3.00	11/01/46	268,874	232,370
FHLMC	AA+	3.00	05/01/49	2,313,080	2,030,929
FHLMC	AA+	3.00	11/01/49	1,545,104	1,365,653
FHLMC	AA+	3.00	11/01/49	1,681,629	1,476,253
FHLMC	AA+	3.00	12/01/49	1,657,319	1,454,311
FHLMC	AA+	3.00	02/01/50	2,249,299	1,995,107
FHLMC	AA+	3.00	11/01/50	3,747,241	3,287,937
FHLMC	AA+	3.00	04/01/51	1,239,303	1,085,327
FHLMC	AA+	3.50	02/01/35	837,077	785,707
FHLMC	AA+	3.50	02/01/35	456,525	428,509
FHLMC	AA+	3.50	04/01/35	416,494	390,858
FHLMC	AA+	3.50	02/01/36	386,451	361,711
FHLMC	AA+	3.50	11/01/39	2,198,108	2,035,456
FHLMC	AA+	3.50	01/01/41	370,484	341,668
FHLMC	AA+	3.50	05/01/42	27,052	24,875
FHLMC	AA+	3.50	07/01/42	1,054,488	970,240
FHLMC	AA+	3.50	01/01/43	20,801	19,162
FHLMC	AA+	3.50	04/01/43	21,827	19,925
FHLMC	AA+	3.50	06/01/43	729,172	671,256
FHLMC	AA+	3.50	08/15/43	1,439,523	1,387,654
FHLMC	AA+	3.50	11/01/43	20,911	19,230
FHLMC	AA+	3.50	01/01/44	9,314,067	8,555,348
FHLMC	AA+	3.50	04/01/45	828,653	761,076
FHLMC	AA+	3.50	07/01/45	959,369	881,125
FHLMC	AA+	3.50	07/01/45	31,979	29,404
FHLMC	AA+	3.50	09/01/45	522,172	479,578
FHLMC	AA+	3.50	11/01/45	2,641,279	2,435,626
FHLMC	AA+	3.50	08/01/46	914,196	839,651
FHLMC	AA+	3.50	08/01/47	2,816,682	2,576,249
FHLMC	AA+	3.50	12/01/47	469,576	429,087

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

FHLMC	AA+	3.50	02/01/50	1,426,228	1,296,167
FHLMC	AA+	3.50	03/01/52	9,396,860	8,480,289
FHLMC	AA+	4.00	02/01/25	10,746	10,393
FHLMC	AA+	4.00	05/01/26	47,738	46,217
FHLMC	AA+	4.00	11/01/33	16,221	15,751
FHLMC	AA+	4.00	12/01/33	509,319	485,884
FHLMC	AA+	4.00	01/01/38	69,259	67,679
FHLMC	AA+	4.00	01/01/38	1,235,240	1,205,707
FHLMC	AA+	4.00	01/15/40	2,000,000	1,945,129
FHLMC	AA+	4.00	03/01/41	6,967	6,648
FHLMC	AA+	4.00	07/01/41	371,999	354,578
FHLMC	AA+	4.00	07/01/41	12,416	11,848
FHLMC	AA+	4.00	11/01/42	5,873	5,587
FHLMC	AA+	4.00	10/01/44	830,776	787,596
FHLMC	AA+	4.00	10/01/44	492,759	466,108
FHLMC	AA+	4.00	10/01/44	326,755	310,446
FHLMC	AA+	4.00	10/01/44	16,425	15,554
FHLMC	AA+	4.00	02/01/45	2,297,303	2,190,073
FHLMC	AA+	4.00	06/01/45	28,980	27,546
FHLMC	AA+	4.00	05/01/47	392,249	370,318
FHLMC	AA+	4.00	02/01/48	350,029	330,601
FHLMC	AA+	4.00	05/01/48	168,001	158,206
FHLMC	AA+	4.00	03/01/52	7,041,236	6,545,913
FHLMC	AA+	4.00	04/01/52	3,303,400	3,073,548
FHLMC	AA+	4.00	06/01/52	5,191,464	4,830,104
FHLMC	AA+	4.00	08/01/52	4,362,548	4,058,877
FHLMC	AA+	4.50	03/01/34	3,412	3,324
FHLMC	AA+	4.50	02/01/44	11,865	11,638
FHLMC	AA+	4.50	05/01/48	489,913	474,059
FHLMC	AA+	4.50	05/01/48	957,330	923,475
FHLMC	AA+	5.00	02/01/26	489	481
FHLMC	AA+	5.00	10/01/40	263,097	265,173
FHLMC	AA+	5.00	04/01/52	7,002,354	6,828,589
FHLMC	AA+	5.00	04/01/52	3,912,518	3,825,574
FHLMC	AA+	5.00	06/01/52	6,679,648	6,532,958
FHLMC	AA+	5.00	08/01/52	4,980,157	4,857,348
FHLMC	AA+	5.50	07/01/32	1,924	1,957
FHLMC	AA+	5.50	01/15/33	69,983	70,848
FHLMC	AA+	5.50	05/01/33	674	671
FHLMC	AA+	5.50	06/01/37	12,288	12,707
FHLMC	AA+	6.00	07/15/29	39,354	40,209
FHLMC ARM	AA+	1.92	10/01/51	12,405,905	10,962,963
FHLMC ARM	AA+	2.91	04/01/37	31,988	32,563
FHLMC Strip	AA+	3.00	06/15/42	4,556,839	4,190,386
FHLMC Strip	AA+	3.00	01/15/43	767,241	692,608
FHLMC Strip	AA+	3.50	10/15/47	492,658	455,453
FNMA	AA+	1.83	09/01/51	10,084,264	8,914,021
FNMA	AA+	2.00	07/01/36	27,438,137	24,218,547
FNMA	AA+	2.00	10/01/50	3,462,952	2,824,589
FNMA	AA+	2.00	10/01/50	4,152,785	3,384,706
FNMA	AA+	2.00	03/01/51	6,910,579	5,652,866
FNMA	AA+	2.00	11/01/51	3,553,367	2,889,583
FNMA	AA+	2.50	01/01/33	196,192	175,635
FNMA	AA+	2.50	02/01/33	590,184	528,352
FNMA	AA+	2.50	05/01/35	684,217	621,039
FNMA	AA+	2.50	06/01/35	3,073,184	2,791,791
FNMA	AA+	2.50	07/01/35	925,628	840,837

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

FNMA	AA+	2.50	07/01/35	2,827,940	2,569,237
FNMA	AA+	2.50	09/01/35	3,759,174	3,415,238
FNMA	AA+	2.50	10/01/35	7,003,582	6,418,802
FNMA	AA+	2.50	04/01/42	12,608,349	10,797,290
FNMA	AA+	2.50	05/01/42	5,415,133	4,650,766
FNMA	AA+	2.50	06/01/42	9,321,603	7,978,250
FNMA	AA+	2.50	05/01/43	946,705	794,114
FNMA	AA+	2.50	05/01/46	8,250,722	6,984,240
FNMA	AA+	2.50	06/01/50	4,209,819	3,560,725
FNMA	AA+	2.50	10/01/50	1,680,350	1,422,514
FNMA	AA+	2.50	10/01/50	3,036,245	2,566,941
FNMA	AA+	2.50	10/01/50	856,527	732,214
FNMA	AA+	2.50	11/01/50	1,747,063	1,493,398
FNMA	AA+	2.50	12/01/50	1,813,776	1,535,326
FNMA	AA+	2.50	12/01/50	2,594,175	2,209,606
FNMA	AA+	2.50	12/01/50	1,959,123	1,654,491
FNMA	AA+	2.50	01/01/51	9,704,025	8,213,421
FNMA	AA+	2.50	03/01/51	1,637,351	1,383,557
FNMA	AA+	2.50	03/01/51	7,062,738	5,976,582
FNMA	AA+	2.50	03/01/51	7,049,485	6,003,837
FNMA	AA+	2.50	04/01/51	2,314,688	1,952,005
FNMA	AA+	2.50	04/01/51	4,801,932	4,104,381
FNMA	AA+	2.50	04/01/51	5,804,996	4,913,410
FNMA	AA+	2.50	04/01/51	3,984,066	3,372,558
FNMA	AA+	2.50	04/01/51	10,338,664	8,733,303
FNMA	AA+	2.50	05/01/51	3,108,992	2,630,968
FNMA	AA+	2.50	05/01/51	3,842,085	3,240,405
FNMA	AA+	2.50	05/01/51	1,771,875	1,493,870
FNMA	AA+	2.50	05/01/51	928,045	783,325
FNMA	AA+	2.50	05/01/51	1,758,479	1,488,200
FNMA	AA+	2.50	06/01/51	2,093,814	1,764,889
FNMA	AA+	2.50	08/01/51	5,044,382	4,249,734
FNMA	AA+	2.50	08/01/51	1,330,103	1,122,229
FNMA	AA+	2.50	08/01/51	2,854,130	2,406,904
FNMA	AA+	2.50	08/01/51	12,723,231	10,769,585
FNMA	AA+	2.50	09/01/51	865,270	729,076
FNMA	AA+	2.50	11/01/51	4,915,456	4,138,020
FNMA	AA+	2.50	12/01/51	13,389,625	11,274,726
FNMA	AA+	3.00	06/01/33	634,988	585,093
FNMA	AA+	3.00	07/01/33	843,828	777,510
FNMA	AA+	3.00	09/01/33	1,014,918	935,483
FNMA	AA+	3.00	03/01/36	889,032	819,275
FNMA	AA+	3.00	09/01/40	995,200	882,714
FNMA	AA+	3.00	04/25/42	130,584	128,910
FNMA	AA+	3.00	12/01/42	343,520	296,918
FNMA	AA+	3.00	12/01/42	594,921	546,482
FNMA	AA+	3.00	02/01/43	15,893	14,126
FNMA	AA+	3.00	03/01/43	13,665	12,206
FNMA	AA+	3.00	09/01/43	38,823	34,729
FNMA	AA+	3.00	02/01/45	922,037	822,643
FNMA	AA+	3.00	03/01/45	244,959	211,874
FNMA	AA+	3.00	09/01/46	1,652,802	1,473,609
FNMA	AA+	3.00	01/01/47	297,186	257,053
FNMA	AA+	3.00	12/01/47	128,006	112,542
FNMA	AA+	3.00	03/01/48	374,963	332,472
FNMA	AA+	3.00	03/01/50	1,460,668	1,283,140
FNMA	AA+	3.00	03/01/50	9,251,523	8,127,767
FNMA	AA+	3.00	05/01/50	2,578,829	2,263,360

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

FNMA	AA+	3.00	06/01/50	4,473,051	3,925,339
FNMA	AA+	3.00	08/01/50	2,793,078	2,452,794
FNMA	AA+	3.00	01/01/52	9,846,888	8,606,519
FNMA	AA+	3.50	03/01/32	309,133	291,676
FNMA	AA+	3.50	09/01/32	18,690	17,634
FNMA	AA+	3.50	07/01/34	521,072	493,914
FNMA	AA+	3.50	10/01/34	747,691	701,839
FNMA	AA+	3.50	02/01/35	618,125	578,713
FNMA	AA+	3.50	08/01/38	19,793	18,260
FNMA	AA+	3.50	03/01/41	735,016	677,942
FNMA	AA+	3.50	10/01/41	459,879	429,842
FNMA	AA+	3.50	12/01/41	363,193	339,795
FNMA	AA+	3.50	04/01/42	448,384	418,865
FNMA	AA+	3.50	08/01/42	22,670	20,829
FNMA	AA+	3.50	12/01/42	898,380	833,951
FNMA	AA+	3.50	01/01/43	439,600	404,037
FNMA	AA+	3.50	08/01/43	804,781	741,574
FNMA	AA+	3.50	08/01/43	1,666,436	1,534,556
FNMA	AA+	3.50	10/01/43	215,813	207,692
FNMA	AA+	3.50	01/01/44	153,046	137,314
FNMA	AA+	3.50	08/01/44	1,278,603	1,146,742
FNMA	AA+	3.50	04/01/45	1,554,427	1,415,632
FNMA	AA+	3.50	04/01/45	928,449	853,051
FNMA	AA+	3.50	05/01/45	1,147,408	1,054,136
FNMA	AA+	3.50	10/01/45	1,345,983	1,227,292
FNMA	AA+	3.50	02/01/46	1,890,269	1,736,835
FNMA	AA+	3.50	02/01/46	583,562	536,268
FNMA	AA+	3.50	08/01/46	817,568	749,459
FNMA	AA+	3.50	12/01/46	313,659	286,315
FNMA	AA+	3.50	09/01/47	1,343,142	1,234,527
FNMA	AA+	3.50	11/01/47	6,134,269	5,607,706
FNMA	AA+	3.50	04/01/48	198,313	178,783
FNMA	AA+	3.50	02/01/50	1,690,963	1,538,179
FNMA	AA+	3.50	03/01/50	3,496,659	3,180,769
FNMA	AA+	4.00	01/01/31	20,485	19,545
FNMA	AA+	4.00	03/01/35	162,817	155,261
FNMA	AA+	4.00	06/01/36	324,121	309,222
FNMA	AA+	4.00	10/01/36	336,460	321,023
FNMA	AA+	4.00	10/01/40	407,476	388,391
FNMA	AA+	4.00	11/01/40	7,107	6,775
FNMA	AA+	4.00	01/01/41	28,787	27,449
FNMA	AA+	4.00	05/01/41	198,156	188,949
FNMA	AA+	4.00	05/01/43	2,322,222	2,214,079
FNMA	AA+	4.00	01/01/44	4,527,555	4,315,618
FNMA	AA+	4.00	09/01/45	236,397	221,307
FNMA	AA+	4.00	11/01/45	480,387	453,744
FNMA	AA+	4.00	02/01/47	1,274,859	1,208,959
FNMA	AA+	4.00	11/01/47	529,297	500,227
FNMA	AA+	4.00	04/01/48	258,749	243,771
FNMA	AA+	4.00	04/01/49	6,227,403	5,886,624
FNMA	AA+	4.00	03/01/50	4,156,352	3,885,311
FNMA	AA+	4.00	03/01/52	2,169,251	2,022,600
FNMA	AA+	4.00	07/01/52	4,806,277	4,472,804
FNMA	AA+	4.00	07/01/56	2,856,969	2,682,224
FNMA	AA+	4.50	05/01/30	3,038	2,959
FNMA	AA+	4.50	05/01/34	2,219	2,153
FNMA	AA+	4.50	06/01/34	2,085	1,998
FNMA	AA+	4.50	08/01/35	2,148	2,066

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

FNMA	AA+	4.50	05/01/39	349,710	343,058
FNMA	AA+	4.50	05/01/39	250,295	245,291
FNMA	AA+	4.50	12/01/39	1,504,428	1,469,774
FNMA	AA+	4.50	05/01/40	197,865	188,546
FNMA	AA+	4.50	07/01/40	1,009,084	971,142
FNMA	AA+	4.50	10/01/40	53,275	52,058
FNMA	AA+	4.50	07/01/42	3,555,473	3,483,605
FNMA	AA+	4.50	03/01/44	490,559	480,668
FNMA	AA+	4.50	04/01/44	792,118	771,303
FNMA	AA+	4.50	11/01/47	910,638	896,084
FNMA	AA+	4.50	11/01/47	1,146,468	1,119,683
FNMA	AA+	4.50	11/01/47	937,863	907,152
FNMA	AA+	4.50	02/01/49	353,067	341,585
FNMA	AA+	4.50	05/01/50	16,347,665	15,725,194
FNMA	AA+	5.00	06/01/33	3,318	3,333
FNMA	AA+	5.00	09/01/33	2,677	2,659
FNMA	AA+	5.00	10/01/33	3,911	3,933
FNMA	AA+	5.00	11/01/33	4,688	4,697
FNMA	AA+	5.00	03/01/34	921	927
FNMA	AA+	5.00	04/01/34	708	713
FNMA	AA+	5.00	04/01/34	1,726	1,712
FNMA	AA+	5.00	04/01/35	2,250	2,268
FNMA	AA+	5.00	06/01/35	961	968
FNMA	AA+	5.00	09/01/35	1,334	1,345
FNMA	AA+	5.00	11/25/35	242,842	242,601
FNMA	AA+	5.00	10/01/36	1,770	1,784
FNMA	AA+	5.00	08/01/37	1,603,644	1,616,176
FNMA	AA+	5.00	05/01/39	197,042	198,159
FNMA	AA+	5.00	06/01/40	3,277	3,303
FNMA	AA+	5.00	06/01/52	15,980,153	15,603,306
FNMA	AA+	5.50	01/01/24	10,960	10,907
FNMA	AA+	5.50	03/01/24	21,579	21,475
FNMA	AA+	5.50	08/01/25	719	723
FNMA	AA+	5.50	11/01/26	17,623	17,536
FNMA	AA+	5.50	03/01/33	91,021	90,910
FNMA	AA+	5.50	09/01/33	1,581	1,586
FNMA	AA+	5.50	10/01/33	3,939	3,952
FNMA	AA+	5.50	03/01/34	1,411	1,454
FNMA	AA+	5.50	03/01/34	371	369
FNMA	AA+	5.50	07/01/34	2,120	2,134
FNMA	AA+	5.50	09/01/34	3,291	3,276
FNMA	AA+	5.50	09/01/34	649	654
FNMA	AA+	5.50	10/01/34	1,484	1,529
FNMA	AA+	5.50	02/01/35	1,952	2,017
FNMA	AA+	5.50	02/01/35	1,919	1,971
FNMA	AA+	5.50	04/01/35	1,946	1,979
FNMA	AA+	5.50	08/01/35	1,953	1,961
FNMA	AA+	5.50	02/25/37	6,137	6,005
FNMA	AA+	5.50	06/01/37	2,323	2,399
FNMA	AA+	5.50	05/01/38	1,673,757	1,726,815
FNMA	AA+	5.50	06/01/48	39,676	40,133
FNMA	AA+	5.50	06/01/52	1,234,136	1,230,585
FNMA	AA+	6.00	04/01/23	56	57
FNMA	AA+	6.00	03/01/28	38,871	39,513
FNMA	AA+	6.00	05/01/32	60,042	63,074
FNMA	AA+	6.00	04/01/33	102,916	104,669
FNMA	AA+	6.00	05/01/33	2,572	2,615
FNMA	AA+	6.00	09/01/34	919	934
FNMA	AA+	6.00	10/01/34	5,020	5,108

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

FNMA	AA+	6.00	01/01/37	54,724	57,497
FNMA	AA+	6.00	05/01/37	12,818	13,016
FNMA	AA+	6.00	08/01/37	42,362	44,651
FNMA	AA+	6.00	12/01/37	358	377
FNMA	AA+	6.00	10/25/44	248,387	249,206
FNMA	AA+	6.00	12/25/49	124,311	126,688
FNMA	AA+	6.50	05/01/32	71,952	74,155
FNMA	AA+	6.50	07/01/34	1,495	1,540
FNMA	AA+	6.50	09/01/34	377	392
FNMA	AA+	6.50	09/01/36	8,202	8,358
FNMA	AA+	6.50	05/01/37	78,493	79,241
FNMA	AA+	6.50	07/01/37	4,379	4,513
FNMA	AA+	6.50	05/01/38	6,515	7,010
FNMA	AA+	7.00	04/01/32	260	263
FNMA	AA+	7.50	06/01/31	116	119
FNMA	AA+	7.50	02/01/32	445	462
FNMA	AA+	7.50	06/01/32	19,871	21,017
FNMA	AA+	8.00	04/01/32	15,480	15,713
FNMA Strip	AA+	3.00	08/25/42	523,944	470,883
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	783,250	720,705
FRESB Multifamily Mortgage	AA+	3.61	10/25/28	696,923	652,246
GNMA(3)	AA+	2.00	04/20/32	545,197	481,799
GNMA(3)	AA+	2.00	09/20/50	1,818,761	1,507,860
GNMA(3)	AA+	2.50	12/20/50	5,496,667	4,680,782
GNMA(3)	AA+	2.50	03/20/51	1,991,631	1,689,975
GNMA(3)	AA+	3.00	07/16/36	1,315,472	1,212,358
GNMA(3)	AA+	3.00	01/15/46	913,433	811,388
GNMA(3)	AA+	3.00	03/15/46	3,609,481	3,206,303
GNMA(3)	AA+	3.00	07/15/46	1,961,126	1,742,011
GNMA(3)	AA+	3.00	02/20/47	1,244,106	1,101,792
GNMA(3)	AA+	3.50	02/20/42	324,921	293,907
GNMA(3)	AA+	3.50	07/15/42	889,790	829,279
GNMA(3)	AA+	3.50	11/15/42	283,839	264,010
GNMA(3)	AA+	3.50	03/20/45	995,391	907,209
GNMA(3)	AA+	3.50	05/20/45	1,026,392	939,700
GNMA(3)	AA+	3.50	12/20/50	632,319	576,226
GNMA(3)	AA+	3.70	05/15/42	452,114	426,952
GNMA(3)	AA+	4.00	01/20/41	579,673	548,574
GNMA(3)	AA+	4.00	03/15/41	203,898	195,149
GNMA(3)	AA+	4.00	08/15/41	356,830	343,410
GNMA(3)	AA+	4.00	11/15/41	320,769	308,706
GNMA(3)	AA+	4.00	12/15/41	551,568	527,245
GNMA(3)	AA+	4.00	01/15/42	29,549	28,425
GNMA(3)	AA+	4.00	08/20/42	281,202	269,262
GNMA(3)	AA+	4.00	09/20/50	440,906	413,447
GNMA(3)	AA+	4.25	04/20/41	336,773	320,182
GNMA(3)	AA+	4.29	04/15/41	13,700	13,317
GNMA(3)	AA+	4.50	06/20/30	16,982	16,614
GNMA(3)	AA+	4.50	09/15/30	199,662	193,434
GNMA(3)	AA+	4.50	04/20/31	6,819	6,616
GNMA(3)	AA+	4.50	06/20/34	109,009	107,725
GNMA(3)	AA+	4.50	09/15/40	407,590	399,398
GNMA(3)	AA+	4.50	10/15/40	497,702	494,825
GNMA(3)	AA+	4.50	10/20/43	13,522	13,270
GNMA(3)	AA+	5.00	06/20/39	419,667	421,627
GNMA(3)	AA+	5.00	05/15/40	43,889	44,090
GNMA(3)	AA+	5.00	06/20/40	24,753	24,263
GNMA(3)	AA+	5.50	01/15/36	5,468	5,526

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

GNMA(3)	AA+	6.50	04/15/31	5,297	5,474
GNMA(3)	AA+	6.50	10/15/31	197	206
GNMA(3)	AA+	6.50	12/15/31	9,359	9,671
GNMA(3)	AA+	6.50	05/15/32	12,939	13,371
GNMA(3)	AA+	7.00	05/15/31	218	227
GNMA(3)	AA+	7.00	05/15/32	1,723	1,732

					574,907,537

CORPORATE DEBT (21.5%)
COMMUNICATION SERVICES (1.4%)
AT&T, Inc.	BBB	2.75	06/01/31	10,048,000	8,043,120
Comcast Corp.	A-	3.40	04/01/30	9,395,000	8,263,065
T-Mobile USA, Inc.	BBB-	3.38	04/15/29	4,580,000	3,957,028
Verizon Communications, Inc.	BBB+	4.02	12/03/29	5,450,000	4,949,559

					25,212,772

CONSUMER DISCRETIONARY (3.3%)
Amazon.com, Inc.	AA	1.20	06/03/27	4,100,000	3,501,374
Amazon.com, Inc.	AA	5.20	12/03/25	4,995,000	5,066,061
AutoZone, Inc.	BBB	3.25	04/15/25	7,363,000	7,000,701
AutoZone, Inc.	BBB	3.75	04/18/29	1,795,000	1,616,445
Best Buy Co., Inc.	BBB+	1.95	10/01/30	3,615,000	2,706,938
Brinker International, Inc.	B	3.88	05/15/23	3,925,000	3,856,128
Brunswick Corp.	BBB-	2.40	08/18/31	7,970,000	5,538,247
Dollar General Corp.	BBB	3.25	04/15/23	4,000,000	3,994,834
Harman International Industries, Inc.	A-	4.15	05/15/25	4,970,000	4,853,596
Kohl’s Corp.	BB+	3.25	02/01/23	1,614,000	1,592,889
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	3,270,000	3,203,763
Marriott International, Inc.	BBB	3.13	02/15/23	2,935,000	2,919,378
Mattel, Inc.	BB-	3.15	03/15/23	1,960,000	1,928,863
McDonald’s Corp.	BBB+	3.50	07/01/27	4,305,000	4,020,389
Travel + Leisure Co.	BB-	3.90	03/01/23	4,000,000	3,948,091
Whirlpool Corp.	BBB	3.70	05/01/25	1,960,000	1,901,671

					57,649,368

CONSUMER STAPLES (0.7%)
Bunge Ltd. Finance Corp.	BBB	2.75	05/14/31	4,150,000	3,264,499
Church & Dwight Co., Inc.	BBB+	2.88	10/01/22	50,000	50,000
Hormel Foods Corp.	A	1.80	06/11/30	3,600,000	2,876,928
Mead Johnson Nutrition Co.	A-	4.13	11/15/25	1,910,000	1,867,838
Sysco Corp.	BBB	3.75	10/01/25	3,550,000	3,416,655

					11,475,920

ENERGY (0.6%)
Devon Energy Corp.	BBB	5.85	12/15/25	2,450,000	2,471,279
Kinder Morgan Energy Partners LP	BBB	4.30	05/01/24	4,895,000	4,827,591
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB-	5.50	03/01/30	3,100,000	2,782,281

					10,081,151

FINANCIALS (6.5%)
Aflac, Inc.	A-	1.13	03/15/26	4,380,000	3,860,454
Allstate Corp.	A-	0.75	12/15/25	10,375,000	9,049,319
American Express Co.	BBB	3.63	12/05/24	4,895,000	4,758,070
American International Group, Inc.	BBB+	3.75	07/10/25	4,895,000	4,890,037
Bank of America Corp.	A-	3.37	01/23/26	5,160,000	4,889,050
Bank of America Corp.	BBB+	3.95	04/21/25	4,970,000	4,791,935
Block Financial LLC	BBB	5.25	10/01/25	2,985,000	2,940,494
Capital One Financial Corp.	BBB	4.93	05/10/28	3,165,000	3,015,414
Citigroup, Inc.	BBB+	3.79	03/17/33	5,330,000	4,467,911
Citigroup, Inc.	BBB	3.88	03/26/25	4,895,000	4,699,579
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	5,000,000	4,827,714
Fairfax U.S., Inc.†	BBB	4.88	08/13/24	3,475,000	3,401,909
Fifth Third Bancorp	BBB	4.30	01/16/24	4,895,000	4,846,431
Goldman Sachs Group, Inc.	BBB+	3.63	01/22/23	25,000	24,949

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

JPMorgan Chase & Co.	A-	1.47	09/22/27	6,245,000	5,280,807
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	4,355,000	4,258,949
JPMorgan Chase & Co.	BBB+	5.72	09/14/33	7,135,000	6,747,174
Kemper Corp.	BBB	3.80	02/23/32	4,500,000	3,738,860
Kemper Corp.	BBB	4.35	02/15/25	1,960,000	1,909,401
Lincoln National Corp.	A-	4.00	09/01/23	3,915,000	3,887,478
M&T Bank Corp.	BBB+	4.00	07/15/24	2,000,000	1,971,780
Mercury General Corp.	BBB	4.40	03/15/27	3,330,000	3,104,819
Old Republic International Corp.	BBB+	3.88	08/26/26	4,895,000	4,624,607
Reinsurance Group of America, Inc.	A	4.70	09/15/23	980,000	976,624
Signet UK Finance PLC	BB-	4.70	06/15/24	4,945,000	4,747,200
Stifel Financial Corp.	BBB-	4.25	07/18/24	1,520,000	1,493,185
Synchrony Financial	BBB-	3.70	08/04/26	2,745,000	2,508,794
Voya Financial, Inc.	BBB+	3.65	06/15/26	4,970,000	4,665,935
Wells Fargo & Co.	BBB+	3.53	03/24/28	3,105,000	2,812,252
Wells Fargo & Co.	BBB	4.13	08/15/23	980,000	975,368

					114,166,499

HEALTH CARE (2.8%)
AbbVie, Inc.	BBB+	4.25	11/14/28	8,830,000	8,297,303
Baxter International, Inc.	BBB	2.54	02/01/32	2,697,000	2,099,376
CVS Health Corp.	BBB	3.75	04/01/30	9,660,000	8,590,106
Elevance Health, Inc.	A	2.88	09/15/29	7,245,000	6,185,858
Elevance Health, Inc.	A	3.30	01/15/23	3,464,000	3,451,920
Evernorth Health, Inc.	A-	3.50	06/15/24	1,960,000	1,898,939
Humana, Inc.	BBB+	3.85	10/01/24	2,935,000	2,861,066
Merck & Co., Inc.	A+	2.15	12/10/31	6,450,000	5,202,135
Owens & Minor, Inc.	BB-	4.38	12/15/24	2,740,000	2,655,972
Quest Diagnostics, Inc.	BBB+	3.50	03/30/25	685,000	658,545
Thermo Fisher Scientific, Inc.	A-	2.00	10/15/31	10,046,000	7,919,019

					49,820,239

INDUSTRIALS (1.4%)
Boeing Co.	BBB-	4.88	05/01/25	4,870,000	4,751,702
Deere & Co.	A	2.75	04/15/25	6,535,000	6,240,630
General Dynamics Corp.	A-	3.25	04/01/25	3,235,000	3,124,309
Hexcel Corp.	BB+	4.95	08/15/25	3,820,000	3,736,201
Verisk Analytics, Inc.	BBB	4.00	06/15/25	5,895,000	5,706,579

					23,559,421

INFORMATION TECHNOLOGY (2.7%)
Apple, Inc.	AA+	2.05	09/11/26	5,750,000	5,229,641
Applied Materials, Inc.	A	3.90	10/01/25	9,920,000	9,712,147
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	980,000	942,631
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	1,160,000	1,157,985
Global Payments, Inc.	BBB-	3.75	06/01/23	4,000,000	3,963,400
Keysight Technologies, Inc.	BBB	4.55	10/30/24	4,895,000	4,827,279
Mastercard, Inc.	A+	3.30	03/26/27	2,300,000	2,160,330
Motorola Solutions, Inc.	BBB-	4.00	09/01/24	980,000	960,573
PayPal Hldgs., Inc.	A-	2.65	10/01/26	9,880,000	9,067,316
QUALCOMM, Inc.	A	4.25	05/20/32	1,785,000	1,684,545
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	10,450,000	8,240,164

					47,946,011

MATERIALS (1.0%)
AptarGroup, Inc.	BBB-	3.60	03/15/32	4,430,000	3,627,956
Eagle Materials, Inc.	BBB	2.50	07/01/31	5,700,000	4,157,890
Sherwin-Williams Co.	BBB	3.95	01/15/26	4,895,000	4,747,104
Southern Copper Corp.	BBB+	3.50	11/08/22	4,000,000	3,995,004
Teck Resources Ltd.	BBB-	3.75	02/01/23	980,000	973,445

					17,501,399

REAL ESTATE (0.7%)
Boston Properties LP	BBB+	3.25	01/30/31	6,488,000	5,279,106

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Duke Realty LP	BBB+	1.75	07/01/30	3,906,000	3,042,141
Healthpeak Properties, Inc.	BBB+	3.40	02/01/25	3,670,000	3,515,907

					11,837,154

UTILITIES (0.4%)
National Fuel Gas Co.	BBB-	5.20	07/15/25	1,960,000	1,935,773
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	4,777,000	4,418,627
Southern Co.	BBB	3.25	07/01/26	50,000	46,320

					6,400,720

TOTAL CORPORATE DEBT					375,650,654

SOVEREIGN DEBT (0.1%)
Sri Lanka AID	NR	6.59	09/15/28	1,773,803	1,829,130	††

TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,996,525,626) 98.8%					1,730,180,524

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.2%)
FHLB	A-1+	2.60	10/03/22	4,800,000	4,799,307

COMMERCIAL PAPER (0.3%)
Emerson Electric Co.†	A-1	3.00	10/03/22	5,100,000	5,099,150

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $9,898,457) 0.5%					9,898,457

				Shares	Value
COMMON STOCKS:
ENERGY (0.2%)
Diamond Offshore Drilling, Inc.*				102,155	677,288
Superior Energy Svcs., Inc.*				68,184	1,717,923	††
Valaris Ltd.*				11,401	557,965

					2,953,176

TOTAL COMMON STOCKS (Cost: $9,640,620) 0.2%					2,953,176

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.2%)
Citibank, New York Time Deposit		2.33	10/03/22	4,266,990	4,266,990

TOTAL TEMPORARY CASH INVESTMENT (Cost: $4,266,990) 0.2%					4,266,990

TOTAL INVESTMENTS (Cost: $2,020,331,693) 99.7%					1,747,299,147

OTHER NET ASSETS 0.3%					4,406,859

NET ASSETS 100.0%					$1,751,706,006

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (27.7%)	3,621,251	43,998,203
Equity Index Fund (24.0%)	807,939	38,094,342
International Fund (5.1%)	1,200,464	8,127,138
Mid-Cap Equity Index Fund (5.5%)	448,211	8,762,525
Mid-Term Bond Fund (37.7%)	6,399,125	59,959,798

TOTAL INVESTMENTS (Cost: $178,209,719) 100.0%		158,942,006

OTHER NET ASSETS -0.0% (2)		(21,669)

NET ASSETS 100.0%		$158,920,337

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.1%)	7,427,293	90,241,612
Equity Index Fund (34.5%)	2,738,420	129,116,500
International Fund (9.4%)	5,191,685	35,147,706
Mid-Cap Equity Index Fund (15.4%)	2,951,626	57,704,295
Mid-Term Bond Fund (16.6%)	6,654,114	62,349,046

TOTAL INVESTMENTS (Cost: $399,390,562) 100.0%		374,559,159

OTHER NET ASSETS -0.0% (2)		(28,892)

NET ASSETS 100.0%		$374,530,267

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (20.5%)	4,921,213	59,792,741
Equity Index Fund (35.3%)	2,181,996	102,881,131
International Fund (14.0%)	6,007,952	40,673,837
Mid-Cap Equity Index Fund (20.7%)	3,090,995	60,428,956
Small Cap Growth Fund (4.1%)	1,081,218	12,001,519
Small Cap Value Fund (5.4%)	1,149,967	15,858,045

TOTAL INVESTMENTS (Cost: $307,933,205) 100.0%		291,636,229

OTHER NET ASSETS -0.0% (2)		(25,612)

NET ASSETS 100.0%		$291,610,617

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (32.9%)	5,271,106	64,043,937
Equity Index Fund (19.8%)	816,692	38,507,026
International Fund (2.5%)	731,168	4,950,006
Mid-Cap Equity Index Fund (4.8%)	474,090	9,268,458
Mid-Term Bond Fund (33.2%)	6,906,105	64,710,206
Money Market Fund (6.8%)	1,113,033	13,178,310

TOTAL INVESTMENTS (Cost: $222,499,302) 100.0%		194,657,943

OTHER NET ASSETS -0.0% (2)		(31,716)

NET ASSETS 100.0%		$194,626,227

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (32.1%)	2,976,421	36,163,511
Equity Index Fund (22.0%)	525,939	24,798,031
International Fund (4.4%)	743,194	5,031,425
Mid-Cap Equity Index Fund (5.5%)	320,011	6,256,211
Mid-Term Bond Fund (30.5%)	3,668,712	34,375,832
Money Market Fund (5.5%)	523,002	6,192,338

TOTAL INVESTMENTS (Cost: $126,095,898) 100.0%		112,817,348

OTHER NET ASSETS -0.0% (2)		(21,224)

NET ASSETS 100.0%		$112,796,124

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (31.7%)	12,585,316	152,911,584
Equity Index Fund (23.9%)	2,440,801	115,083,766
International Fund (7.0%)	4,994,180	33,810,597
Mid-Cap Equity Index Fund (7.1%)	1,763,811	34,482,508
Mid-Term Bond Fund (23.4%)	12,017,194	112,601,106
Money Market Fund (3.4%)	1,375,455	16,285,382
Small Cap Growth Fund (1.4%)	625,935	6,947,878
Small Cap Value Fund (2.1%)	725,716	10,007,621

TOTAL INVESTMENTS (Cost: $539,583,649) 100.0%		482,130,442

OTHER NET ASSETS -0.0% (2)		(60,993)

NET ASSETS 100.0%		$482,069,449

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (28.1%)	22,821,264	277,278,357
Equity Index Fund (28.7%)	6,000,585	282,927,592
International Fund (9.6%)	13,907,647	94,154,769
Mid-Cap Equity Index Fund (8.4%)	4,230,572	82,707,675
Mid-Term Bond Fund (18.2%)	19,201,958	179,922,346
Money Market Fund (3.0%)	2,530,755	29,964,134
Small Cap Equity Index Fund (0.8%)	925,848	8,193,753
Small Cap Growth Fund (1.0%)	892,060	9,901,864
Small Cap Value Fund (2.2%)	1,589,289	21,916,293

TOTAL INVESTMENTS (Cost: $1,099,788,130) 100.0%		986,966,783

OTHER NET ASSETS -0.0% (2)		(100,374)

NET ASSETS 100.0%		$986,866,409

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.2%)	18,775,982	228,128,179
Equity Index Fund (34.4%)	7,510,021	354,097,489
International Fund (11.6%)	17,568,609	118,939,486
Mid-Cap Equity Index Fund (10.1%)	5,342,398	104,443,874
Mid-Term Bond Fund (13.5%)	14,849,759	139,142,243
Money Market Fund (2.9%)	2,492,230	29,508,002
Small Cap Equity Index Fund (1.2%)	1,401,077	12,399,532
Small Cap Growth Fund (1.2%)	1,098,795	12,196,625
Small Cap Value Fund (2.9%)	2,173,151	29,967,748

TOTAL INVESTMENTS (Cost: $1,129,191,317) 100.0%		1,028,823,178

OTHER NET ASSETS -0.0% (2)		(104,608)

NET ASSETS 100.0%		$1,028,718,570

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (19.5%)	14,784,093	179,626,725
Equity Index Fund (39.2%)	7,647,342	360,572,175
International Fund (14.2%)	19,331,773	130,876,104
Mid-Cap Equity Index Fund (13.0%)	6,090,316	119,065,680
Mid-Term Bond Fund (5.6%)	5,488,206	51,424,494
Money Market Fund (2.1%)	1,647,632	19,507,966
Small Cap Equity Index Fund (2.4%)	2,523,502	22,332,989
Small Cap Growth Fund (1.8%)	1,506,525	16,722,429
Small Cap Value Fund (2.2%)	1,469,990	20,271,161

TOTAL INVESTMENTS (Cost: $1,010,364,994) 100.0%		920,399,723

OTHER NET ASSETS -0.0% (2)		(89,496)

NET ASSETS 100.0%		$920,310,227

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (16.5%)	10,276,706	124,861,976
Equity Index Fund (43.3%)	6,934,420	326,957,891
International Fund (16.2%)	18,017,047	121,975,410
Mid-Cap Equity Index Fund (14.7%)	5,661,761	110,687,424
Money Market Fund (1.9%)	1,224,156	14,494,013
Small Cap Equity Index Fund (2.0%)	1,715,374	15,181,063
Small Cap Growth Fund (2.6%)	1,742,776	19,344,810
Small Cap Value Fund (2.8%)	1,542,562	21,271,925

TOTAL INVESTMENTS (Cost: $828,755,463) 100.0%		754,774,512

OTHER NET ASSETS -0.0% (2)		(81,968)

NET ASSETS 100.0%		$754,692,544

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (12.2%)	7,802,278	94,797,681
Equity Index Fund (45.8%)	7,567,025	356,785,233
International Fund (17.4%)	20,032,723	135,621,531
Mid-Cap Equity Index Fund (14.5%)	5,773,934	112,880,406
Money Market Fund (1.5%)	969,713	11,481,399
Small Cap Equity Index Fund (2.4%)	2,144,592	18,979,641
Small Cap Growth Fund (2.7%)	1,885,854	20,932,984
Small Cap Value Fund (3.5%)	1,974,748	27,231,770

TOTAL INVESTMENTS (Cost: $853,609,225) 100.0%		778,710,645

OTHER NET ASSETS -0.0% (2)		(84,746)

NET ASSETS 100.0%		$778,625,899

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2050 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (10.2%)	4,954,862	60,201,575
Equity Index Fund (47.1%)	5,883,425	277,403,474
International Fund (17.5%)	15,237,861	103,160,319
Mid-Cap Equity Index Fund (14.4%)	4,348,967	85,022,299
Money Market Fund (0.9%)	463,864	5,492,148
Small Cap Equity Index Fund (3.5%)	2,291,289	20,277,910
Small Cap Growth Fund (2.8%)	1,472,301	16,342,543
Small Cap Value Fund (3.6%)	1,553,391	21,421,256

TOTAL INVESTMENTS (Cost: $653,110,225) 100.0%		589,321,524

OTHER NET ASSETS -0.0% (2)		(68,517)

NET ASSETS 100.0%		$589,253,007

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2055 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (8.6%)	2,068,866	25,136,721
Equity Index Fund (45.8%)	2,838,729	133,846,068
International Fund (18.4%)	7,919,135	53,612,546
Mid-Cap Equity Index Fund (15.2%)	2,266,629	44,312,594
Money Market Fund (1.8%)	444,403	5,261,727
Small Cap Equity Index Fund (2.6%)	846,382	7,490,481
Small Cap Growth Fund (3.5%)	929,775	10,320,504
Small Cap Value Fund (4.1%)	872,579	12,032,858

TOTAL INVESTMENTS (Cost: $335,556,830) 100.0%		292,013,499

OTHER NET ASSETS -0.0% (2)		(41,490)

NET ASSETS 100.0%		$291,972,009

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2060 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (6.9%)	738,938	8,978,098
Equity Index Fund (45.8%)	1,258,875	59,355,974
International Fund (19.8%)	3,781,319	25,599,530
Mid-Cap Equity Index Fund (15.0%)	992,666	19,406,618
Money Market Fund (1.3%)	143,738	1,701,854
Small Cap Equity Index Fund (3.4%)	492,258	4,356,485
Small Cap Growth Fund (3.9%)	453,998	5,039,381
Small Cap Value Fund (3.9%)	369,408	5,094,136

TOTAL INVESTMENTS (Cost: $154,079,526) 100.0%		129,532,076

OTHER NET ASSETS -0.0% (2)		(21,419)

NET ASSETS 100.0%		$129,510,657

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2065 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (4.8%)	96,952	1,177,965
Equity Index Fund (46.4%)	242,573	11,437,300
International Fund (21.1%)	768,520	5,202,883
Mid-Cap Equity Index Fund (15.3%)	193,092	3,774,945
Money Market Fund (1.1%)	22,959	271,834
Small Cap Equity Index Fund (3.7%)	101,872	901,569
Small Cap Growth Fund (3.4%)	75,959	843,150
Small Cap Value Fund (4.2%)	74,847	1,032,135

TOTAL INVESTMENTS (Cost: $30,253,425) 100.0%		24,641,781

OTHER NET ASSETS 0.0% (2)		5,020

NET ASSETS 100.0%		$24,646,801

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
COMPOSITE FUND	$244,742	0.1%
INTERNATIONAL FUND	$11,103,458	1.1%
MONEY MARKET FUND	$103,199,047	35.3%
MID-TERM BOND FUND	$12,135,302	1.4%
BOND FUND	$8,501,059	0.5%

†† Level 3 Security.

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of September 30, 2022, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments

EQUITY INDEX FUND	340	E-mini S&P 500 Stock Index	P	December 2022	$61,225,500	$(6,588,435)	1.6%

ALL AMERICA FUND	12	E-mini S&P 500 Stock Index	P	December 2022	$2,160,900	$(252,960)	0.8%

MID-CAP EQUITY INDEX FUND	125	E-mini S&P MidCap 400 Stock Index	P	December 2022	$27,602,500	$(2,497,920)	1.9%

INTERNATIONAL FUND	309	MSCI EAFE Index	P	December 2022	$25,656,270	$(2,864,430)	2.6%

(a)

Includes the cumulative appreciation (depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	Percentage is less than 0.05%.
(3)	U.S. Government guaranteed security.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of September 30, 2022, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of three securities in the Small Cap Equity Index, Mid-Term Bond and Bond Fund (see Note a below) which were considered Level 3 and securities listed on foreign exchanges which were considered Level 2. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of September 30, 2022. Fair value inputs for all debt securities and temporary cash investments were considered Level 2, with the exception of one security in the Bond Fund (see Note a below) which was considered as Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of September 30, 2022:

Fund	Level 1 – Quoted Prices	Level 2 – Significiant Observable Inputs	Level 3 – Significiant Unobservable Inputs		Total
Investments at Fair Value:*
Equity Index Fund
Common Stock - Indexed	$3,879,260,640	-	-		$3,879,260,640
Short-Term Debt Securities	-	$61,840,608	-		$61,840,608
Temporary Cash Investment	-	$62,922	-		$62,922

	$3,879,260,640	$61,903,530	-		$3,941,164,170

All America Fund
Common Stock - Indexed	$147,426,513	-	-		$147,426,513
Common Stock - Active	$114,013,596	-	-		$114,013,596
Short-Term Debt Securities - Indexed	-	$349,168	-		$349,168
Temporary Cash Investment	-	$7,286,757	-		$7,286,757

	$261,440,109	$7,635,925	-		$269,076,034

Small Cap Value Fund
Common Stock	$412,167,593	-	-		$412,167,593
Short-Term Debt Securities	-	$11,291,631	-		$11,291,631
Temporary Cash Investment	-	$60,823	-		$60,823

	$412,167,593	$11,352,454	-		$423,520,047

Small Cap Growth Fund
Common Stock	$398,348,160	-	-		$398,348,160
Short-Term Debt Securities	-	$14,759,093	-		$14,759,093
Temporary Cash Investment	-	$6,039,177	-		$6,039,177

	$398,348,160	$20,798,270	-		$419,146,430

Small Cap Equity Index Fund
Common Stock - Indexed	$157,116,627	-	-	(a)	$157,116,627
Warrants	$6,298	-	-		$6,298
Temporary Cash Investment	-	$140,681	-		$140,681

	$157,122,925	$140,681	-		$157,263,606

Mid Cap Value Fund
Common Stock	$104,909,123	-	-		$104,909,123
Temporary Cash Investment	-	$3,338,722	-		$3,338,722

	$104,909,123	$3,338,722	-		$108,247,845

Mid-Cap Equity Index Fund
Common Stock - Indexed	$1,416,434,433	-	-		$1,416,434,433
Short-Term Debt Securities	-	$21,227,746	-		$21,227,746
Temporary Cash Investment	-	$100,845	-		$100,845

	$1,416,434,433	$21,328,591	-		$1,437,763,024

Composite Fund
Common Stock	$100,245,617	-	-		$100,245,617
U.S. Government Debt	-	$28,056,201	-		$28,056,201
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$19,902,278	-		$19,902,278
Long-Term Corporate Debt	-	$13,226,028	-		$13,226,028
Short-Term Debt Securities	-	$7,445,096	-		$7,445,096
Temporary Cash Investment	-	$3,600,023	-		$3,600,023

	$100,245,617	$72,229,626	-		$172,475,243

International Fund
Common Stock	$71,958,186	$835,136,720	-		$907,094,906
Short-Term Debt Securities	-	$2,992,866	-		$2,992,866
Temporary Cash Investment	-	$68,641,272	-		$68,641,272

	$71,958,186	$906,770,858	-		$978,729,044

Catholic Values Index Fund
Common Stock - Indexed	$3,906,326	-	-		$3,906,326

Retirement Income Fund
Common Stock	$194,657,943	-	-		$194,657,943

2015 Retirement Fund
Common Stock	$112,817,348	-	-		$112,817,348

2020 Retirement Fund
Common Stock	$482,130,442	-	-		$482,130,442

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

2025 Retirement Fund
Common Stock	$986,966,783	-	-		$986,966,783

2030 Retirement Fund
Common Stock	$1,028,823,178	-	-		$1,028,823,178

2035 Retirement Fund
Common Stock	$920,399,723	-	-		$920,399,723

2040 Retirement Fund
Common Stock	$754,774,512	-	-		$754,774,512

2045 Retirement Fund
Common Stock	$778,710,645	-	-		$778,710,645

2050 Retirement Fund
Common Stock	$589,321,524	-	-		$589,321,524

2055 Retirement Fund
Common Stock	$292,013,499	-	-		$292,013,499

2060 Retirement Fund
Common Stock	$129,532,076	-	-		$129,532,076

2065 Retirement Fund
Common Stock	$24,641,781	-	-		$24,641,781

Conservative Allocation Fund
Common Stock	$158,942,006	-	-		$158,942,006

Moderate Allocation Fund
Common Stock	$374,559,159	-	-		$374,559,159

Aggressive Allocation Fund
Common Stock	$291,636,229	-	-		$291,636,229

Money Market Fund
U.S. Government Debt	-	$75,847,502	-		$75,847,502
U.S. Government Agency Short-Term Debt	-	$70,004,433	-		$70,004,433
Commercial Paper	-	$142,655,906	-		$142,655,906
Temporary Cash Investment	-	$145,052	-		$145,052

	-	$288,652,893	-		$288,652,893

Mid-Term Bond Fund
U.S. Government Debt	-	$682,874,857	-		$682,874,857
Long-Term Corporate Debt	-	$196,913,622	-		$196,913,622
Common Stock	$608,234	-	$815,096(a	)	$1,423,330
Short-Term Debt Securities	-	$7,898,683	-		$7,898,683
Temporary Cash Investment	-	$165,011	-		$165,011

	$608,234	$887,852,173	$815,096		$889,275,503

Bond Fund
U.S. Government Debt	-	$777,793,203	-		$777,793,203
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$574,907,537	-		$574,907,537
Long-Term Corporate Debt	-	$375,650,654	-		$375,650,654
Sovereign Debt	-	-	$1,829,130(a	)	$1,829,130
Common Stock	$1,235,253	-	$1,717,923(a	)	$2,953,176
Short-Term Debt Securities	-	$9,898,457	-		$9,898,457
Temporary Cash Investment	-	$4,266,990	-		$4,266,990

	$1,235,253	$1,742,516,841	$3,547,053		$1,747,299,147

Other Financial Instruments:**
Equity Index Fund	$(6,588,435)	-	-		$(6,588,435)
All America Fund	$(252,960)	-	-		$(252,960)
Mid-Cap Equity Index Fund	$(2,497,920)	-	-		$(2,497,920)
International Fund	$(2,864,430)	-	-		$(2,864,430)

*	See Portfolios of Investments for more details on industry or country classifications, as applicable.
**	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Nine Months Ended September 30, 2022
	Balance December 31, 2021(a)	Change in Unrealized Gains (Losses)	Change in Realized Gains (Losses)	Accrued Discounts (Premiums)	Transfers Into Level 3	Transfers Out of Level 3	Purchases	Sales	Balance September 30, 2022(a)		Net change in Unrealized Gains/Losses of Level 3 Assets Held as of September 30, 2022
All America Fund - Active Common Stock	$5,463	$(5,462)	$12,415	-	-	-	-	$(12,416)	-(b)		$(5,462)
Small Cap Growth Fund - Common Stock	$91,218	$(91,208)	$207,304	-	-	-	-	$(207,314)	-(c)		$(91,208)
Small Cap Equity Index Fund - Common Stock	-	-	-	-	-	-	-	-	-(d)		-
Mid-Term Bond Fund - Common Stock	$815,096	-	-	-	-	-	-	-	$815,096	(e)	-
Bond Fund - Common Stock	$1,717,923	-	-	-	-	-	-	-	$1,717,923	(f)	-
Bond Fund - Sovereign Debt	$2,301,760	$(171,983)	-	$(66,430)	-	-	-	$(234,217)	$1,829,130	(g)	$(171,983)

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(b)	Level 3 security, Ferroglobe Representation & Warranty Insurance Trust and Alder Biopharmaceuticals, Inc were sold with $0 fair value.
(c)	Level 3 security, Ferroglobe Representation & Warranty Insurance Trust and Alder Biopharmaceuticals, Inc were sold with $0 fair value.
(d)	Level 3 security, Contra Progenics Pharmaceuticals, Inc. - contingent value rights with $0 fair value.
(e)	Level 3 security, Superior Energy Svcs., Inc. - common stock with $815,096 fair value.
(f)	Level 3 security, Superior Energy Svcs., Inc. - common stock with $1,717,923 fair value.
(g)	Level 3 security, Sri Lanka AID, with change in unrealized loss of $171,983, accrued premiums of $66,430, sales of $234,217 and $1,829,130 fair value.

Security Valuation — Investment securities are carried at fair value as follows:

The Funds’ investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. The Board of Directors of the Investment Company (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to the Adviser. Pursuant to the Board’s delegation, the Adviser has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly scheduled quarterly meeting. For fiscal reporting year-end, securities were fair valued at the close of the last business day.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

Temporary cash investments are amounts on deposit with financial institutions that are swept daily into an overnight investment and returned the next business day. Cash equivalents such as short-term temporary cash investments are valued at amortized cost.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Mutual of America Capital Management LLC (“the Adviser”) uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value.

The Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Total Distributable Earnings (Loss) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Summary Portfolios of Investments in Securities”) representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following table presents the financial statement impacts resulting from the funds’ use of futures contracts at their fair values as of September 30, 2022 and for the nine months ended September 30, 2022:

Derivatives not accounted	Risk	Locations on Statements of	Equity Index	All America	Mid-Cap Equity	International
for as hedging instruments	Type	Assets and Liabilities	Fund	Fund	Index Fund	Fund
Futures Contracts	Equity	Total Distributable Earnings (Loss)	($6,588,435)	($252,960)	($2,497,920)	($2,864,430)

Derivatives not accounted	Risk	Locations on Statements of	Equity Index	All America	Mid-Cap Equity	International
for as hedging instruments	Type	Operations	Fund	Fund	Index Fund	Fund
Futures Contracts	Equity	Net realized gain (loss) on Futures contracts	($9,054,897)	($306,315)	($4,262,125)	($6,481,644)

Futures Contracts	Equity	Change in net unrealized appreciation (depreciation) of Futures contracts	($8,061,655)	($330,225)	($3,818,438)	($3,271,320)

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2022 (Unaudited)

Investments in affiliated investment companies during the nine months ended September 30, 2022 were as follows:

Affiliated Investment Company	Value as of December 31, 2021	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of September 30, 2022	Dividends
Retirement Income Fund
Bond Fund	$67,233,587	$23,023,587	$(1,463,476)	$(8,725,892)	$(16,023,869)	$64,043,937	$814,595
Equity Index Fund	51,649,348	10,823,912	2,640,309	(15,072,819)	(11,533,724)	38,507,026	275,919
International Fund	-	6,963,452	(56,929)	(1,187,500)	(769,017)	4,950,006	141,336
Mid-Cap Equity Index Fund	13,922,598	2,457,682	31,091	(2,884,483)	(4,258,430)	9,268,458	70,684
Mid-Term Bond Fund	63,101,442	15,348,288	(410,818)	(6,267,532)	(7,061,174)	64,710,206	591,177
Money Market Fund	27,852,524	2,564,709	(353,384)	351,721	(17,237,260)	13,178,310	47,949

Total	$223,759,499	$61,181,630	$386,793	$(33,786,505)	$(56,883,474)	$194,657,943	$1,941,660

2015 Retirement Fund
Bond Fund	$44,868,290	$8,948,536	$(841,559)	$(5,530,339)	$(11,281,417)	$36,163,511	$499,161
Equity Index Fund	35,336,648	4,391,043	2,530,011	(10,890,692)	(6,568,979)	24,798,031	182,290
International Fund	7,056,427	416,949	45,405	(1,916,414)	(570,942)	5,031,425	147,357
Mid-Cap Equity Index Fund	11,163,777	349,531	(33,556)	(2,095,251)	(3,128,290)	6,256,211	30,246
Mid-Term Bond Fund	36,094,620	4,550,126	(217,718)	(3,369,577)	(2,681,619)	34,375,832	312,908
Money Market Fund	5,601,283	4,444,584	(52,963)	57,130	(3,857,696)	6,192,338	19,023

Total	$140,121,045	$23,100,769	$1,429,620	$(23,745,143)	$(28,088,943)	$112,817,348	$1,190,985

2020 Retirement Fund
Bond Fund	$192,782,745	$29,033,904	$(3,669,771)	$(23,877,418)	$(41,357,876)	$152,911,584	$2,152,942
Equity Index Fund	163,324,585	8,848,420	7,437,218	(45,802,027)	(18,724,430)	115,083,766	850,216
International Fund	48,155,862	2,828,836	211,504	(12,824,664)	(4,560,941)	33,810,597	992,211
Mid-Cap Equity Index Fund	62,737,849	2,107,242	667,087	(12,468,729)	(18,560,941)	34,482,508	270,615
Mid-Term Bond Fund	121,821,746	13,368,935	(779,138)	(11,316,337)	(10,494,100)	112,601,106	1,060,096
Money Market Fund	9,047,886	10,282,422	(90,542)	102,835	(3,057,219)	16,285,382	42,493
Small Cap Growth Fund	10,810,355	348,710	(189,723)	(3,129,186)	(892,278)	6,947,878	-
Small Cap Value Fund	12,511,900	399,896	68,104	(2,080,003)	(892,276)	10,007,621	51,188

Total	$621,192,928	$67,218,365	$3,654,739	$(111,395,529)	$(98,540,061)	$482,130,442	$5,419,761

2025 Retirement Fund
Bond Fund	$295,886,015	$61,856,463	$(2,751,067)	$(42,966,702)	$(34,746,352)	$277,278,357	$3,600,434
Equity Index Fund	363,009,300	29,789,880	7,598,401	(97,753,782)	(19,716,207)	282,927,592	2,029,432
International Fund	125,222,837	9,954,554	19,099	(34,140,274)	(6,901,447)	94,154,769	2,687,130
Mid-Cap Equity Index Fund	161,830,646	7,876,118	2,942,966	(32,103,388)	(57,838,667)	82,707,675	672,934
Mid-Term Bond Fund	190,645,741	16,430,957	(681,349)	(18,128,491)	(8,344,512)	179,922,346	1,645,751
Money Market Fund	17,706,130	14,961,652	(3,713)	29,253	(2,729,188)	29,964,134	86,804
Small Cap Equity Index Fund	-	9,394,558	(10,826)	(829,213)	(360,766)	8,193,753	15,117
Small Cap Growth Fund	22,565,637	1,074,052	(1,300,357)	(5,417,946)	(7,019,522)	9,901,864	-
Small Cap Value Fund	26,076,885	1,184,572	(87,526)	(4,238,116)	(1,019,522)	21,916,293	110,524

Total	$1,202,943,191	$152,522,806	$5,725,628	$(235,548,659)	$(138,676,183)	$986,966,783	$10,848,126

2030 Retirement Fund
Bond Fund	$222,573,668	$65,033,458	$(1,575,786)	$(34,128,396)	$(23,774,765)	$228,128,179	$2,835,668
Equity Index Fund	448,984,007	32,112,708	5,419,753	(117,610,655)	(14,808,324)	354,097,489	2,501,818
International Fund	152,898,493	13,780,025	22,720	(42,547,254)	(5,214,498)	118,939,486	3,343,777
Mid-Cap Equity Index Fund	190,317,399	11,651,246	1,701,821	(36,879,609)	(62,346,983)	104,443,874	883,978
Mid-Term Bond Fund	127,108,936	28,769,986	(259,788)	(13,133,048)	(3,343,843)	139,142,243	1,143,511
Money Market Fund	18,651,787	12,532,224	(2,310)	30,553	(1,704,252)	29,508,002	95,005
Small Cap Equity Index Fund	3,864,723	11,367,716	(196,587)	(1,967,551)	(668,769)	12,399,532	42,421
Small Cap Growth Fund	31,351,186	1,283,766	(1,871,333)	(6,932,139)	(11,634,855)	12,196,625	-
Small Cap Value Fund	35,048,557	1,434,079	(52,154)	(5,827,880)	(634,854)	29,967,748	150,314

Total	$1,230,798,756	$177,965,208	$3,186,336	$(258,995,979)	$(124,131,143)	$1,028,823,178	$10,996,492

2035 Retirement Fund
Bond Fund	$216,377,707	$24,211,527	$(3,191,577)	$(29,419,072)	$(28,351,860)	$179,626,725	$2,607,262
Equity Index Fund	436,452,028	49,597,437	5,303,494	(117,617,484)	(13,163,300)	360,572,175	2,521,086
International Fund	164,225,295	18,073,632	66,082	(46,352,263)	(5,136,642)	130,876,104	3,639,331
Mid-Cap Equity Index Fund	188,857,119	14,909,356	2,891,501	(40,106,128)	(47,486,168)	119,065,680	984,510
Mid-Term Bond Fund	-	54,073,332	(4,241)	(1,987,376)	(657,221)	51,424,494	111,012
Money Market Fund	-	19,985,649	331	14,903	(492,917)	19,507,966	13,909
Small Cap Equity Index Fund	11,485,524	16,539,740	123,602	(5,144,822)	(671,055)	22,332,989	96,293
Small Cap Growth Fund	38,864,933	1,905,698	(2,561,803)	(8,787,684)	(12,698,715)	16,722,429	-
Small Cap Value Fund	44,998,798	2,054,016	(1,015,878)	(4,567,060)	(21,198,715)	20,271,161	148,318

Total	$1,101,261,404	$201,350,387	$1,611,511	$(253,966,986)	$(129,856,593)	$920,399,723	$10,121,721

2040 Retirement Fund
Bond Fund	$131,159,781	$22,228,464	$(669,504)	$(19,916,238)	$(7,940,527)	$124,861,976	$1,603,950
Equity Index Fund	403,269,103	39,368,471	5,849,514	(107,646,957)	(13,882,240)	326,957,891	2,265,284
International Fund	147,851,465	22,791,915	616,978	(43,566,469)	(5,718,479)	121,975,410	3,403,291
Mid-Cap Equity Index Fund	161,021,553	11,753,867	1,992,496	(34,978,208)	(29,102,284)	110,687,424	893,459
Money Market Fund	-	14,786,454	180	15,475	(308,096)	14,494,013	22,347
Small Cap Equity Index Fund	18,907,320	1,496,433	103,983	(4,672,034)	(654,639)	15,181,063	83,896
Small Cap Growth Fund	27,082,878	1,736,752	(147,314)	(8,499,597)	(827,909)	19,344,810	-
Small Cap Value Fund	36,241,851	1,866,108	(1,197,657)	(3,810,469)	(11,827,908)	21,271,925	129,357

Total	$925,533,951	$116,028,464	$6,548,676	$(223,074,497)	$(70,262,082)	$754,774,512	$8,401,584

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2022 (Unaudited)

2045 Retirement Fund
Bond Fund	$106,073,619	$10,357,038	$(354,661)	$(16,005,238)	$(5,273,077)	$94,797,681	$1,273,662
Equity Index Fund	425,092,970	54,080,224	7,191,008	(116,301,302)	(13,277,667)	356,785,233	2,445,129
International Fund	163,017,267	25,834,477	913,842	(48,624,443)	(5,519,612)	135,621,531	3,787,598
Mid-Cap Equity Index Fund	160,088,200	16,187,245	2,348,815	(36,120,440)	(29,623,414)	112,880,406	910,168
Money Market Fund	-	11,774,001	164	6,162	(298,928)	11,481,399	4,718
Small Cap Equity Index Fund	17,778,224	6,605,018	77,268	(4,883,599)	(597,270)	18,979,641	104,499
Small Cap Growth Fund	36,945,133	2,155,656	(1,560,662)	(9,712,706)	(6,894,437)	20,932,984	-
Small Cap Value Fund	47,972,113	2,315,036	(764,111)	(5,896,832)	(16,394,436)	27,231,770	159,381

Total	$956,967,526	$129,308,695	$7,851,663	$(237,538,398)	$(77,878,841)	$778,710,645	$8,685,155

2050 Retirement Fund
Bond Fund	$66,313,995	$6,902,282	$(185,288)	$(10,140,806)	$(2,688,608)	$60,201,575	$804,724
Equity Index Fund	307,654,157	60,894,686	4,110,171	(85,385,526)	(9,870,014)	277,403,474	1,860,639
International Fund	128,729,948	15,060,638	71,501	(36,365,132)	(4,336,636)	103,160,319	2,851,074
Mid-Cap Equity Index Fund	133,191,121	10,527,771	(862,164)	(26,249,178)	(31,585,251)	85,022,299	684,588
Money Market Fund	-	5,701,523	117	1,989	(211,481)	5,492,148	4,680
Small Cap Equity Index Fund	18,970,680	7,040,522	145,523	(5,221,976)	(656,839)	20,277,910	95,138
Small Cap Growth Fund	29,048,305	1,800,237	(1,051,427)	(7,775,339)	(5,679,233)	16,342,543	-
Small Cap Value Fund	33,638,965	1,936,471	(1,764,058)	(3,710,892)	(8,679,230)	21,421,256	136,235

Total	$717,547,171	$109,864,130	$464,375	$(174,846,860)	$(63,707,292)	$589,321,524	$6,437,078

2055 Retirement Fund
Bond Fund	$27,717,806	$4,879,712	$(116,208)	$(4,080,764)	$(3,263,825)	$25,136,721	$325,345
Equity Index Fund	139,811,410	37,182,030	1,467,646	(39,873,690)	(4,741,328)	133,846,068	903,592
International Fund	59,535,870	14,589,192	(77,612)	(18,165,450)	(2,269,454)	53,612,546	1,431,678
Mid-Cap Equity Index Fund	62,103,970	10,469,640	9,799	(13,315,236)	(14,955,579)	44,312,594	318,780
Money Market Fund	-	5,296,889	26	5,297	(40,485)	5,261,727	4,208
Small Cap Equity Index Fund	7,356,268	3,157,681	253,043	(2,084,092)	(1,192,419)	7,490,481	29,074
Small Cap Growth Fund	16,294,110	2,130,842	(386,078)	(4,742,099)	(2,976,271)	10,320,504	-
Small Cap Value Fund	17,052,296	2,207,871	28,806	(2,779,844)	(4,476,271)	12,032,858	77,030

Total	$329,871,730	$79,913,857	$1,179,422	$(85,035,878)	$(33,915,632)	$292,013,499	$3,089,707

2060 Retirement Fund
Bond Fund	$9,365,406	$2,451,962	$(102,053)	$(1,344,776)	$(1,392,441)	$8,978,098	$112,240
Equity Index Fund	53,394,630	23,619,479	336,066	(16,434,531)	(1,559,670)	59,355,974	381,299
International Fund	26,002,709	8,686,290	(6,905)	(8,295,198)	(787,366)	25,599,530	649,080
Mid-Cap Equity Index Fund	25,566,672	7,016,059	1,025,328	(6,545,964)	(7,655,477)	19,406,618	132,827
Money Market Fund	-	1,715,827	8	1,877	(15,858)	1,701,854	2,257
Small Cap Equity Index Fund	2,709,056	2,688,678	18,642	(954,697)	(105,194)	4,356,485	16,430
Small Cap Growth Fund	6,332,000	1,435,630	(4,158)	(2,072,117)	(651,974)	5,039,381	-
Small Cap Value Fund	6,924,671	1,468,683	391,948	(1,539,192)	(2,151,974)	5,094,136	33,053

Total	$130,295,144	$49,082,608	$1,658,876	$(37,184,598)	$(14,319,954)	$129,532,076	$1,327,186

2065 Retirement Fund
Bond Fund	$934,265	$721,243	$(36,356)	$(143,045)	$(298,142)	$1,177,965	$13,853
Equity Index Fund	6,814,257	7,840,525	26,794	(2,675,627)	(568,649)	11,437,300	63,639
International Fund	3,592,379	3,388,929	(42,704)	(1,453,862)	(281,859)	5,202,883	113,863
Mid-Cap Equity Index Fund	3,622,064	2,609,361	(207,254)	(729,264)	(1,519,962)	3,774,945	24,226
Money Market Fund	-	279,778	3	232	(8,179)	271,834	510
Small Cap Equity Index Fund	525,877	615,639	(6,055)	(187,277)	(46,615)	901,569	3,407
Small Cap Growth Fund	868,977	563,068	(136,590)	(204,608)	(247,697)	843,150	-
Small Cap Value Fund	903,623	567,475	94	(191,361)	(247,696)	1,032,135	4,407

Total	$17,261,442	$16,586,018	$(402,068)	$(5,584,812)	$(3,218,799)	$24,641,781	$223,905

Conservative Allocation Fund
Bond Fund	$54,768,871	$3,448,203	$(658,459)	$(7,469,938)	$(6,090,474)	$43,998,203	$630,281
Equity Index Fund	53,196,438	2,629,818	1,758,673	(14,517,320)	(4,973,267)	38,094,342	281,549
International Fund	11,459,195	708,147	79,391	(3,124,941)	(994,654)	8,127,138	238,495
Mid-Cap Equity Index Fund	11,796,459	538,301	(31,865)	(2,545,716)	(994,654)	8,762,525	68,650
Mid-Term Bond Fund	69,616,475	3,857,448	(594,781)	(5,956,762)	(6,962,582)	59,959,798	569,871

Total	$200,837,438	$11,181,917	$552,959	$(33,614,677)	$(20,015,631)	$158,942,006	$1,788,846

Moderate Allocation Fund
Bond Fund	$110,793,879	$4,057,328	$(654,972)	$(15,742,059)	$(8,212,564)	$90,241,612	$1,270,227
Equity Index Fund	178,309,934	4,846,930	5,058,207	(47,811,139)	(11,287,432)	129,116,500	944,990
International Fund	49,249,914	2,138,759	(102,901)	(12,913,085)	(3,224,981)	35,147,706	1,023,920
Mid-Cap Equity Index Fund	77,263,564	2,121,406	149,509	(16,992,713)	(4,837,471)	57,704,295	449,146
Mid-Term Bond Fund	71,651,709	2,256,282	(387,124)	(6,334,350)	(4,837,471)	62,349,046	584,022

Total	$487,269,000	$15,420,705	$4,062,719	$(99,793,346)	$(32,399,919)	$374,559,159	$4,272,305

Aggressive Allocation Fund
Bond Fund	$73,030,856	$2,715,753	$(487,525)	$(10,300,688)	$(5,165,655)	$59,792,741	$836,467
Equity Index Fund	141,566,114	4,037,848	5,072,877	(39,008,930)	(8,786,778)	102,881,131	749,099
International Fund	56,859,133	2,588,692	(106,851)	(14,901,376)	(3,765,761)	40,673,837	1,179,226
Mid-Cap Equity Index Fund	80,688,456	2,347,406	1,345,884	(18,931,774)	(5,021,016)	60,428,956	468,120
Small Cap Growth Fund	18,514,389	469,820	(12,423)	(5,715,014)	(1,255,253)	12,001,519	-
Small Cap Value Fund	19,758,304	551,048	(70,476)	(3,125,578)	(1,255,253)	15,858,045	81,227

Total	$390,417,252	$12,710,567	$5,741,486	$(91,983,360)	$(25,249,716)	$291,636,229	$3,314,139